     As filed with the Securities and Exchange Commission on April 6, 2011



                                           REGISTRATION STATEMENT NOS. 333-96519
                                                                       811-03927


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 17


                                     And/Or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 110


                                   -----------
                MetLife of CT Fund UL for Variable Life Insurance
                           (Exact name of Registrant)
                    MetLife Insurance Company of Connecticut
                               (Name of Depositor)

            1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b)


[X]   on May 1, 2011 pursuant to paragraph (b)


[ ]   ___ days after filing pursuant to paragraph (a)(1)

[ ]   on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

__    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Life Insurance Policies

================================================================================

                              METLIFE VARIABLE LIFE


                Flexible Premium Variable Life Insurance Policies
                        MAY 1, 2011 PROSPECTUS SUPPLEMENT


                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE


This prospectus supplement updates certain information contained in your last prospectus dated April 28, 2008, as annually and periodically supplemented, for MetLife Variable Life, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.



You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" section for additional Funds that may be available depending on when you purchased your Policy):





AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2     PIMCO Total Return Portfolio -- Class B
  American Funds Global Growth Fund               Pioneer Fund Portfolio -- Class A
  American Funds Growth Fund                      Pioneer Strategic Income
  American Funds Growth-Income Fund                  Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS           T. Rowe Price Large Cap Value
  Contrafund(R) Portfolio -- Service Class           Portfolio -- Class B
  Mid Cap Portfolio -- Service Class 2            Third Avenue Small Cap Value
FRANKLIN TEMPLETON VARIABLE INSURANCE                Portfolio -- Class B
  PRODUCTS TRUST -- CLASS 2                       Van Kampen Comstock Portfolio -- Class B
  Templeton Foreign Securities Fund             METROPOLITAN SERIES FUND, INC.
GOLDMAN SACHS VARIABLE INSURANCE                  BlackRock Aggressive Growth
  TRUST -- INSTITUTIONAL SHARES                      Portfolio -- Class D
  Goldman Sachs Strategic Growth Fund             BlackRock Diversified Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES              BlackRock Legacy Large Cap Growth
  Enterprise Portfolio                               Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST         BlackRock Money Market Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive         A
     Growth Portfolio -- Class I                  Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Equity          FI Value Leaders Portfolio -- Class D
     Income Builder Portfolio -- Class II         MetLife Conservative Allocation
  Legg Mason ClearBridge Variable                    Portfolio -- Class B
     Fundamental All Cap Value Portfolio          MetLife Conservative to Moderate
     -- Class I                                      Allocation Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap       MetLife Moderate Allocation
     Growth Portfolio -- Class I                     Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST         MetLife Moderate to Aggressive Allocation
  Legg Mason Western Asset Variable High             Portfolio -- Class B
     Income Portfolio                             MetLife Stock Index Portfolio -- Class A
MET INVESTORS SERIES TRUST                        MFS(R) Total Return Portfolio -- Class F
  Clarion Global Real Estate                      MFS(R) Value Portfolio -- Class A
     Portfolio -- Class A                         Russell 2000(R) Index Portfolio -- Class A
  Invesco Small Cap Growth                        T. Rowe Price Large Cap Growth
     Portfolio -- Class A                            Portfolio -- Class B
  Janus Forty Portfolio -- Class A                T. Rowe Price Small Cap Growth
  Lord Abbett Bond Debenture                         Portfolio -- Class B
     Portfolio -- Class A                         Western Asset Management U.S. Government
  MetLife Aggressive Strategy                        Portfolio -- Class A
     Portfolio -- Class B                       PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  MFS(R) Emerging Markets Equity                  Pioneer Mid Cap Value VCT Portfolio
     Portfolio -- Class B                       THE MERGER FUND VL
  PIMCO Inflation Protected Bond                VANGUARD VARIABLE INSURANCE FUNDS
     Portfolio -- Class A                         Mid-Cap Index Portfolio
                                                  Total Stock Market Index Portfolio





Certain Funds may have been subject to a name change, substitution or merger. Please see "Additional Information Regarding Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2010. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2010, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.





MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                      MINIMUM    MAXIMUM
                                                                      -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                      0.20%      5.29%




FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                                    DISTRIBUTION                               TOTAL   CONTRACTUAL FEE
                                                       AND/OR                                  ANNUAL       WAIVER
                                         MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE
FUND                                         FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT
----                                     ---------- ------------ -------- ------------------ --------- ---------------

AMERICAN FUNDS INSURANCE SERIES(R) --
  CLASS 2
  American Funds Global Growth Fund.....    0.53%       0.25%      0.03%           --           0.81%          --
  American Funds Growth Fund............    0.32%       0.25%      0.02%           --           0.59%          --
  American Funds Growth-Income Fund.....    0.27%       0.25%      0.02%           --           0.54%          --
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service
     Class..............................    0.56%       0.10%      0.09%           --           0.75%          --
  Equity-Income Portfolio -- Initial
     Class+.............................    0.46%         --       0.10%           --           0.56%          --
  High Income Portfolio -- Initial
     Class+.............................    0.57%         --       0.12%           --           0.69%          --
  Mid Cap Portfolio -- Service Class 2..    0.56%       0.25%      0.10%           --           0.91%          --
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund+...................    0.51%       0.25%      0.29%         0.01%          1.06%        0.01%
  Templeton Foreign Securities Fund.....    0.65%       0.25%      0.14%         0.01%          1.05%        0.01%
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth Fund...    0.75%         --       0.11%           --           0.86%          --

                                                    DISTRIBUTION                               TOTAL   CONTRACTUAL FEE
                                                       AND/OR                                  ANNUAL       WAIVER
                                         MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE
FUND                                         FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT
----                                     ---------- ------------ -------- ------------------ --------- ---------------
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio..................    0.64%       0.25%      0.04%           --           0.93%          --
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I...............    0.75%         --       0.04%           --           0.79%          --
  Legg Mason ClearBridge Variable Equity
     Income Builder Portfolio -- Class
     II.................................    0.75%       0.25%      0.13%           --           1.13%          --
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I...............    0.75%         --       0.05%           --           0.80%          --
  Legg Mason ClearBridge Variable Large
     Cap Growth Portfolio -- Class I....    0.75%         --       0.16%           --           0.91%          --
  Legg Mason ClearBridge Variable Large
     Cap Value Portfolio -- Class I+....    0.65%         --       0.10%           --           0.75%          --
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Western Asset Variable High
     Income Portfolio...................    0.60%         --       0.08%           --           0.68%          --
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A...............    0.62%         --       0.07%           --           0.69%          --
  Invesco Small Cap Growth
     Portfolio -- Class A...............    0.85%         --       0.04%           --           0.89%        0.02%
  Janus Forty Portfolio -- Class A......    0.63%         --       0.04%           --           0.67%          --
  Lord Abbett Bond Debenture
     Portfolio -- Class A...............    0.50%         --       0.03%           --           0.53%          --
  MetLife Aggressive Strategy
     Portfolio -- Class B...............    0.09%       0.25%      0.02%         0.74%          1.10%        0.01%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+..............    0.94%         --       0.18%           --           1.12%          --
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B...............    0.94%       0.25%      0.18%           --           1.37%          --
  MFS(R) Research International
     Portfolio -- Class B+..............    0.69%       0.25%      0.09%           --           1.03%        0.03%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+..............    0.66%       0.25%      0.14%           --           1.05%        0.02%
  Oppenheimer Capital Appreciation
     Portfolio -- Class A+..............    0.60%         --       0.06%           --           0.66%          --
  PIMCO Inflation Protected Bond
     Portfolio -- Class A...............    0.47%         --       0.04%           --           0.51%          --
  PIMCO Total Return Portfolio -- Class
     B..................................    0.48%       0.25%      0.03%           --           0.76%          --
  Pioneer Fund Portfolio -- Class A.....    0.64%         --       0.05%           --           0.69%        0.02%

                                                    DISTRIBUTION                               TOTAL   CONTRACTUAL FEE
                                                       AND/OR                                  ANNUAL       WAIVER
                                         MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE
FUND                                         FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT
----                                     ---------- ------------ -------- ------------------ --------- ---------------
  Pioneer Strategic Income
     Portfolio -- Class A...............    0.59%         --       0.08%           --           0.67%          --
  RCM Technology Portfolio -- Class B+..    0.88%       0.25%      0.09%           --           1.22%          --
  T. Rowe Price Large Cap Value
     Portfolio -- Class B...............    0.57%       0.25%      0.02%           --           0.84%          --
  Third Avenue Small Cap Value
     Portfolio -- Class B...............    0.74%       0.25%      0.04%           --           1.03%          --
  Van Kampen Comstock Portfolio -- Class
     B..................................    0.60%       0.25%      0.04%           --           0.89%          --
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...............    0.73%       0.10%      0.04%           --           0.87%          --
  BlackRock Diversified
     Portfolio -- Class A...............    0.46%         --       0.04%           --           0.50%          --
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A...............    0.73%         --       0.04%           --           0.77%        0.02%
  BlackRock Money Market
     Portfolio -- Class A...............    0.32%         --       0.02%           --           0.34%        0.01%
  Davis Venture Value Portfolio -- Class
     A..................................    0.70%         --       0.03%           --           0.73%        0.05%
  FI Value Leaders Portfolio -- Class
     D..................................    0.67%       0.10%      0.06%           --           0.83%          --
  Jennison Growth Portfolio -- Class
     A+.................................    0.62%         --       0.02%           --           0.64%        0.07%
  MetLife Conservative Allocation
     Portfolio -- Class B...............    0.10%       0.25%      0.01%         0.55%          0.91%        0.01%
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class B....    0.08%       0.25%      0.02%         0.61%          0.96%          --
  MetLife Moderate Allocation
     Portfolio -- Class B...............    0.06%       0.25%        --          0.66%          0.97%          --
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class B....    0.06%       0.25%      0.01%         0.71%          1.03%          --
  MetLife Stock Index Portfolio -- Class
     A..................................    0.25%         --       0.02%           --           0.27%        0.01%
  MFS(R) Total Return Portfolio -- Class
     F..................................    0.54%       0.20%      0.04%           --           0.78%          --
  MFS(R) Value Portfolio -- Class A.....    0.71%         --       0.02%           --           0.73%        0.11%
  Oppenheimer Global Equity
     Portfolio -- Class A+..............    0.53%         --       0.08%           --           0.61%          --
  Oppenheimer Global Equity
     Portfolio -- Class B+..............    0.53%       0.25%      0.08%           --           0.86%          --
  Russell 2000(R) Index
     Portfolio -- Class A...............    0.25%         --       0.07%         0.01%          0.33%          --
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B...............    0.60%       0.25%      0.04%           --           0.89%          --
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B...............    0.50%       0.25%      0.07%           --           0.82%          --

                                                    DISTRIBUTION                               TOTAL   CONTRACTUAL FEE
                                                       AND/OR                                  ANNUAL       WAIVER
                                         MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE
FUND                                         FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT
----                                     ---------- ------------ -------- ------------------ --------- ---------------
  Western Asset Management U.S.
     Government Portfolio -- Class A....    0.47%         --       0.03%           --           0.50%        0.01%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT Portfolio...    0.65%       0.25%      0.09%           --           0.99%          --
THE MERGER FUND VL......................    1.25%         --       4.01%         0.03%          5.29%        2.10%
VANGUARD VARIABLE INSURANCE FUNDS
  Mid-Cap Index Portfolio...............    0.24%         --       0.04%           --           0.28%          --
  Total Stock Market Index Portfolio....      --          --         --          0.20%          0.20%          --
                                            NET TOTAL
                                              ANNUAL
                                            OPERATING
FUND                                         EXPENSES
----                                     ---------------

AMERICAN FUNDS INSURANCE SERIES(R) --
  CLASS 2
  American Funds Global Growth Fund.....       0.81%
  American Funds Growth Fund............       0.59%
  American Funds Growth-Income Fund.....       0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service
     Class..............................       0.75%
  Equity-Income Portfolio -- Initial
     Class+.............................       0.56%
  High Income Portfolio -- Initial
     Class+.............................       0.69%
  Mid Cap Portfolio -- Service Class 2..       0.91%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund+...................       1.05%(1)
  Templeton Foreign Securities Fund.....       1.04%(1)
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth Fund...       0.86%
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio..................       0.93%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I...............       0.79%
  Legg Mason ClearBridge Variable Equity
     Income Builder Portfolio -- Class
     II.................................       1.13%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I...............       0.80%
  Legg Mason ClearBridge Variable Large
     Cap Growth Portfolio -- Class I....       0.91%
  Legg Mason ClearBridge Variable Large
     Cap Value Portfolio -- Class I+....       0.75%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Western Asset Variable High
     Income Portfolio...................       0.68%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A...............       0.69%
  Invesco Small Cap Growth
     Portfolio -- Class A...............       0.87%(2)
  Janus Forty Portfolio -- Class A......       0.67%
  Lord Abbett Bond Debenture
     Portfolio -- Class A...............       0.53%
  MetLife Aggressive Strategy
     Portfolio -- Class B...............       1.09%(3)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+..............       1.12%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B...............       1.37%
  MFS(R) Research International
     Portfolio -- Class B+..............       1.00%(4)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+..............       1.03%(5)
  Oppenheimer Capital Appreciation
     Portfolio -- Class A+..............       0.66%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A...............       0.51%
  PIMCO Total Return Portfolio -- Class
     B..................................       0.76%
  Pioneer Fund Portfolio -- Class A.....       0.67%(6)
  Pioneer Strategic Income
     Portfolio -- Class A...............       0.67%
  RCM Technology Portfolio -- Class B+..       1.22%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B...............       0.84%(7)
  Third Avenue Small Cap Value
     Portfolio -- Class B...............       1.03%
  Van Kampen Comstock Portfolio -- Class
     B..................................       0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...............       0.87%
  BlackRock Diversified
     Portfolio -- Class A...............       0.50%
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A...............       0.75%(8)
  BlackRock Money Market
     Portfolio -- Class A...............       0.33%(9)
  Davis Venture Value Portfolio -- Class
     A..................................       0.68%(10)
  FI Value Leaders Portfolio -- Class
     D..................................       0.83%
  Jennison Growth Portfolio -- Class
     A+.................................       0.57%(11)
  MetLife Conservative Allocation
     Portfolio -- Class B...............       0.90%(12)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class B....       0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B...............       0.97%
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class B....       1.03%
  MetLife Stock Index Portfolio -- Class
     A..................................       0.26%(13)
  MFS(R) Total Return Portfolio -- Class
     F..................................       0.78%
  MFS(R) Value Portfolio -- Class A.....       0.62%(14)
  Oppenheimer Global Equity
     Portfolio -- Class A+..............       0.61%
  Oppenheimer Global Equity
     Portfolio -- Class B+..............       0.86%
  Russell 2000(R) Index
     Portfolio -- Class A...............       0.33%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B...............       0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B...............       0.82%
  Western Asset Management U.S.
     Government Portfolio -- Class A....       0.49%(15)
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT Portfolio...       0.99%
THE MERGER FUND VL......................       3.19%(16)
VANGUARD VARIABLE INSURANCE FUNDS
  Mid-Cap Index Portfolio...............       0.28%
  Total Stock Market Index Portfolio....       0.20%



---------


+ Not available under all Policies. Availability depends on Policy issue date.


(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.


(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(7) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.


(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the

      Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(15) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(16) The Fund's adviser has contractually agreed to absorb expenses of the Fund and/or to waive fees due to the adviser in order to ensure that total fund operating expenses, excluding interest expense, dividends on securities sold short, and acquired fund fees and expenses, on an annual basis do not exceed 1.40%. This contract expires June 30, 2013.



Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

                                    THE FUNDS




                                               INVESTMENT                         INVESTMENT
          FUNDING OPTION                       OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth     Seeks long-term growth of          Capital Research and Management
     Fund                          capital.                           Company
  American Funds Growth Fund       Seeks growth of capital.           Capital Research and Management
                                                                      Company
  American Funds Growth-Income     Seeks long-term growth of capital  Capital Research and Management
     Fund                          and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)                    Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.
  Equity-Income                    Seeks reasonable income. The fund  Fidelity Management & Research
     Portfolio -- Initial          will also consider the potential   Company
     Class(+)                      for capital appreciation. The      Subadviser: FMR Co., Inc.
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   S&P 500(R).
  High Income                      Seeks a high level of current      Fidelity Management & Research
     Portfolio -- Initial          income, while also considering     Company
     Class(+)                      growth of capital.                 Subadviser: FMR Co., Inc.
  Mid Cap Portfolio -- Service     Seeks long-term growth of          Fidelity Management & Research
     Class 2                       capital.                           Company
                                                                      Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund(+)
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth   Seeks long-term growth of          Goldman Sachs Asset Management,
     Fund                          capital.                           L.P.
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio             Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable  Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks a high level of current      Legg Mason Partners Fund Advisor,
     Equity Income Builder         income. Long-term capital          LLC
     Portfolio -- Class II         appreciation is a secondary        Subadviser: ClearBridge Advisors,
                                   objective.                         LLC

                                               INVESTMENT                         INVESTMENT
          FUNDING OPTION                       OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  Legg Mason ClearBridge Variable  Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental All Cap Value     Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Value               capital. Current income is a       LLC
     Portfolio -- Class I(+)       secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset         Seeks high current income as its   Legg Mason Partners Fund Advisor,
     Variable High Income          primary objective and capital      LLC
     Portfolio                     appreciation as its secondary      Subadvisers: Western Asset
                                   objective.                         Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate       Seeks total return through         MetLife Advisers, LLC
     Portfolio -- Class A          investment in real estate          Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities LLC
                                   capital appreciation and current
                                   income.
  Invesco Small Cap Growth         Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Invesco Advisers,
                                                                      Inc.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        MetLife Advisers, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lord Abbett Bond Debenture       Seeks high current income and the  MetLife Advisers, LLC
     Portfolio -- Class A          opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
  MetLife Aggressive Strategy      Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A(+)                                          Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B(+)                                          Subadviser: Massachusetts
                                                                      Financial Services Company
  Morgan Stanley Mid Cap Growth    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B(+)                                          Subadviser: Morgan Stanley
                                                                      Investment Management Inc.
  Oppenheimer Capital              Seeks capital appreciation.        MetLife Advisers, LLC
     Appreciation                                                     Subadviser: OppenheimerFunds,
     Portfolio -- Class A(+)                                          Inc.

                                               INVESTMENT                         INVESTMENT
          FUNDING OPTION                       OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  PIMCO Inflation Protected Bond   Seeks maximum real return,         MetLife Advisers, LLC
     Portfolio -- Class A          consistent with preservation of    Subadviser: Pacific Investment
                                   capital and prudent investment     Management Company LLC
                                   management.
  PIMCO Total Return               Seeks maximum total return,        MetLife Advisers, LLC
     Portfolio -- Class B          consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        MetLife Advisers, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  RCM Technology                   Seeks capital appreciation; no     MetLife Advisers, LLC
     Portfolio -- Class B(+)       consideration is given to income.  Subadviser: RCM Capital
                                                                      Management LLC
  T. Rowe Price Large Cap Value    Seeks long-term capital            MetLife Advisers, LLC
     Portfolio -- Class B          appreciation by investing in       Subadviser: T. Rowe Price
                                   common stocks believed to be       Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
  Third Avenue Small Cap Value     Seeks long-term capital            MetLife Advisers, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
  Van Kampen Comstock              Seeks capital growth and income.   MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: Invesco Advisers,
                                                                      Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A          attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  BlackRock Legacy Large Cap       Seeks long-term growth of          MetLife Advisers, LLC
     Growth Portfolio -- Class A   capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  Davis Venture Value              Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class A                                             Subadviser: Davis Selected
                                                                      Advisers, L.P.
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
  Jennison Growth                  Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A(+)       capital.                           Subadviser: Jennison Associates
                                                                      LLC
  MetLife Conservative Allocation  Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.

                                               INVESTMENT                         INVESTMENT
          FUNDING OPTION                       OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation.        MetLife Advisers, LLC
     A                                                                Subadviser: Massachusetts
                                                                      Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A(+)                                          Subadviser: OppenheimerFunds,
                                                                      Inc.
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B(+)                                          Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Russell 2000(R) Index.         Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  T. Rowe Price Small Cap Growth   Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: T. Rowe Price
                                                                      Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio                     investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
THE MERGER FUND VL                 Seeks to achieve capital growth    Westchester Capital Management,
                                   by engaging in merger arbitrage.   LLC
VANGUARD VARIABLE INSURANCE FUNDS
  Mid-Cap Index Portfolio          Seeks to track the performance of  The Vanguard Group, Inc.
                                   a benchmark index that measures
                                   the investment return of mid-
                                   capitalization stocks.
  Total Stock Market Index         Seeks to track the performance of  The Vanguard Group, Inc.
     Portfolio                     a benchmark index that measures
                                   the investment return of the
                                   overall stock market.



---------


+ Not available under all Policies. Availability depends on Policy issue date.

ADDITIONAL INFORMATION REGARDING FUNDS




Some of the Funds listed below were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Funds.





FUND NAME CHANGE



                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income                  T. Rowe Price Large Cap Value Portfolio --
     Portfolio -- Class B                        Class B




FUND MERGER



The following former Fund was merged with and into the new Fund.



                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation                  MetLife Aggressive Strategy
     Portfolio -- Class B                           Portfolio -- Class B




FUND SUBSTITUTIONS



The following new Funds were substituted for the former Funds



                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
JANUS ASPEN SERIES                             MET INVESTORS SERIES TRUST
  Global Technology Portfolio -- Service         RCM Technology Portfolio -- Class B
     Shares
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Capital        Davis Venture Value Portfolio  -- Class A
     Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      MET INVESTORS SERIES TRUST
  Legg Mason Global Currents Variable            MFS(R) Research International
     International All Cap Opportunity              Portfolio -- Class B
     Portfolio



                      CHARGES AGAINST THE SEPARATE ACCOUNT


We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund's expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Third Avenue Small Cap Value Portfolio (Class B), 1.18% for the MFS Research International Portfolio (Class B), 0.84% for the T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Oppenheimer Capital Appreciation Portfolio (Class A), 0.90% for the Oppenheimer Global Equity Portfolio (Class B), 0.84% for the Van Kampen Comstock Portfolio -- (Class B), and 1.22% for the RCM Technology Portfolio (Class B).


                                    TRANSFERS

--------------------------------------------------------------------------------


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, Clarion Global Real Estate Portfolio, Franklin Templeton Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Legg Mason Western Asset Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth

Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio and Fidelity(R) VIP High Income Portfolio -- the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we intend to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions as described in your Prospectus.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                      POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

  - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

  - INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

  - INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

  -  A definition of a life insurance contract

  -  Diversification requirements for separate account assets

  -  Limitations on policy owner's control over the assets in a separate account

  - Guidelines to determine the maximum amount of premium that may be paid into a policy

  -  Limitations on withdrawals from a policy

  - Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.

                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to corporate Policy owners.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.

INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.

                            OTHER TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.


Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and the estate tax was repealed in 2010 with a modified carryover basis for heirs.



The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the 2010 Act) has reinstated the estate and generation-skipping taxes through the end of 2012 with lower top rates and larger exemptions.



The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 35%. A special irrevocable election was provided for estates of decedents who died in 2010.



These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010.



It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and generation-skipping transfer taxes or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012.



The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.




                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                             ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.




                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements and financial highlights comprising each of the Investment Options of MetLife of CT Fund UL for Variable Life Insurance included in this Prospectus Supplement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.



Book 47                                                              May 1, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
MetLife of CT Fund UL for Variable Life Insurance and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Note 2 as of December 31, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 7 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2011

This page is intentionally left blank.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

                               AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS      FIDELITY VIP
                                GLOBAL GROWTH            GROWTH     GROWTH-INCOME        CONTRAFUND
                            INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                            ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value      $ 20,023,816      $ 47,458,908      $ 22,148,587      $ 21,752,938
                            ----------------- ----------------- ----------------- -----------------
       Total Assets                20,023,816        47,458,908        22,148,587        21,752,938
                            ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                             22                15                 9                17
                            ----------------- ----------------- ----------------- -----------------
       Total Liabilities                   22                15                 9                17
                            ----------------- ----------------- ----------------- -----------------
NET ASSETS                       $ 20,023,794      $ 47,458,893      $ 22,148,578      $ 21,752,921
                            ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                                    FTVIPT FRANKLIN
                                 FIDELITY VIP      FIDELITY VIP      FIDELITY VIP     SMALL-MID CAP
                                EQUITY-INCOME       HIGH INCOME           MID CAP GROWTH SECURITIES
                            INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                            ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value      $ 14,740,661       $ 3,815,252      $ 11,004,361       $ 7,182,674
                            ----------------- ----------------- ----------------- -----------------
       Total Assets                14,740,661         3,815,252        11,004,361         7,182,674
                            ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                             27                51                42                43
                            ----------------- ----------------- ----------------- -----------------
       Total Liabilities                   27                51                42                43
                            ----------------- ----------------- ----------------- -----------------
NET ASSETS                       $ 14,740,634       $ 3,815,201      $ 11,004,319       $ 7,182,631
                            ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                    FTVIPT TEMPLETON                                                                      LMPVET
  FTVIPT TEMPLETON       GLOBAL BOND     GOLDMAN SACHS       JANUS ASPEN JANUS ASPEN GLOBAL CLEARBRIDGE VARIABLE
FOREIGN SECURITIES        SECURITIES  STRATEGIC GROWTH        ENTERPRISE         TECHNOLOGY    AGGRESSIVE GROWTH
 INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION    INVESTMENT OPTION
------------------ ----------------- ----------------- ----------------- ------------------ --------------------
      $ 20,645,266       $ 6,622,687       $ 3,550,443       $ 6,048,642        $ 2,207,917         $ 11,804,737
------------------ ----------------- ----------------- ----------------- ------------------ --------------------
        20,645,266         6,622,687         3,550,443         6,048,642          2,207,917           11,804,737
------------------ ----------------- ----------------- ----------------- ------------------ --------------------
                44                43                61                85                 71                   23
------------------ ----------------- ----------------- ----------------- ------------------ --------------------
                44                43                61                85                 71                   23
------------------ ----------------- ----------------- ----------------- ------------------ --------------------
      $ 20,645,222       $ 6,622,644       $ 3,550,382       $ 6,048,557        $ 2,207,846         $ 11,804,714
================== ================= ================= ================= ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                         LMPVET               LMPVET
                                       LMPVET       CLEARBRIDGE CLEARBRIDGE VARIABLE               LMPVET
                                  CLEARBRIDGE   VARIABLE EQUITY          FUNDAMENTAL CLEARBRIDGE VARIABLE
                             VARIABLE CAPITAL    INCOME BUILDER        ALL CAP VALUE     LARGE CAP GROWTH
                            INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                            ----------------- ----------------- -------------------- --------------------
ASSETS:
  Investments at fair value       $ 1,141,229       $ 1,664,442         $ 28,985,202          $ 9,462,108
                            ----------------- ----------------- -------------------- --------------------
       Total Assets                 1,141,229         1,664,442           28,985,202            9,462,108
                            ----------------- ----------------- -------------------- --------------------
LIABILITIES:
  Accrued fees                             59                71                  114                   71
                            ----------------- ----------------- -------------------- --------------------
       Total Liabilities                   59                71                  114                   71
                            ----------------- ----------------- -------------------- --------------------
NET ASSETS                        $ 1,141,170       $ 1,664,371         $ 28,985,088          $ 9,462,037
                            ================= ================= ==================== ====================

The accompanying notes are an integral part of these financial statements.

                         LMPVET GLOBAL
              LMPVET CURRENTS VARIABLE             LMPVET             LMPVET             LMPVET    LMPVIT WESTERN
CLEARBRIDGE VARIABLE INTERNATIONAL ALL VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE    ASSET VARIABLE
     LARGE CAP VALUE   CAP OPPORTUNITY     ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%       HIGH INCOME
   INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION
-------------------- ----------------- ------------------ ------------------ ------------------ -----------------
        $ 10,017,984       $ 1,811,329          $ 303,702          $ 181,037          $ 243,037       $ 8,142,423
-------------------- ----------------- ------------------ ------------------ ------------------ -----------------
          10,017,984         1,811,329            303,702            181,037            243,037         8,142,423
-------------------- ----------------- ------------------ ------------------ ------------------ -----------------
                 150               103                 90                 97                 49               133
-------------------- ----------------- ------------------ ------------------ ------------------ -----------------
                 150               103                 90                 97                 49               133
-------------------- ----------------- ------------------ ------------------ ------------------ -----------------
        $ 10,017,834       $ 1,811,226          $ 303,612          $ 180,940          $ 242,988       $ 8,142,290
==================== ================= ================== ================== ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                       MIST HARRIS
                               MIST BLACKROCK       MIST CLARION           OAKMARK      MIST INVESCO
                                   HIGH YIELD GLOBAL REAL ESTATE     INTERNATIONAL  SMALL CAP GROWTH
                            INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                            ----------------- ------------------ ----------------- -----------------
ASSETS:
  Investments at fair value         $ 132,642        $ 4,907,087          $ 13,633       $ 2,210,033
                            ----------------- ------------------ ----------------- -----------------
       Total Assets                   132,642          4,907,087            13,633         2,210,033
                            ----------------- ------------------ ----------------- -----------------
LIABILITIES:
  Accrued fees                             28                 74                43               166
                            ----------------- ------------------ ----------------- -----------------
       Total Liabilities                   28                 74                43               166
                            ----------------- ------------------ ----------------- -----------------
NET ASSETS                          $ 132,614        $ 4,907,013          $ 13,590       $ 2,209,867
                            ================= ================== ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                                                    MIST MFS
                        MIST LAZARD MIST LOOMIS SAYLES  MIST LORD ABBETT  MIST LORD ABBETT          EMERGING
 MIST JANUS FORTY           MID CAP     GLOBAL MARKETS    BOND DEBENTURE GROWTH AND INCOME    MARKETS EQUITY
INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
     $ 29,753,569           $ 5,124        $ 6,850,760       $ 5,600,146       $ 3,439,923      $ 11,286,687
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
       29,753,569             5,124          6,850,760         5,600,146         3,439,923        11,286,687
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
              113                33                 18                74               102               139
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
              113                33                 18                74               102               139
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
     $ 29,753,456           $ 5,091        $ 6,850,742       $ 5,600,072       $ 3,439,821      $ 11,286,548
================= ================= ================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                     MIST MFS              MIST                             MIST PIMCO
                                     RESEARCH    MORGAN STANLEY     MIST OPPENHEIMER         INFLATION
                                INTERNATIONAL    MID CAP GROWTH CAPITAL APPRECIATION    PROTECTED BOND
                            INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION
                            ----------------- ----------------- -------------------- -----------------
ASSETS:
  Investments at fair value       $ 7,148,773         $ 214,089         $ 17,150,282       $ 5,088,239
                            ----------------- ----------------- -------------------- -----------------
       Total Assets                 7,148,773           214,089           17,150,282         5,088,239
                            ----------------- ----------------- -------------------- -----------------
LIABILITIES:
  Accrued fees                             72                47                   39               135
                            ----------------- ----------------- -------------------- -----------------
       Total Liabilities                   72                47                   39               135
                            ----------------- ----------------- -------------------- -----------------
NET ASSETS                        $ 7,148,701         $ 214,042         $ 17,150,243       $ 5,088,104
                            ================= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

                                                                                               MSF BARCLAYS
       MIST PIMCO              MIST      MIST PIONEER MIST THIRD AVENUE   MIST VAN KAMPEN CAPITAL AGGREGATE
     TOTAL RETURN      PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE          COMSTOCK        BOND INDEX
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 37,881,537       $ 2,005,279      $ 13,836,876      $ 10,041,612       $ 3,963,421          $ 26,784
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
       37,881,537         2,005,279        13,836,876        10,041,612         3,963,421            26,784
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               33               130               127                67                61                 8
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               33               130               127                67                61                 8
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 37,881,504       $ 2,005,149      $ 13,836,749      $ 10,041,545       $ 3,963,360          $ 26,776
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                                                     MSF BLACKROCK
                                 MSF BLACKROCK         MSF BLACKROCK          MSF BLACKROCK           LEGACY LARGE
                             AGGRESSIVE GROWTH           BOND INCOME            DIVERSIFIED             CAP GROWTH
                             INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                            ------------------ --------------------- ---------------------- -----------------------
ASSETS:
  Investments at fair value $  2,896,887       $          757,768    $         10,956,221   $          29,548,110
                            -----------------  -------------------   ---------------------- -----------------------
       Total Assets            2,896,887                  757,768              10,956,221              29,548,110
                            -----------------  -------------------   ---------------------- -----------------------
LIABILITIES:
  Accrued fees                       162                      119                       50                      95
                            -----------------  -------------------   ---------------------- -----------------------
       Total Liabilities             162                      119                       50                      95
                            -----------------  -------------------   ---------------------- -----------------------
NET ASSETS                  $  2,896,725       $          757,649    $          10,956,171  $           29,548,015
                            =================  ===================   ====================== =======================

The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF METLIFE
    MSF BLACKROCK         MSF DAVIS            MSF FI      MSF JENNISON           MSF METLIFE      CONSERVATIVE
     MONEY MARKET     VENTURE VALUE     VALUE LEADERS            GROWTH AGGRESSIVE ALLOCATION        ALLOCATION
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- --------------------- -----------------
     $ 38,879,339       $ 1,738,847       $ 9,770,947       $ 1,736,226           $ 1,742,110       $ 3,727,418
----------------- ----------------- ----------------- ----------------- --------------------- -----------------
       38,879,339         1,738,847         9,770,947         1,736,226             1,742,110         3,727,418
----------------- ----------------- ----------------- ----------------- --------------------- -----------------
                3                79                80                91                   136                79
----------------- ----------------- ----------------- ----------------- --------------------- -----------------
                3                79                80                91                   136                79
----------------- ----------------- ----------------- ----------------- --------------------- -----------------
     $ 38,879,336       $ 1,738,768       $ 9,770,867       $ 1,736,135           $ 1,741,974       $ 3,727,339
================= ================= ================= ================= ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                    MSF METLIFE                               MSF METLIFE
                                CONSERVATIVE TO         MSF METLIFE           MODERATE TO       MSF METLIFE
                            MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION       STOCK INDEX
                              INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION
                            ------------------- ------------------- --------------------- -----------------
ASSETS:
  Investments at fair value         $ 1,271,797         $ 5,386,406           $ 5,466,764      $ 47,807,018
                            ------------------- ------------------- --------------------- -----------------
       Total Assets                   1,271,797           5,386,406             5,466,764        47,807,018
                            ------------------- ------------------- --------------------- -----------------
LIABILITIES:
  Accrued fees                              171                  80                   105                45
                            ------------------- ------------------- --------------------- -----------------
       Total Liabilities                    171                  80                   105                45
                            ------------------- ------------------- --------------------- -----------------
NET ASSETS                          $ 1,271,626         $ 5,386,326           $ 5,466,659      $ 47,806,973
                            =================== =================== ===================== =================

The accompanying notes are an integral part of these financial statements.

          MSF MFS                   MSF MORGAN STANLEY   MSF OPPENHEIMER  MSF RUSSELL 2000 MSF T. ROWE PRICE
     TOTAL RETURN     MSF MFS VALUE         EAFE INDEX     GLOBAL EQUITY             INDEX  LARGE CAP GROWTH
INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
     $ 29,379,470       $ 6,508,846          $ 176,578      $ 21,953,103      $ 16,224,452       $ 1,983,465
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
       29,379,470         6,508,846            176,578        21,953,103        16,224,452         1,983,465
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
               92               119                 48               113                58                69
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
               92               119                 48               113                58                69
----------------- ----------------- ------------------ ----------------- ----------------- -----------------
     $ 29,379,378       $ 6,508,727          $ 176,530      $ 21,952,990      $ 16,224,394       $ 1,983,396
================= ================= ================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2010

                                              MSF WESTERN ASSET
                            MSF T. ROWE PRICE        MANAGEMENT       PIONEER VCT
                             SMALL CAP GROWTH   U.S. GOVERNMENT     MID CAP VALUE THE MERGER FUND VL
                            INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION
                            ----------------- ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value       $ 7,636,295      $ 15,575,525       $ 5,019,610        $ 3,641,931
                            ----------------- ----------------- ----------------- ------------------
       Total Assets                 7,636,295        15,575,525         5,019,610          3,641,931
                            ----------------- ----------------- ----------------- ------------------
LIABILITIES:
  Accrued fees                             80                56                48                 73
                            ----------------- ----------------- ----------------- ------------------
       Total Liabilities                   80                56                48                 73
                            ----------------- ----------------- ----------------- ------------------
NET ASSETS                        $ 7,636,215      $ 15,575,469       $ 5,019,562        $ 3,641,858
                            ================= ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

     VANGUARD VIF VANGUARD VIF TOTAL
    MID-CAP INDEX STOCK MARKET INDEX
INVESTMENT OPTION  INVESTMENT OPTION
----------------- ------------------
      $ 3,535,132        $ 4,638,769
----------------- ------------------
        3,535,132          4,638,769
----------------- ------------------
              154                129
----------------- ------------------
              154                129
----------------- ------------------
      $ 3,534,978        $ 4,638,640
================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                              AMERICAN FUNDS    AMERICAN FUNDS       AMERICAN FUNDS         FIDELITY VIP
                                               GLOBAL GROWTH            GROWTH        GROWTH-INCOME           CONTRAFUND
                                           INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ----------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 273,602         $ 310,878            $ 307,478            $ 217,633
                                           ----------------- -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                      141,669           337,204              161,357              153,347
     Administrative charges                            5,904            18,982                5,388                8,420
                                           ----------------- -------------------- -------------------- --------------------
        Total expenses                               147,573           356,186              166,745              161,767
                                           ----------------- -------------------- -------------------- --------------------
           Net investment income (loss)              126,029           (45,308)             140,733               55,866
                                           ----------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                --                   --                9,051
     Realized gains (losses) on sale of
        investments                                  100,013              (256)            (137,887)            (377,648)
                                           ----------------- -------------------- -------------------- --------------------
           Net realized gains (losses)               100,013              (256)            (137,887)            (368,597)
                                           ----------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                             1,750,481         7,370,681            2,154,614            3,388,515
                                           ----------------- -------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                1,850,494         7,370,425            2,016,727            3,019,918
                                           ----------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 1,976,523       $ 7,325,117          $ 2,157,460          $ 3,075,784
                                           ================= ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                                                           FTVIPT FRANKLIN                        FTVIPT TEMPLETON
     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP        SMALL-MID CAP      FTVIPT TEMPLETON       GLOBAL BOND
    EQUITY-INCOME       HIGH INCOME           MID CAP    GROWTH SECURITIES    FOREIGN SECURITIES        SECURITIES
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- -------------------- -------------------- ------------------ -----------------
        $ 251,331         $ 284,206          $ 12,074                 $ --             $ 360,392         $ 103,306
----------------- ----------------- -------------------- -------------------- ------------------ -----------------
          105,937            26,052            73,650               50,381               149,320            50,790
           10,040             2,238             2,852                2,731                 9,207             6,110
----------------- ----------------- -------------------- -------------------- ------------------ -----------------
          115,977            28,290            76,502               53,112               158,527            56,900
----------------- ----------------- -------------------- -------------------- ------------------ -----------------
          135,354           255,916           (64,428)             (53,112)              201,865            46,406
----------------- ----------------- -------------------- -------------------- ------------------ -----------------

            --                --               31,819                      --              --               16,336
      (446,361)          (74,815)               5,415                  12,012        (241,898)              63,315
----------------- ----------------- -------------------- -------------------- ------------------ -----------------
      (446,361)          (74,815)              37,234                  12,012        (241,898)              79,651
----------------- ----------------- -------------------- -------------------- ------------------ -----------------
     2,177,479           246,795            2,447,480               1,612,468       1,467,918              693,454
----------------- ----------------- -------------------- -------------------- ------------------ -----------------
     1,731,118           171,980            2,484,714               1,624,480       1,226,020              773,105
----------------- ----------------- -------------------- -------------------- ------------------ -----------------
   $ 1,866,472    $      427,896    $       2,420,286    $          1,571,368  $    1,427,885    $         819,511
================= ================= ==================== ==================== ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                                       LMPVET
                                                                                                                  CLEARBRIDGE
                                               GOLDMAN SACHS          JANUS ASPEN          JANUS ASPEN    VARIABLE AGGRESSIVE
                                            STRATEGIC GROWTH           ENTERPRISE    GLOBAL TECHNOLOGY                 GROWTH
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION
                                           -------------------- -------------------- -------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                      $ 14,310                 $ --                 $ --               $ 14,924
                                           -------------------- -------------------- -------------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                       24,581               42,788               16,888                 82,221
     Administrative charges                            2,287                1,557                  572                  3,535
                                           -------------------- -------------------- -------------------- ----------------------
        Total expenses                                26,868               44,345               17,460                 85,756
                                           -------------------- -------------------- -------------------- ----------------------
           Net investment income (loss)              (12,558)             (44,345)             (17,460)               (70,832)
                                           -------------------- -------------------- -------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                   --                   --                     --
     Realized gains (losses) on sale of
        investments                                   21,708              207,570               72,697                255,416
                                           -------------------- -------------------- -------------------- ----------------------
           Net realized gains (losses)                21,708              207,570               72,697                255,416
                                           -------------------- -------------------- -------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                               289,013            1,047,660              323,031              2,188,106
                                           -------------------- -------------------- -------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  310,721            1,255,230              395,728              2,443,522
                                           -------------------- -------------------- -------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 298,163          $ 1,210,885            $ 378,268            $ 2,372,690
                                           ==================== ==================== ==================== ======================

The accompanying notes are an integral part of these financial statements.

                                LMPVET                LMPVET                                                               LMPVET
           LMPVET          CLEARBRIDGE  CLEARBRIDGE VARIABLE                LMPVET                 LMPVET         GLOBAL CURRENTS
      CLEARBRIDGE      VARIABLE EQUITY           FUNDAMENTAL  CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE  VARIABLE INTERNATIONAL
 VARIABLE CAPITAL       INCOME BUILDER         ALL CAP VALUE      LARGE CAP GROWTH        LARGE CAP VALUE     ALL CAP OPPORTUNITY
INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION       INVESTMENT OPTION
-------------------  ------------------ --------------------- ---------------------  --------------------- -----------------------
          $ 8,568             $ 53,522             $ 455,791              $ 10,798              $ 304,389                $ 28,312
-------------------  ------------------ --------------------- ---------------------  --------------------- -----------------------
            7,980                8,623               212,100                71,702                 83,415                  14,703
              286                   18                26,378                 3,869                 11,241                   5,270
-------------------  ------------------ --------------------- ---------------------  --------------------- -----------------------
            8,266                8,641               238,478                75,571                 94,656                  19,973
-------------------  ------------------ --------------------- ---------------------  --------------------- -----------------------
              302               44,881               217,313               (64,773)               209,733                   8,339
-------------------  ------------------ --------------------- ---------------------  --------------------- -----------------------
               --                   --                    --                    --                     --                      --
          (70,335)             (41,117)             (216,649)              126,377               (671,287)               (237,656)
-------------------  ------------------ --------------------- ---------------------  --------------------- -----------------------
          (70,335)             (41,117)             (216,649)              126,377               (671,287)               (237,656)
-------------------  ------------------ --------------------- ---------------------  --------------------- -----------------------
          185,420              141,866             3,965,451               691,791              1,312,947                 258,669
-------------------  ------------------ --------------------- ---------------------  --------------------- -----------------------
          115,085              100,749             3,748,802               818,168                641,660                  21,013
-------------------  ------------------ --------------------- ---------------------  --------------------- -----------------------
        $ 115,387            $ 145,630           $ 3,966,115             $ 753,395              $ 851,393                $ 29,352
===================  ================== ===================== =====================  ===================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                                  LMPVIT
                                                       LMPVET             LMPVET             LMPVET        WESTERN ASSET
                                           VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE             VARIABLE
                                               ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%          HIGH INCOME
                                            INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------ ------------------ --------------------- --------------------
INVESTMENT INCOME:
     Dividends                                        $ 8,924            $ 3,765            $ 3,646            $ 759,990
                                           ------------------ ------------------ --------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                         2,588              1,697              1,852               61,263
     Administrative charges                             1,231                799                891                6,955
                                           ------------------ ------------------ --------------------- --------------------
        Total expenses                                  3,819              2,496              2,743               68,218
                                           ------------------ ------------------ --------------------- --------------------
           Net investment income (loss)                 5,105              1,269                903              691,772
                                           ------------------ ------------------ --------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                 --                 --                   --
     Realized gains (losses) on sale of
        investments                                       881                 60               (972)            (154,558)
                                           ------------------ ------------------ --------------------- --------------------
           Net realized gains (losses)                    881                 60               (972)            (154,558)
                                           ------------------ ------------------ --------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                 31,192             23,394             30,736              623,738
                                           ------------------ ------------------ --------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                    32,073             23,454             29,764              469,180
                                           ------------------ ------------------ --------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 37,178           $ 24,723           $ 30,667          $ 1,160,952
                                           ================== ================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

                                                MIST HARRIS
   MIST BLACKROCK        MIST CLARION               OAKMARK          MIST INVESCO                                 MIST LAZARD
       HIGH YIELD  GLOBAL REAL ESTATE         INTERNATIONAL      SMALL CAP GROWTH      MIST JANUS FORTY               MID CAP
INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
-----------------  ---------------------  --------------------  --------------------  --------------------  --------------------
          $ 8,431           $ 303,937                 $ 261                  $ --             $ 501,157                  $ 65
-----------------  ---------------------  --------------------  --------------------  --------------------  --------------------
              666              30,106                   101                17,163               221,912                    46
               54               1,782                    49                 1,345                18,882                    22
-----------------  ---------------------  --------------------  --------------------  --------------------  --------------------
              720              31,888                   150                18,508               240,794                    68
-----------------  ---------------------  --------------------  --------------------  --------------------  --------------------
            7,711             272,049                   111               (18,508)              260,363                    (3)
-----------------  ---------------------  --------------------  --------------------  --------------------  --------------------
               --                  --                    --                    --                    --                    --
              334            (126,362)                 (214)               78,066              (479,169)                  376
-----------------  ---------------------  --------------------  --------------------  --------------------  --------------------
              334            (126,362)                 (214)               78,066              (479,169)                  376
-----------------  ---------------------  --------------------  --------------------  --------------------  --------------------
           10,105             445,522                 1,936               469,859             2,613,873                   784
-----------------  ---------------------  --------------------  --------------------  --------------------  --------------------
           10,439             319,160                 1,722               547,925             2,134,704                 1,160
-----------------  ---------------------  --------------------  --------------------  --------------------  --------------------
         $ 18,150           $ 591,209               $ 1,833             $ 529,417           $ 2,395,067               $ 1,157
=================  =====================  ====================  ====================  ====================  ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           MIST LOOMIS SAYLES     MIST LORD ABBETT  MIST LORD ABBETT    MIST MFS EMERGING
                                               GLOBAL MARKETS       BOND DEBENTURE GROWTH AND INCOME       MARKETS EQUITY
                                            INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION
                                           --------------------- ----------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                      $ 209,286            $ 338,673          $ 31,945            $ 111,875
                                           --------------------- ----------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                        45,164               41,768            22,906               72,669
     Administrative charges                             4,053                1,692               697                2,248
                                           --------------------- ----------------- -------------------- --------------------
        Total expenses                                 49,217               43,460            23,603               74,917
                                           --------------------- ----------------- -------------------- --------------------
           Net investment income (loss)               160,069              295,213             8,342               36,958
                                           --------------------- ----------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                   --                --                   --
     Realized gains (losses) on sale of
        investments                                   (27,444)              95,181           (79,431)            (212,075)
                                           --------------------- ----------------- -------------------- --------------------
           Net realized gains (losses)                (27,444)              95,181           (79,431)            (212,075)
                                           --------------------- ----------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              1,085,851              257,863           545,455            2,143,846
                                           --------------------- ----------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 1,058,407              353,044           466,024            1,931,771
                                           --------------------- ----------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 1,218,476            $ 648,257         $ 474,366          $ 1,968,729
                                           ===================== ================= ==================== ====================

The accompanying notes are an integral part of these financial statements.

                                    MIST                                             MIST
MIST MFS RESEARCH         MORGAN STANLEY          MIST OPPENHEIMER        PIMCO INFLATION          MIST PIMCO
    INTERNATIONAL         MID CAP GROWTH      CAPITAL APPRECIATION         PROTECTED BOND        TOTAL RETURN   MIST PIONEER FUND
INVESTMENT OPTION      INVESTMENT OPTION         INVESTMENT OPTION      INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
--------------------   --------------------   -----------------------   -----------------   -----------------   ------------------
        $ 102,520                   $ 10                 $ 107,147              $ 130,867         $ 1,329,063            $ 18,151
--------------------   --------------------   -----------------------   -----------------   -----------------   ------------------
           48,778                  1,340                   123,674                 41,678             292,873              15,596
            3,089                     --                    11,274                  2,616              13,812               4,555
--------------------   --------------------   -----------------------   -----------------   -----------------   ------------------
           51,867                  1,340                   134,948                 44,294             306,685              20,151
--------------------   --------------------   -----------------------   -----------------   -----------------   ------------------
           50,653                 (1,330)                  (27,801)                86,573           1,022,378              (2,000)
--------------------   --------------------   -----------------------   -----------------   -----------------   ------------------
               --                     --                        --                136,859             200,504                  --
         (182,548)                   690                  (476,430)               126,256             458,451              63,914
--------------------   --------------------   -----------------------   -----------------   -----------------   ------------------
         (182,548)                   690                  (476,430)               263,115             658,955              63,914
--------------------   --------------------   -----------------------   -----------------   -----------------   ------------------
          810,668                 48,889                 1,857,449                  3,017             880,248             219,640
--------------------   --------------------   -----------------------   -----------------   -----------------   ------------------
          628,120                 49,579                 1,381,019                266,132           1,539,203             283,554
--------------------   --------------------   -----------------------   -----------------   -----------------   ------------------
        $ 678,773               $ 48,249               $ 1,353,218              $ 352,705         $ 2,561,581           $ 281,554
====================   ====================   =======================   =================   =================   ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                         MSF BARCLAYS
                                                MIST PIONEER MIST THIRD AVENUE      MIST VAN KAMPEN CAPITAL AGGREGATE
                                            STRATEGIC INCOME   SMALL CAP VALUE             COMSTOCK        BOND INDEX
                                           INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION
                                           ----------------- -------------------- ----------------- -----------------
INVESTMENT INCOME:
     Dividends                                     $ 695,562         $ 110,171             $ 57,447             $ 940
                                           ----------------- -------------------- ----------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                      106,566            71,839               27,481               154
     Administrative charges                           10,821             3,207                  847                --
                                           ----------------- -------------------- ----------------- -----------------
        Total expenses                               117,387            75,046               28,328               154
                                           ----------------- -------------------- ----------------- -----------------
           Net investment income (loss)              578,175            35,125               29,119               786
                                           ----------------- -------------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                --                   --                --
     Realized gains (losses) on sale of
        investments                                  212,065          (206,690)             133,620                47
                                           ----------------- -------------------- ----------------- -----------------
           Net realized gains (losses)               212,065          (206,690)             133,620                47
                                           ----------------- -------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                               652,200         1,797,557              328,592               490
                                           ----------------- -------------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  864,265         1,590,867              462,212               537
                                           ----------------- -------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                $ 1,442,440       $ 1,625,992            $ 491,331           $ 1,323
                                           ================= ==================== ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                   MSF BLACKROCK
    MSF BLACKROCK          MSF BLACKROCK       MSF BLACKROCK    LEGACY LARGE CAP          MSF BLACKROCK      MSF DAVIS VENTURE
AGGRESSIVE GROWTH            BOND INCOME         DIVERSIFIED              GROWTH           MONEY MARKET                  VALUE
INVESTMENT OPTION      INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
--------------------   -----------------   -----------------   --------------------   --------------------   --------------------
             $ --               $ 31,279           $ 206,658            $ 62,865                $ 4,320               $ 12,993
--------------------   -----------------   -----------------   --------------------   --------------------   --------------------
           22,424                  6,452              79,221             214,452                320,835                 10,302
            1,631                  3,168               3,671              32,188                 23,063                    440
--------------------   -----------------   -----------------   --------------------   --------------------   --------------------
           24,055                  9,620              82,892             246,640                343,898                 10,742
--------------------   -----------------   -----------------   --------------------   --------------------   --------------------
          (24,055)                21,659             123,766            (183,775)              (339,578)                 2,251
--------------------   -----------------   -----------------   --------------------   --------------------   --------------------
               --                     --                  --                  --                     --                     --
            1,030                 15,868              45,266           1,034,119                     --                (10,614)
--------------------   -----------------   -----------------   --------------------   --------------------   --------------------
            1,030                 15,868              45,266           1,034,119                     --                (10,614)
--------------------   -----------------   -----------------   --------------------   --------------------   --------------------
          410,229                 17,383             735,658           3,886,701                     --                160,837
--------------------   -----------------   -----------------   --------------------   --------------------   --------------------
          411,259                 33,251             780,924           4,920,820                     --                150,223
--------------------   -----------------   -----------------   --------------------   --------------------   --------------------
        $ 387,204               $ 54,910           $ 904,690         $ 4,737,045             $ (339,578)             $ 152,474
====================   =================   =================   ====================   ====================   ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                                    MSF METLIFE
                                                MSF FI VALUE         MSF JENNISON              MSF METLIFE         CONSERVATIVE
                                                     LEADERS               GROWTH    AGGRESSIVE ALLOCATION           ALLOCATION
                                           INVESTMENT OPTION    INVESTMENT OPTION        INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- -------------------- ------------------------ -----------------
INVESTMENT INCOME:
     Dividends                                     $ 134,755              $ 9,920                 $ 13,703            $ 105,981
                                           -------------------- -------------------- ------------------------ -----------------
EXPENSES:
     Mortality and expense risk
        charges                                       69,719               12,433                   11,581               26,560
     Administrative charges                            3,818                  340                      596                2,215
                                           -------------------- -------------------- ------------------------ -----------------
        Total expenses                                73,537               12,773                   12,177               28,775
                                           -------------------- -------------------- ------------------------ -----------------
           Net investment income (loss)               61,218               (2,853)                   1,526               77,206
                                           -------------------- -------------------- ------------------------ -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                   --                       --                   --
     Realized gains (losses) on sale of
        investments                                 (373,444)                (960)                  (8,411)              57,383
                                           -------------------- -------------------- ------------------------ -----------------
           Net realized gains (losses)              (373,444)                (960)                  (8,411)              57,383
                                           -------------------- -------------------- ------------------------ -----------------
     Change in unrealized gains (losses)
        on investments                             1,475,513              168,329                  226,457              148,176
                                           -------------------- -------------------- ------------------------ -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                1,102,069              167,369                  218,046              205,559
                                           -------------------- -------------------- ------------------------ -----------------
     Net increase (decrease) in net assets
        resulting from operations                $ 1,163,287            $ 164,516                $ 219,572            $ 282,765
                                           ==================== ==================== ======================== =================

The accompanying notes are an integral part of these financial statements.

                                                     MSF METLIFE
        MSF METLIFE                                  MODERATE TO
    CONSERVATIVE TO           MSF METLIFE             AGGRESSIVE            MSF METLIFE             MSF MFS
MODERATE ALLOCATION   MODERATE ALLOCATION             ALLOCATION            STOCK INDEX        TOTAL RETURN          MSF MFS VALUE
  INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION   INVESTMENT OPTION      INVESTMENT OPTION
-------------------   ----------------------   --------------------   -----------------   --------------------   ------------------
           $ 49,992             $ 128,262              $ 100,759              $ 787,367           $ 841,272               $ 94,043
-------------------   ----------------------   --------------------   -----------------   --------------------   ------------------
              9,757                39,853                 36,323                356,635             227,569                 48,835
              1,008                 2,457                  1,698                 25,209              28,638                  4,216
-------------------   ----------------------   --------------------   -----------------   --------------------   ------------------
             10,765                42,310                 38,021                381,844             256,207                 53,051
-------------------   ----------------------   --------------------   -----------------   --------------------   ------------------
             39,227                85,952                 62,738                405,523             585,065                 40,992
-------------------   ----------------------   --------------------   -----------------   --------------------   ------------------
                 --                    --                     --                     --                  --                     --
             28,980                (3,501)               (27,566)               213,192            (614,065)              (129,197)
-------------------   ----------------------   --------------------   -----------------   --------------------   ------------------
             28,980                (3,501)               (27,566)               213,192            (614,065)              (129,197)
-------------------   ----------------------   --------------------   -----------------   --------------------   ------------------
             47,605               528,391                583,029              5,357,462           2,491,957                708,117
-------------------   ----------------------   --------------------   -----------------   --------------------   ------------------
             76,585               524,890                555,463              5,570,654           1,877,892                578,920
-------------------   ----------------------   --------------------   -----------------   --------------------   ------------------
          $ 115,812             $ 610,842              $ 618,201            $ 5,976,177         $ 2,462,957              $ 619,912
===================   ======================   ====================   =================   ====================   ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           MSF MORGAN STANLEY      MSF OPPENHEIMER     MSF RUSSELL 2000    MSF T. ROWE PRICE
                                                   EAFE INDEX        GLOBAL EQUITY                INDEX     LARGE CAP GROWTH
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           --------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                        $ 4,913            $ 313,091            $ 161,033              $ 1,360
                                           --------------------- -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                         1,068              157,203              113,661               14,759
     Administrative charges                                72               13,428                7,555                  234
                                           --------------------- -------------------- -------------------- --------------------
        Total expenses                                  1,140              170,631              121,216               14,993
                                           --------------------- -------------------- -------------------- --------------------
           Net investment income (loss)                 3,773              142,460               39,817              (13,633)
                                           --------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                   --                   --                   --
     Realized gains (losses) on sale of
        investments                                    (8,848)            (353,035)            (478,183)               3,071
                                           --------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)                 (8,848)            (353,035)            (478,183)               3,071
                                           --------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                 15,531            3,203,227            3,926,765              289,876
                                           --------------------- -------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                     6,683            2,850,192            3,448,582              292,947
                                           --------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 10,456          $ 2,992,652          $ 3,488,399            $ 279,314
                                           ===================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                       MSF WESTERN ASSET
MSF T. ROWE PRICE             MANAGEMENT         PIONEER VCT                                   VANGUARD VIF      VANGUARD VIF TOTAL
 SMALL CAP GROWTH        U.S. GOVERNMENT       MID CAP VALUE      THE MERGER FUND VL          MID-CAP INDEX      STOCK MARKET INDEX
INVESTMENT OPTION      INVESTMENT OPTION   INVESTMENT OPTION       INVESTMENT OPTION      INVESTMENT OPTION       INVESTMENT OPTION
--------------------   -----------------   --------------------   ---------------------   --------------------   -------------------
             $ --              $ 439,360            $ 42,752                    $ --               $ 30,894                $ 70,204
--------------------   -----------------   --------------------   ---------------------   --------------------   -------------------
           51,211                103,596              35,787                  30,231                 26,140                  31,347
            2,988                 10,200                 940                   2,797                  2,257                   3,417
--------------------   -----------------   --------------------   ---------------------   --------------------   -------------------
           54,199                113,796              36,727                  33,028                 28,397                  34,764
--------------------   -----------------   --------------------   ---------------------   --------------------   -------------------
          (54,199)               325,564               6,025                 (33,028)                 2,497                  35,440
--------------------   -----------------   --------------------   ---------------------   --------------------   -------------------
               --                 46,318                  --                  73,192                     --                  83,106
           45,544                 68,507            (193,963)                   (770)                  (571)                (98,818)
--------------------   -----------------   --------------------   ---------------------   --------------------   -------------------
           45,544                114,825            (193,963)                 72,422                   (571)                (15,712)
--------------------   -----------------   --------------------   ---------------------   --------------------   -------------------
        1,943,438                364,319             931,451                 119,951                763,437                 634,607
--------------------   -----------------   --------------------   ---------------------   --------------------   -------------------
        1,988,982                479,144             737,488                 192,373                762,866                 618,895
--------------------   -----------------   --------------------   ---------------------   --------------------   -------------------
      $ 1,934,783              $ 804,708           $ 743,513               $ 159,345              $ 765,363               $ 654,335
====================   =================   ====================   =====================   ====================   ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                        AMERICAN FUNDS GLOBAL GROWTH    AMERICAN FUNDS GROWTH        AMERICAN FUNDS GROWTH-INCOME
                                                   INVESTMENT OPTION        INVESTMENT OPTION                   INVESTMENT OPTION
                                    --------------------------------- ----------------------------- -----------------------------
                                              2010            2009          2010       2009               2010            2009
                                    ----------------- --------------- ------------- --------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 126,029    $     96,849    $  (45,308)    $     (62,418) $  140,733     $   144,725
  Net realized gains (losses)              100,013        (482,505)         (256)       (1,078,409)   (137,887)     (1,013,650)
  Change in unrealized gains
     (losses) on investments             1,750,481       5,519,055     7,370,681        13,350,640   2,154,614       6,107,152
                                    ----------------- --------------- ------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   1,976,523       5,133,399     7,325,117        12,209,813   2,157,460       5,238,227
                                    ----------------- --------------- ------------- --------------- ------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  1,293,928       1,597,505     2,407,729         2,778,095   1,965,544       2,332,297
  Net transfers (including
     fixed account)                        (20,593)       (110,035)   (1,529,135)       (1,864,731)   (897,983)     (2,331,084)
  Policy charges                          (952,918)       (957,812)   (1,948,713)       (2,041,404) (1,317,956)     (1,486,724)
  Transfers for policy benefits
     and terminations                     (518,582)       (433,403)   (1,457,222)       (1,130,641)   (826,493)     (1,038,909)
                                    ----------------- --------------- ------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions                (198,165)         96,255    (2,527,341)       (2,258,681) (1,076,888)     (2,524,420)
                                    ----------------- --------------- ------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets                     1,778,358       5,229,654     4,797,776         9,951,132   1,080,572       2,713,807
NET ASSETS:
  Beginning of year                     18,245,436      13,015,782    42,661,117        32,709,985  21,068,006      18,354,199
                                    ----------------- --------------- ------------- --------------- ------------- ---------------
  End of year                       $   20,023,794    $ 18,245,436    $47,458,893    $  42,661,117  $22,148,578    $ 21,068,006
                                    ================= =============== ============= =============== ============= ===============

(a) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

     FIDELITY VIP CONTRAFUND      FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME           FIDELITY VIP MID CAP
           INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
------------------------------- ------------------------------- ----------------------------- ------------------------------
        2010            2009            2010            2009           2010           2009            2010           2009
--------------- --------------- --------------- --------------- -------------- -------------- --------------- --------------
    $ 55,866        $ 80,141       $ 135,354       $ 175,732      $ 255,916      $ 216,141       $ (64,428)     $ (23,817)
    (368,597)       (802,152)       (446,361)     (1,202,899)       (74,815)      (229,922)         37,234       (415,237)
   3,388,515       5,733,078       2,177,479       4,213,901        246,795      1,063,013       2,447,480      2,849,743
--------------- --------------- --------------- --------------- -------------- -------------- --------------- --------------
   3,075,784       5,011,067       1,866,472       3,186,734        427,896      1,049,232       2,420,286      2,410,689
--------------- --------------- --------------- --------------- -------------- -------------- --------------- --------------
     967,725       1,011,425         853,955       1,002,154        387,234        219,531         756,963        853,279
    (479,805)       (458,000)        (50,123)       (289,051)       189,449        127,617         (10,560)       193,915
    (802,786)       (807,651)     (1,055,603)     (1,049,941)      (359,753)      (277,887)       (526,094)      (529,748)
    (272,740)       (311,413)       (898,004)       (893,718)      (173,933)      (316,697)       (347,142)      (370,352)
--------------- --------------- --------------- --------------- -------------- -------------- --------------- --------------
    (587,606)       (565,639)     (1,149,775)     (1,230,556)        42,997       (247,436)       (126,833)       147,094
--------------- --------------- --------------- --------------- -------------- -------------- --------------- --------------
   2,488,178       4,445,428         716,697       1,956,178        470,893        801,796       2,293,453      2,557,783
  19,264,743      14,819,315      14,023,937      12,067,759      3,344,308      2,542,512       8,710,866      6,153,083
--------------- --------------- --------------- --------------- -------------- -------------- --------------- --------------
$ 21,752,921    $ 19,264,743    $ 14,740,634    $ 14,023,937    $ 3,815,201    $ 3,344,308    $ 11,004,319    $ 8,710,866
=============== =============== =============== =============== ============== ============== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                    FTVIPT FRANKLIN SMALL-MID CAP                FTVIPT TEMPLETON            FTVIPT TEMPLETON
                                                GROWTH SECURITIES              FOREIGN SECURITIES      GLOBAL BOND SECURITIES
                                                INVESTMENT OPTION               INVESTMENT OPTION           INVESTMENT OPTION
                                    -------------------------------- ------------------------------- ---------------------------
                                             2010            2009          2010              2009         2010           2009
                                    ---------------- --------------- ------------- ----------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (53,112)   $    (44,736)   $   201,865    $      421,171    $  46,406    $   206,735
  Net realized gains (losses)              12,012        (154,997)      (241,898)         (211,007)      79,651         59,701
  Change in unrealized gains
     (losses) on investments            1,612,468       2,155,896      1,467,918         5,165,509      693,454         57,665
                                    ---------------- --------------- ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  1,571,368       1,956,163      1,427,885         5,375,673      819,511        324,101
                                    ---------------- --------------- ------------- ----------------- ------------ --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   259,501         308,542        894,973         1,009,793      116,153        112,871
  Net transfers (including
     fixed account)                      (437,485)       (310,043)      (455,719)       (1,522,263)      52,794      4,457,937
  Policy charges                         (242,158)       (243,513)      (679,940)         (790,688)    (317,720)      (201,076)
  Transfers for policy benefits
     and terminations                    (312,833)        (92,325)      (380,404)         (284,443)    (148,513)      (202,555)
                                    ---------------- --------------- ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions               (732,975)       (337,339)      (621,090)       (1,587,601)    (297,286)     4,167,177
                                    ---------------- --------------- ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets                      838,393       1,618,824        806,795         3,788,072      522,225      4,491,278
NET ASSETS:
  Beginning of year                     6,344,238       4,725,414     19,838,427        16,050,355    6,100,419      1,609,141
                                    ---------------- --------------- ------------- ----------------- ------------ --------------
  End of year                       $ 7,182,631      $  6,344,238    $20,645,222      $ 19,838,427   $6,622,644    $ 6,100,419
                                    ================ =============== ============= ================= ============ ==============

(a) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                  LMPVET CLEARBRIDGE VARIABLE
GOLDMAN SACHS STRATEGIC GROWTH        JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL TECHNOLOGY               AGGRESSIVE GROWTH
             INVESTMENT OPTION             INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
--------------------------------- ----------------------------- -------------------------------- -------------------------------
       2010               2009           2010           2009           2010              2009            2010            2009
-------------- ------------------ -------------- -------------- -------------- ----------------- --------------- ---------------
  $ (12,558)          $ (8,802)     $ (44,345)     $ (38,197)     $ (17,460)        $ (11,724)      $ (70,832)      $ (73,962)
     21,708            (12,402)       207,570       (151,498)        72,697           (92,476)        255,416        (122,082)
    289,013            942,695      1,047,660      1,844,406        323,031           721,561       2,188,106       2,854,707
-------------- ------------------ -------------- -------------- -------------- ----------------- --------------- ---------------
    298,163            921,491      1,210,885      1,654,711        378,268           617,361       2,372,690       2,658,663
-------------- ------------------ -------------- -------------- -------------- ----------------- --------------- ---------------
    119,258             85,990        369,250        403,804        195,252           163,124         678,322         867,202
    219,896            274,275       (423,417)      (540,919)      (113,634)          251,178        (634,429)       (214,802)
   (102,606)           (82,128)      (355,154)      (370,343)      (162,414)         (133,974)       (542,155)       (573,547)
    (45,296)           (44,556)      (164,832)      (347,045)      (156,692)          (65,281)       (502,174)       (393,713)
-------------- ------------------ -------------- -------------- -------------- ----------------- --------------- ---------------
    191,252            233,581       (574,153)      (854,503)      (237,488)          215,047      (1,000,436)       (314,860)
-------------- ------------------ -------------- -------------- -------------- ----------------- --------------- ---------------
    489,415          1,155,072        636,732        800,208        140,780           832,408       1,372,254       2,343,803
  3,060,967          1,905,895      5,411,825      4,611,617      2,067,066         1,234,658      10,432,460       8,088,657
-------------- ------------------ -------------- -------------- -------------- ----------------- --------------- ---------------
$ 3,550,382        $ 3,060,967    $ 6,048,557    $ 5,411,825    $ 2,207,846       $ 2,067,066    $ 11,804,714    $ 10,432,460
============== ================== ============== ============== ============== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                              LMPVET CLEARBRIDGE    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                                VARIABLE CAPITAL          EQUITY INCOME BUILDER      FUNDAMENTAL ALL CAP VALUE
                                               INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                    ------------------------------- ------------------------------ ------------------------------
                                             2010           2009         2010              2009          2010             2009
                                    ---------------- -------------- ------------ ----------------- ------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $         302    $    (1,891)   $   44,881     $      20,868   $   217,313     $    103,681
  Net realized gains (losses)             (70,335)      (110,841)      (41,117)          (99,442)     (216,649)      (1,165,650)
  Change in unrealized gains
     (losses) on investments              185,420        403,120       141,866           248,446     3,965,451        7,123,624
                                    ---------------- -------------- ------------ ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                    115,387        290,388       145,630           169,872     3,966,115        6,061,655
                                    ---------------- -------------- ------------ ----------------- ------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   158,033        176,807       161,670           185,631     1,233,416        1,249,149
  Net transfers (including
     fixed account)                      (145,989)       (20,271)      475,917           (45,572)     (634,200)        (827,053)
  Policy charges                          (59,784)       (82,853)      (87,779)          (74,698)   (1,361,051)      (1,558,995)
  Transfers for policy benefits
     and terminations                     (28,932)       (29,955)      (40,123)          (20,752)   (1,169,086)      (1,131,861)
                                    ---------------- -------------- ------------ ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions                (76,672)        43,728       509,685            44,609    (1,930,921)      (2,268,760)
                                    ---------------- -------------- ------------ ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets                       38,715        334,116       655,315           214,481     2,035,194        3,792,895
NET ASSETS:
  Beginning of year                     1,102,455        768,339     1,009,056           794,575    26,949,894       23,156,999
                                    ---------------- -------------- ------------ ----------------- ------------- ----------------
  End of year                       $ 1,141,170      $ 1,102,455    $1,664,371     $   1,009,056   $28,985,088     $ 26,949,894
                                    ================ ============== ============ ================= ============= ================

(a) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE      LMPVET GLOBAL CURRENTS VARIABLE    LMPVET VARIABLE LIFESTYLE
           LARGE CAP GROWTH                 LARGE CAP VALUE    INTERNATIONAL ALL CAP OPPORTUNITY               ALLOCATION 50%
          INVESTMENT OPTION               INVESTMENT OPTION                    INVESTMENT OPTION            INVESTMENT OPTION
------------------------------ ------------------------------- ------------------------------------ ----------------------------
       2010            2009            2010            2009           2010                  2009         2010            2009
-------------- --------------- --------------- --------------- -------------- --------------------- ------------ ---------------
  $ (64,773)      $ (47,440)      $ 209,733        $ 96,017        $ 8,339                $ (635)     $ 5,105        $ 10,911
    126,377        (223,785)       (671,287)     (1,339,875)      (237,656)             (602,695)         881         (23,900)
    691,791       3,119,468       1,312,947       3,350,744        258,669             1,025,937       31,192          95,286
-------------- --------------- --------------- --------------- -------------- --------------------- ------------ ---------------
    753,395       2,848,243         851,393       2,106,886         29,352               422,607       37,178          82,297
-------------- --------------- --------------- --------------- -------------- --------------------- ------------ ---------------
    748,663       1,015,833         606,347         713,053         38,415                48,473           --           3,191
   (306,601)       (566,507)       (304,799)       (921,681)        13,049                55,650         (198)        (60,524)
   (729,789)       (826,359)       (799,288)       (873,203)      (199,295)             (229,591)     (57,523)        (54,457)
   (344,249)       (436,064)     (1,349,840)       (441,369)      (100,685)             (120,488)      (2,174)           (904)
-------------- --------------- --------------- --------------- -------------- --------------------- ------------ ---------------
   (631,976)       (813,097)     (1,847,580)     (1,523,200)      (248,516)             (245,956)     (59,895)       (112,694)
-------------- --------------- --------------- --------------- -------------- --------------------- ------------ ---------------
    121,419       2,035,146        (996,187)        583,686       (219,164)              176,651      (22,717)        (30,397)
  9,340,618       7,305,472      11,014,021      10,430,335      2,030,390             1,853,739      326,329         356,726
-------------- --------------- --------------- --------------- -------------- --------------------- ------------ ---------------
$ 9,462,037     $ 9,340,618    $ 10,017,834    $ 11,014,021    $ 1,811,226           $ 2,030,390    $ 303,612       $ 326,329
============== =============== =============== =============== ============== ===================== ============ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                        LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE
                                                   ALLOCATION 70%               ALLOCATION 85%                      HIGH INCOME
                                                INVESTMENT OPTION            INVESTMENT OPTION                INVESTMENT OPTION
                                    -------------------------------- ---------------------------- --------------------------------
                                           2010              2009       2010              2009          2010               2009
                                    -------------- ----------------- ---------- ----------------- ------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $     1,269    $        4,124    $     903   $         2,049  $    691,772     $      750,081
  Net realized gains (losses)                60           (18,989)        (972)           (9,688)     (154,558)          (590,574)
  Change in unrealized gains
     (losses) on investments             23,394            65,614       30,736            61,618       623,738          2,849,928
                                    -------------- ----------------- ---------- ----------------- ------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                   24,723            50,749       30,667            53,979     1,160,952          3,009,435
                                    -------------- ----------------- ---------- ----------------- ------------- ------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                      --                --           --                --       352,022            411,019
  Net transfers (including
     fixed account)                        (234)           (7,748)        (100)           16,169      (441,618)           259,198
  Policy charges                        (28,505)          (28,973)      (9,236)          (13,032)     (477,828)          (493,515)
  Transfers for policy benefits
     and terminations                   (28,908)           (7,289)      (1,041)          (15,697)     (589,977)          (407,245)
                                    -------------- ----------------- ---------- ----------------- ------------- ------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              (57,647)          (44,010)     (10,377)          (12,560)   (1,157,401)          (230,543)
                                    -------------- ----------------- ---------- ----------------- ------------- ------------------
     Net increase (decrease)
       in net assets                    (32,924)            6,739       20,290            41,419         3,551          2,778,892
NET ASSETS:
  Beginning of year                     213,864           207,125      222,698           181,279     8,138,739          5,359,847
                                    -------------- ----------------- ---------- ----------------- ------------- ------------------
  End of year                       $ 180,940      $      213,864    $ 242,988   $       222,698  $  8,142,290     $    8,138,739
                                    ============== ================= ========== ================= ============= ==================

(a) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                  MIST HARRIS OAKMARK
MIST BLACKROCK HIGH YIELD    MIST CLARION GLOBAL REAL ESTATE            INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH
        INVESTMENT OPTION                  INVESTMENT OPTION        INVESTMENT OPTION                INVESTMENT OPTION
---------------------------- ---------------------------------- ------------------------ --------------------------------
     2010            2009           2010                2009        2010         2009           2010              2009
------------ --------------- -------------- ------------------- ----------- ------------ -------------- -----------------
  $ 7,711         $ 6,069      $ 272,049            $ 78,864       $ 111        $ 693      $ (18,508)        $ (12,853)
      334          (3,252)      (126,362)           (467,081)       (214)        (502)        78,066           (62,340)
   10,105          40,967        445,522           1,323,499       1,936        4,239        469,859           567,584
------------ --------------- -------------- ------------------- ----------- ------------ -------------- -----------------
   18,150          43,784        591,209             935,282       1,833        4,430        529,417           492,391
------------ --------------- -------------- ------------------- ----------- ------------ -------------- -----------------
    4,955           6,112        264,719             278,689          --           --        125,248           123,274
      (75)         (1,372)       835,599             (18,279)         --           --        130,572           469,248
   (8,768)         (8,485)      (185,304)           (159,198)       (658)        (579)      (112,973)          (96,662)
   (2,015)        (20,211)       (88,415)           (196,106)        (10)         (14)      (448,225)          (62,585)
------------ --------------- -------------- ------------------- ----------- ------------ -------------- -----------------
   (5,903)        (23,956)       826,599             (94,894)       (668)        (593)      (305,378)          433,275
------------ --------------- -------------- ------------------- ----------- ------------ -------------- -----------------
   12,247          19,828      1,417,808             840,388       1,165        3,837        224,039           925,666
  120,367         100,539      3,489,205           2,648,817      12,425        8,588      1,985,828         1,060,162
------------ --------------- -------------- ------------------- ----------- ------------ -------------- -----------------
$ 132,614       $ 120,367    $ 4,907,013         $ 3,489,205    $ 13,590     $ 12,425    $ 2,209,867       $ 1,985,828
============ =============== ============== =================== =========== ============ ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                   MIST LOOMIS SAYLES
                                                  MIST JANUS FORTY    MIST LAZARD MID CAP              GLOBAL MARKETS
                                                 INVESTMENT OPTION      INVESTMENT OPTION           INVESTMENT OPTION
                                    --------------------------------- ---------------------- ---------------------------
                                              2010            2009      2010         2009         2010           2009
                                    ----------------- --------------- --------- ------------ ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $      260,363    $   (220,525)   $   (3)   $       4    $   160,069  $      88,769
  Net realized gains (losses)             (479,169)     (1,775,261)      376       (1,593)       (27,444)      (392,419)
  Change in unrealized gains
     (losses) on investments             2,613,873      11,097,480       784        3,066      1,085,851      2,128,467
                                    ----------------- --------------- --------- ------------ ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   2,395,067       9,101,694     1,157        1,477      1,218,476      1,824,817
                                    ----------------- --------------- --------- ------------ ------------ --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  2,304,197       2,544,703        --           --        233,656        269,707
  Net transfers (including
     fixed account)                       (597,347)       (461,247)       24          (61)       (50,120)      (352,511)
  Policy charges                        (2,295,888)     (2,456,481)     (318)        (299)      (359,684)      (380,009)
  Transfers for policy benefits
     and terminations                   (1,860,901)     (2,007,165)   (1,594)         128       (289,321)      (412,932)
                                    ----------------- --------------- --------- ------------ ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              (2,449,939)     (2,380,190)   (1,888)        (232)      (465,469)      (875,745)
                                    ----------------- --------------- --------- ------------ ------------ --------------
     Net increase (decrease)
       in net assets                       (54,872)      6,721,504      (731)       1,245        753,007        949,072
NET ASSETS:
  Beginning of year                     29,808,328      23,086,824     5,822        4,577      6,097,735      5,148,663
                                    ----------------- --------------- --------- ------------ ------------ --------------
  End of year                       $ 29,753,456      $ 29,808,328    $5,091    $ 5,822      $ 6,850,742  $   6,097,735
                                    ================= =============== ========= ============ ============ ==============

(a) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

          MIST LORD ABBETT              MIST LORD ABBETT        MIST MFS EMERGING MARKETS               MIST MFS RESEARCH
            BOND DEBENTURE             GROWTH AND INCOME                           EQUITY                   INTERNATIONAL
         INVESTMENT OPTION             INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
----------------------------- ----------------------------- -------------------------------- -------------------------------
       2010           2009           2010           2009            2010             2009           2010             2009
-------------- -------------- -------------- -------------- --------------- ---------------- -------------- ----------------
  $ 295,213      $ 329,368        $ 8,342       $ 35,051        $ 36,958         $ 75,735       $ 50,653        $ 111,601
     95,181        (77,784)       (79,431)      (197,225)       (212,075)        (522,884)      (182,548)        (435,027)
    257,863      1,191,129        545,455        600,219       2,143,846        3,974,369        810,668        1,765,102
-------------- -------------- -------------- -------------- --------------- ---------------- -------------- ----------------
    648,257      1,442,713        474,366        438,045       1,968,729        3,527,220        678,773        1,441,676
-------------- -------------- -------------- -------------- --------------- ---------------- -------------- ----------------
    340,157        351,460        333,648        328,358         648,119          705,826        280,124          250,280
    166,593       (275,880)       (97,501)       (84,216)        251,284          984,219        527,462          784,762
   (341,580)      (357,683)      (158,309)      (172,523)       (564,856)        (527,256)      (287,809)        (253,776)
   (340,090)      (207,497)       (85,636)       (74,716)       (323,180)        (288,408)       (76,532)        (136,975)
-------------- -------------- -------------- -------------- --------------- ---------------- -------------- ----------------
   (174,920)      (489,600)        (7,798)        (3,097)         11,367          874,381        443,245          644,291
-------------- -------------- -------------- -------------- --------------- ---------------- -------------- ----------------
    473,337        953,113        466,568        434,948       1,980,096        4,401,601      1,122,018        2,085,967
  5,126,735      4,173,622      2,973,253      2,538,305       9,306,452        4,904,851      6,026,683        3,940,716
-------------- -------------- -------------- -------------- --------------- ---------------- -------------- ----------------
$ 5,600,072    $ 5,126,735    $ 3,439,821    $ 2,973,253    $ 11,286,548      $ 9,306,452    $ 7,148,701      $ 6,026,683
============== ============== ============== ============== =============== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                         MIST MORGAN STANLEY        MIST OPPENHEIMER CAPITAL        MIST PIMCO INFLATION
                                              MID CAP GROWTH                    APPRECIATION              PROTECTED BOND
                                           INVESTMENT OPTION               INVESTMENT OPTION           INVESTMENT OPTION
                                    --------------------------- ------------------------------- ---------------------------
                                           2010         2009          2010              2009         2010           2009
                                    -------------- ------------ ------------- ----------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (1,330)   $    (906)   $   (27,801)    $ (123,588)      $   86,573   $    116,795
  Net realized gains (losses)               690       (8,139)      (476,430)       (1,078,093)      263,115          4,700
  Change in unrealized gains
     (losses) on investments             48,889       62,068      1,857,449         6,538,235         3,017        510,874
                                    -------------- ------------ ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   48,249       53,023       1,353,218         5,336,554       352,705        632,369
                                    -------------- ------------ ------------- ----------------- ------------ --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  13,565       14,571       1,389,392         1,582,591       309,844        321,833
  Net transfers (including
     fixed account)                      31,213         (305)       (485,746)         (129,799)      361,431      1,601,051
  Policy charges                         (9,955)      (8,940)     (1,392,933)       (1,455,766)     (396,583)      (356,944)
  Transfers for policy benefits
     and terminations                   (20,569)      (5,262)     (1,103,702)       (1,175,737)     (464,178)      (297,065)
                                    -------------- ------------ ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions               14,254           64      (1,592,989)       (1,178,711)     (189,486)     1,268,875
                                    -------------- ------------ ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets                     62,503       53,087        (239,771)        4,157,843       163,219      1,901,244
NET ASSETS:
  Beginning of year                     151,539       98,452      17,390,014        13,232,171     4,924,885      3,023,641
                                    -------------- ------------ ------------- ----------------- ------------ --------------
  End of year                       $   214,042    $ 151,539    $ 17,150,243    $   17,390,014   $ 5,088,104  $   4,924,885
                                    ============== ============ ============= ================= ============ ==============

(a) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                         MIST THIRD AVENUE
     MIST PIMCO TOTAL RETURN             MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME                SMALL CAP VALUE
           INVESTMENT OPTION             INVESTMENT OPTION                INVESTMENT OPTION              INVESTMENT OPTION
------------------------------- ----------------------------- -------------------------------- ------------------------------
        2010         2009 (a)          2010           2009            2010             2009            2010           2009
--------------- --------------- -------------- -------------- --------------- ---------------- --------------- --------------
 $ 1,022,378      $ (189,369)      $ (2,000)       $ 1,019       $ 578,175        $ 560,106        $ 35,125       $ 26,711
     658,955         140,029         63,914        (46,185)        212,065          (47,762)       (206,690)      (269,982)
     880,248       3,899,961        219,640        487,217         652,200        2,824,416       1,797,557      2,097,868
--------------- --------------- -------------- -------------- --------------- ---------------- --------------- --------------
   2,561,581       3,850,621        281,554        442,051       1,442,440        3,336,760       1,625,992      1,854,597
--------------- --------------- -------------- -------------- --------------- ---------------- --------------- --------------
   1,670,559       1,047,568         69,517         98,175         578,515          608,419         611,618        696,697
     950,447      32,875,982         26,172        940,340         (95,088)         (92,858)       (354,410)        24,103
  (1,735,383)     (1,163,457)      (247,268)      (189,432)       (813,330)        (873,184)       (411,676)      (427,362)
  (1,204,576)       (971,838)      (225,452)      (164,084)       (382,097)        (816,035)       (387,588)      (213,580)
--------------- --------------- -------------- -------------- --------------- ---------------- --------------- --------------
    (318,953)     31,788,255       (377,031)       684,999        (712,000)      (1,173,658)       (542,056)        79,858
--------------- --------------- -------------- -------------- --------------- ---------------- --------------- --------------
   2,242,628      35,638,876        (95,477)     1,127,050         730,440        2,163,102       1,083,936      1,934,455
  35,638,876              --      2,100,626        973,576      13,106,309       10,943,207       8,957,609      7,023,154
--------------- --------------- -------------- -------------- --------------- ---------------- --------------- --------------
$ 37,881,504    $ 35,638,876    $ 2,005,149    $ 2,100,626    $ 13,836,749     $ 13,106,309    $ 10,041,545    $ 8,957,609
=============== =============== ============== ============== =============== ================ =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                    MSF BARCLAYS CAPITAL AGGREGATE      MSF BLACKROCK AGGRESSIVE
                                        MIST VAN KAMPEN COMSTOCK                       BOND INDEX                         GROWTH
                                               INVESTMENT OPTION                 INVESTMENT OPTION             INVESTMENT OPTION
                                    ------------------------------- --------------------------------- ------------ ----------------
                                             2010        2009 (a)     2010                    2009         2010             2009
                                    ---------------- -------------- --------- ----------------------- ------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $      29,119    $    (18,079)   $   786              $    1,339   $  (24,055)     $   (20,991)
  Net realized gains (losses)             133,620          40,928         47                       9        1,030         (231,402)
  Change in unrealized gains
     (losses) on investments              328,592         858,117        490                    (289)     410,229        1,303,535
                                    ---------------- -------------- --------- ----------------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                    491,331         880,966      1,323                   1,059      387,204        1,051,142
                                    ---------------- -------------- --------- ----------------------- ------------ ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   288,263         222,013        624                     498      256,639          318,724
  Net transfers (including
     fixed account)                      (317,517)      2,892,634      1,790                     497     (193,351)        (251,050)
  Policy charges                         (162,150)       (127,668)    (1,327)                 (1,258)    (219,879)        (236,549)
  Transfers for policy benefits
     and terminations                     (90,947)       (113,565)        (2)                     (2)    (524,048)        (117,242)
                                    ---------------- -------------- --------- ----------------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions               (282,351)      2,873,414      1,085                    (265)    (680,639)        (286,117)
                                    ---------------- -------------- --------- ----------------------- ------------ ----------------
     Net increase (decrease)
       in net assets                      208,980       3,754,380      2,408                     794     (293,435)         765,025
NET ASSETS:
  Beginning of year                     3,754,380              --     24,368                  23,574    3,190,160        2,425,135
                                    ---------------- -------------- --------- ----------------------- ------------ ----------------
  End of year                       $ 3,963,360      $  3,754,380    $26,776              $   24,368   $2,896,725      $ 3,190,160
                                    ================ ============== ========= ======================= ============ ================

(a) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                     MSF BLACKROCK LEGACY
MSF BLACKROCK BOND INCOME       MSF BLACKROCK DIVERSIFIED                LARGE CAP GROWTH      MSF BLACKROCK MONEY MARKET
        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
---------------------------- ------------------------------- ------------------------------- -------------------------------
     2010            2009            2010            2009            2010         2009 (a)           2010            2009
------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
 $ 21,659        $ 47,559       $ 123,766       $ 136,351      $ (183,775)     $ (159,626)     $ (339,578)     $ (188,725)
   15,868         (60,337)         45,266         (91,711)      1,034,119         348,090              --              --
   17,383          77,899         735,658       1,676,673       3,886,701       6,453,133              --              --
------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
   54,910          65,121         904,690       1,721,313       4,737,045       6,641,597        (339,578)       (188,725)
------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
    7,152              --         832,383         627,716       2,171,803       1,599,944       3,824,281       5,863,356
   20,169          17,012         (98,564)      6,117,315        (507,133)     22,197,294       3,998,176      (4,569,092)
  (94,604)       (146,779)       (899,646)       (761,970)     (2,443,233)     (1,636,278)     (3,889,440)     (4,254,398)
  (32,972)       (130,732)       (747,341)       (604,498)     (2,103,057)     (1,109,967)     (6,289,228)     (7,375,787)
------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
 (100,255)       (260,499)       (913,168)      5,378,563      (2,881,620)     21,050,993      (2,356,211)    (10,335,921)
------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (45,345)       (195,378)         (8,478)      7,099,876       1,855,425      27,692,590      (2,695,789)    (10,524,646)
  802,994         998,372      10,964,649       3,864,773      27,692,590              --      41,575,125      52,099,771
------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 757,649       $ 802,994    $ 10,956,171    $ 10,964,649    $ 29,548,015    $ 27,692,590    $ 38,879,336    $ 41,575,125
============ =============== =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                         MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS         MSF JENNISON GROWTH
                                               INVESTMENT OPTION             INVESTMENT OPTION           INVESTMENT OPTION
                                    ------------------------------- ----------------------------- ---------------------------
                                             2010           2009         2010             2009         2010           2009
                                    ---------------- -------------- ------------ ---------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $       2,251    $     4,328    $    61,218    $     143,414   $   (2,853)  $     (7,297)
  Net realized gains (losses)             (10,614)       (21,414)      (373,444)        (622,943)        (960)       (78,345)
  Change in unrealized gains
     (losses) on investments              160,837        239,393      1,475,513        2,029,236      168,329        486,309
                                    ---------------- -------------- ------------ ---------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                    152,474        222,307      1,163,287        1,549,707      164,516        400,667
                                    ---------------- -------------- ------------ ---------------- ------------ --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                    94,563         85,440        573,590          713,930      122,379        145,949
  Net transfers (including
     fixed account)                       514,145        231,185        (16,178)        (169,713)     231,096        (19,780)
  Policy charges                          (58,877)       (36,107)      (447,759)        (461,630)    (108,273)      (108,765)
  Transfers for policy benefits
     and terminations                     (15,647)       (25,646)      (374,156)        (292,611)     (64,159)      (135,474)
                                    ---------------- -------------- ------------ ---------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions                534,184        254,872       (264,503)        (210,024)     181,043       (118,070)
                                    ---------------- -------------- ------------ ---------------- ------------ --------------
     Net increase (decrease)
       in net assets                      686,658        477,179        898,784        1,339,683      345,559        282,597
NET ASSETS:
  Beginning of year                     1,052,110        574,931      8,872,083        7,532,400    1,390,576      1,107,979
                                    ---------------- -------------- ------------ ---------------- ------------ --------------
  End of year                       $   1,738,768    $ 1,052,110    $ 9,770,867    $   8,872,083   $1,736,135   $  1,390,576
                                    ================ ============== ============ ================ ============ ==============

(a) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                        MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO
MSF METLIFE AGGRESSIVE ALLOCATION                     ALLOCATION            MODERATE ALLOCATION    MSF METLIFE MODERATE ALLOCATION
                INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION                  INVESTMENT OPTION
--------------------------------- ------------------------------- ------------------------------ ----------------------------------
       2010                2009          2010             2009           2010            2009           2010                2009
-------------- ------------------ -------------- ---------------- -------------- --------------- -------------- -------------------
    $ 1,526            $ 13,562      $ 77,206         $ 19,706       $ 39,227        $ 19,089       $ 85,952            $ 69,736
     (8,411)           (175,968)       57,383           21,275         28,980         (17,884)        (3,501)            (18,797)
    226,457             470,087       148,176          130,085         47,605         176,329        528,391             758,618
-------------- ------------------ -------------- ---------------- -------------- --------------- -------------- -------------------
    219,572             307,681       282,765          171,066        115,812         177,534        610,842             809,557
-------------- ------------------ -------------- ---------------- -------------- --------------- -------------- -------------------
    325,872             359,519       119,335           72,408        117,806          90,128        248,375             303,279
    103,066              43,879       356,029        2,529,866         76,206         256,887         36,856             935,272
   (210,634)           (227,076)     (179,940)         (81,063)       (95,809)        (82,331)      (310,836)           (267,196)
    (40,302)           (137,656)       (9,578)        (137,895)       (31,537)        (18,202)       (34,230)            (37,853)
-------------- ------------------ -------------- ---------------- -------------- --------------- -------------- -------------------
    178,002              38,666       285,846        2,383,316         66,666         246,482        (59,835)            933,502
-------------- ------------------ -------------- ---------------- -------------- --------------- -------------- -------------------
    397,574             346,347       568,611        2,554,382        182,478         424,016        551,007           1,743,059
  1,344,400             998,053     3,158,728          604,346      1,089,148         665,132      4,835,319           3,092,260
-------------- ------------------ -------------- ---------------- -------------- --------------- -------------- -------------------
$ 1,741,974         $ 1,344,400   $ 3,727,339      $ 3,158,728    $ 1,271,626     $ 1,089,148    $ 5,386,326         $ 4,835,319
============== ================== ============== ================ ============== =============== ============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                         MSF METLIFE MODERATE TO
                                           AGGRESSIVE ALLOCATION         MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                                               INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
                                    ------------------------------- ------------------------------- -----------------------------
                                             2010           2009          2010              2009          2010            2009
                                    ---------------- -------------- ------------- ----------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    62,738     $   67,379 $       405,523    $      155,304 $      585,065   $    915,177
  Net realized gains (losses)             (27,566)      (428,747)        213,192          (779,815)      (614,065)    (1,413,502)
  Change in unrealized gains
     (losses) on investments              583,029      1,405,404       5,357,462        10,443,994      2,491,957      4,978,995
                                    ---------------- -------------- ------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                    618,201      1,044,036       5,976,177         9,819,483      2,462,957      4,480,670
                                    ---------------- -------------- ------------- ----------------- ------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   628,078        803,186       3,636,863         3,500,541      1,879,890      2,056,986
  Net transfers (including
     fixed account)                       169,345       (777,615)       (911,528)       20,739,954       (858,002)    (1,032,279)
  Policy charges                         (408,357)      (469,003)     (3,289,680)       (2,760,314)    (2,153,791)    (2,394,702)
  Transfers for policy benefits
     and terminations                    (290,570)      (244,059)     (2,846,509)       (1,521,635)    (1,802,921)    (1,826,194)
                                    ---------------- -------------- ------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions                 98,496       (687,491)     (3,410,854)       19,958,546     (2,934,824)    (3,196,189)
                                    ---------------- -------------- ------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets                      716,697        356,545       2,565,323        29,778,029       (471,867)     1,284,481
NET ASSETS:
  Beginning of year                     4,749,962      4,393,417      45,241,650        15,463,621     29,851,245     28,566,764
                                    ---------------- -------------- ------------- ----------------- ------------- ---------------
  End of year                         $ 5,466,659     $4,749,962    $ 47,806,973    $   45,241,650   $ 29,379,378   $ 29,851,245
                                    ================ ============== ============= ================= ============= ===============

(a) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

             MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX    MSF OPPENHEIMER GLOBAL EQUITY          MSF RUSSELL 2000 INDEX
         INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
----------------------------- -------------------------------- -------------------------------- -------------------------------
       2010           2009         2010                2009            2010             2009            2010            2009
-------------- -------------- ------------ ------------------- --------------- ---------------- --------------- ---------------
   $ 40,992      $ (45,092)     $ 3,773             $ 4,459       $ 142,460        $ 314,894        $ 39,817       $ 147,629
   (129,197)      (300,232)      (8,848)            (15,549)       (353,035)      (1,634,244)       (478,183)       (628,643)
    708,117      1,351,218       15,531              46,942       3,203,227        7,327,713       3,926,765       3,405,948
-------------- -------------- ------------ ------------------- --------------- ---------------- --------------- ---------------
    619,912      1,005,894       10,456              35,852       2,992,652        6,008,363       3,488,399       2,924,934
-------------- -------------- ------------ ------------------- --------------- ---------------- --------------- ---------------
    295,762        308,823       17,745               8,259       1,159,050        1,223,335         747,521         883,418
    200,339       (115,338)      60,180              19,131         (35,699)        (595,151)       (348,593)         (9,920)
   (322,873)      (331,384)     (23,886)            (21,261)     (1,417,473)      (1,425,449)       (817,982)       (784,582)
   (378,413)       (71,898)     (21,537)             (6,517)     (1,625,651)      (1,444,743)       (821,894)       (422,002)
-------------- -------------- ------------ ------------------- --------------- ---------------- --------------- ---------------
   (205,185)      (209,797)      32,502                (388)     (1,919,773)      (2,242,008)     (1,240,948)       (333,086)
-------------- -------------- ------------ ------------------- --------------- ---------------- --------------- ---------------
    414,727        796,097       42,958              35,464       1,072,879        3,766,355       2,247,451       2,591,848
  6,094,000      5,297,903      133,572              98,108      20,880,111       17,113,756      13,976,943      11,385,095
-------------- -------------- ------------ ------------------- --------------- ---------------- --------------- ---------------
$ 6,508,727    $ 6,094,000    $ 176,530           $ 133,572    $ 21,952,990     $ 20,880,111    $ 16,224,394    $ 13,976,943
============== ============== ============ =================== =============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                        MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP   MSF WESTERN ASSET MANAGEMENT
                                                             GROWTH                         GROWTH                U.S. GOVERNMENT
                                                  INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                    ---------------------------------- ----------------------------- -----------------------------
                                             2010              2009         2010          2009               2010         2009
                                    ---------------- ----------------- ------------ ---------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (13,633)   $       (7,464)   $ (54,199)    $    (38,115)   $  325,564       $ 638,397
  Net realized gains (losses)               3,071           (58,940)      45,544          (52,713)      114,825         (31,562)
  Change in unrealized gains
     (losses) on investments              289,876           645,446    1,943,438        1,717,410       364,319         (31,594)
                                    ---------------- ----------------- ------------ ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                    279,314           579,042    1,934,783        1,626,582       804,708         575,241
                                    ---------------- ----------------- ------------ ---------------- ------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   165,306           192,912      421,069          404,972       790,004       1,032,468
  Net transfers (including
     fixed account)                      (134,164)          106,243       (2,407)        (202,297)     (820,106)          5,818
  Policy charges                         (117,252)         (124,358)    (314,781)        (264,091)     (907,848)       (989,621)
  Transfers for policy benefits
     and terminations                    (199,555)          (68,032)    (232,789)        (165,486)     (844,146)     (1,051,155)
                                    ---------------- ----------------- ------------ ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions               (285,665)          106,765     (128,908)        (226,902)   (1,782,096)     (1,002,490)
                                    ---------------- ----------------- ------------ ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets                       (6,351)          685,807    1,805,875        1,399,680      (977,388)       (427,249)
NET ASSETS:
  Beginning of year                     1,989,747         1,303,940    5,830,340        4,430,660    16,552,857      16,980,106
                                    ---------------- ----------------- ------------ ---------------- ------------- ---------------
  End of year                       $   1,983,396      $  1,989,747    $7,636,215    $  5,830,340    $15,575,469    $ 16,552,857
                                    ================ ================= ============ ================ ============= ===============

(a) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                            VANGUARD VIF TOTAL STOCK
 PIONEER VCT MID CAP VALUE            THE MERGER FUND VL    VANGUARD VIF MID-CAP INDEX                  MARKET INDEX
         INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
----------------------------- ----------------------------- ----------------------------- -----------------------------
       2010           2009           2010           2009           2010           2009           2010           2009
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    $ 6,025       $ 20,635      $ (33,028)      $ 89,278        $ 2,497       $ 21,826       $ 35,440       $ 31,786
   (193,963)      (522,984)        72,422        (16,075)          (571)      (210,350)       (15,712)      (238,933)
    931,451      1,398,282        119,951        313,824        763,437      1,060,006        634,607        987,522
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    743,513        895,933        159,345        387,027        765,363        871,482        654,335        780,375
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    368,350        471,168         58,141         57,932        271,434        222,094        283,309        252,874
   (168,148)      (408,251)      (315,355)       (50,531)       367,391         25,384        312,525        (12,404)
   (322,504)      (337,937)      (102,460)      (107,064)      (198,165)      (176,970)      (209,192)      (198,595)
   (300,371)       (94,255)       (25,268)       (25,397)      (525,013)      (114,998)       (55,793)       (39,740)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (422,673)      (369,275)      (384,942)      (125,060)       (84,353)       (44,490)       330,849          2,135
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    320,840        526,658       (225,597)       261,967        681,010        826,992        985,184        782,510
  4,698,722      4,172,064      3,867,455      3,605,488      2,853,968      2,026,976      3,653,456      2,870,946
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
$ 5,019,562    $ 4,698,722    $ 3,641,858    $ 3,867,455    $ 3,534,978    $ 2,853,968    $ 4,638,640    $ 3,653,456
============== ============== ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund UL for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 10, 1983 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined four registered variable life separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements and financial highlights as of the earliest period presented. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any policy owners under the Policies of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Variable Life Separate Account One
MetLife of CT Variable Life Separate Account Two
MetLife of CT Variable Life Separate Account Three

Each Investment Option of the aforementioned separate accounts was combined with the Investment Options of the Separate Account or added as an additional Investment Option if a corresponding Investment Option did not already exist.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Goldman Sachs Variable Insurance Trust ("Goldman Sachs")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc ("MSF")*
Pioneer Variable Contracts Trust ("Pioneer")
The Merger Fund VL
Vanguard Variable Insurance Fund ("Vanguard VIF")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS

Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2010:

American Funds Global Growth Investment Option
American Funds Growth Investment Option
American Funds Growth-Income Investment Option
Fidelity VIP Contrafund Investment Option
Fidelity VIP Equity-Income Investment Option
Fidelity VIP High Income Investment Option
Fidelity VIP Mid Cap Investment Option
FTVIPT Franklin Small-Mid Cap Growth Securities Investment Option
FTVIPT Templeton Foreign Securities Investment Option
FTVIPT Templeton Global Bond Securities Investment Option
Goldman Sachs Strategic Growth Investment Option
Janus Aspen Enterprise Investment Option
Janus Aspen Global Technology Investment Option
LMPVET ClearBridge Variable Aggressive Growth Investment Option
LMPVET ClearBridge Variable Capital Investment Option
LMPVET ClearBridge Variable Equity Income Builder Investment Option
LMPVET ClearBridge Variable Fundamental All Cap Value Investment Option LMPVET ClearBridge Variable Large Cap Growth Investment Option
LMPVET ClearBridge Variable Large Cap Value Investment Option
LMPVET Global Currents Variable International All Cap Opportunity Investment
  Option
LMPVET Variable Lifestyle Allocation 50% Investment Option
LMPVET Variable Lifestyle Allocation 70% Investment Option
LMPVET Variable Lifestyle Allocation 85% Investment Option
LMPVIT Western Asset Variable High Income Investment Option
MIST BlackRock High Yield Investment Option
MIST Clarion Global Real Estate Investment Option
MIST Harris Oakmark International Investment Option
MIST Invesco Small Cap Growth Investment Option
MIST Janus Forty Investment Option
MIST Lazard Mid Cap Investment Option
MIST Loomis Sayles Global Markets Investment Option
MIST Lord Abbett Bond Debenture Investment Option
MIST Lord Abbett Growth and Income Investment Option
MIST MFS Emerging Markets Equity Investment Option*
MIST MFS Research International Investment Option
MIST Morgan Stanley Mid Cap Growth Investment Option
MIST Oppenheimer Capital Appreciation Investment Option
MIST PIMCO Inflation Protected Bond Investment Option
MIST PIMCO Total Return Investment Option
MIST Pioneer Fund Investment Option
MIST Pioneer Strategic Income Investment Option
MIST Third Avenue Small Cap Value Investment Option
MIST Van Kampen Comstock Investment Option
MSF Barclays Capital Aggregate Bond Index Investment Option
MSF BlackRock Aggressive Growth Investment Option
MSF BlackRock Bond Income Investment Option

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS -- (CONTINUED)

MSF BlackRock Diversified Investment Option
MSF BlackRock Legacy Large Cap Growth Investment Option
MSF BlackRock Money Market Investment Option
MSF Davis Venture Value Investment Option
MSF FI Value Leaders Investment Option
MSF Jennison Growth Investment Option
MSF MetLife Aggressive Allocation Investment Option
MSF MetLife Conservative Allocation Investment Option
MSF MetLife Conservative to Moderate Allocation Investment Option
MSF MetLife Moderate Allocation Investment Option
MSF MetLife Moderate to Aggressive Allocation Investment Option
MSF MetLife Stock Index Investment Option
MSF MFS Total Return Investment Option
MSF MFS Value Investment Option
MSF Morgan Stanley EAFE Index Investment Option
MSF Oppenheimer Global Equity Investment Option*
MSF Russell 2000 Index Investment Option
MSF T. Rowe Price Large Cap Growth Investment Option
MSF T. Rowe Price Small Cap Growth Investment Option
MSF Western Asset Management U.S. Government Investment Option
Pioneer VCT Mid Cap Value Investment Option
The Merger Fund VL Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Total Stock Market Index Investment Option

* This Investment Option invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

3. PORTFOLIO CHANGES


The following Investment Option ceased operations during the year ended December 31, 2010:

LMPVIT Money Market Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2010:

NAME CHANGES:

FORMER NAME                                       NEW NAME
------------------------------------------------- -------------------------------------------------
(LMPVET) ClearBridge Variable Fundamental Value   (LMPVET) ClearBridge Variable Fundamental All Cap
  Portfolio                                         Value Portfolio
(LMPVET) ClearBridge Variable Investors Portfolio (LMPVET) ClearBridge Variable Large Cap Value
                                                    Portfolio
(MIST) Met/AIM Small Cap Growth Portfolio         (MIST) Invesco Small Cap Growth Portfolio
(MIST) Van Kampen Mid Cap Growth Portfolio        (MIST) Morgan Stanley Mid Cap Growth Portfolio
(Goldman Sachs) Capital Growth Fund               (Goldman Sachs) Strategic Growth Fund


SUBSTITUTIONS:

FORMER PORTFOLIO                                  NEW PORTFOLIO
------------------------------------------------- -------------------------------------------------
(LMPVIT) Money Market Portfolio                   (MSF) BlackRock Money Market Portfolio

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements for variable life separate accounts registered as unit investment trusts included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Investment Options' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS
The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. The federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statements of operations of the applicable Investment Options:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Policies and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each policy and the Separate Account.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2010:

Mortality and Expense Risk 0.20% - 0.90%
Administrative             0.00% - 0.40%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

Policy charges are assessed on a monthly basis and generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Depending on the policy, administrative charges are as follows: $0 to $20 for every $1,000 of the policy face amount for the first 3 to 6 policy years, plus $0.00 to $0.39 for every $1,000 of initial stated policy face amount per month for the first 3 to 6 policy years, or 0% to .40% annual and/or $5 per month if the initial premium is less than $25,000. In addition, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $2.04 to $42.20 for every $1,000 of the policy face amount between the first 10 to 15 policy years or 0% to 7.50% of premium payments made in the last 10 years, depending on the policy. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                         FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2010      DECEMBER 31, 2010
                                                            ----------------------- ----------------------------
                                                                                       COST OF      PROCEEDS
                                                            SHARES    COST ($)      PURCHASES ($) FROM SALES ($)
                                                            --------- ------------- ------------- --------------
American Funds Global Growth Investment Option                932,207 17,422,846       1,954,794      2,026,932
American Funds Growth Investment Option                       873,370 42,760,010       1,526,340      4,099,038
American Funds Growth-Income Investment Option                646,674 21,623,223       1,569,963      2,506,175
Fidelity VIP Contrafund Investment Option                     913,605 22,820,872       1,594,221      2,116,933
Fidelity VIP Equity-Income Investment Option                  775,008 16,547,516         823,402      1,837,849
Fidelity VIP High Income Investment Option                    684,963  4,295,983         800,140        501,268
Fidelity VIP Mid Cap Investment Option                        342,495  9,563,231       1,092,436      1,251,917
FTVIPT Franklin Small-Mid Cap Growth Securities
  Investment Option                                           333,612  6,066,495         181,513        967,644
FTVIPT Templeton Foreign Securities Investment Option       1,444,735 20,794,295       1,838,799      2,258,042
FTVIPT Templeton Global Bond Securities Investment Option     332,131  5,610,140         256,013        490,562
Goldman Sachs Strategic Growth Investment Option              295,623  2,931,512         433,443        254,770
Janus Aspen Enterprise Investment Option                      161,168  4,028,006         366,613        985,112
Janus Aspen Global Technology Investment Option               390,090  1,672,007         729,378        984,310
LMPVET ClearBridge Variable Aggressive Growth
  Investment Option                                           722,886  8,909,689         857,606      1,928,904
LMPVET ClearBridge Variable Capital Investment Option         100,815  1,303,820         135,946        212,362
LMPVET ClearBridge Variable Equity Income Builder
  Investment Option                                           165,781  1,794,615         769,047        214,501
LMPVET ClearBridge Variable Fundamental All Cap Value
  Investment Option                                         1,472,825 28,069,268       1,621,987      3,335,579
LMPVET ClearBridge Variable Large Cap Growth
  Investment Option                                           585,526  7,839,723         764,048      1,460,781
LMPVET ClearBridge Variable Large Cap Value
  Investment Option                                           758,938 12,375,919         648,461      2,286,333
LMPVET Global Currents Variable International All Cap
  Opportunity Investment Option                               283,905  2,707,507         126,538        366,792
LMPVET Variable Lifestyle Allocation 50%
  Investment Option                                            26,181    283,535           9,199         63,948
LMPVET Variable Lifestyle Allocation 70%
  Investment Option                                            16,856    168,309           5,139         61,475
LMPVET Variable Lifestyle Allocation 85%
  Investment Option                                            20,069    238,037           3,653         13,135
LMPVIT Western Asset Variable High Income
  Investment Option                                         1,368,472  8,718,769       1,832,144      2,297,809
MIST BlackRock High Yield Investment Option                    15,245    121,033          12,201         10,409
MIST Clarion Global Real Estate Investment Option             479,676  5,886,879       1,444,187        345,520
MIST Harris Oakmark International Investment Option               989     15,567             265            793
MIST Invesco Small Cap Growth Investment Option               155,745  1,831,851         435,613        759,527
MIST Janus Forty Investment Option                            425,842 30,756,796       1,572,592      3,762,101
MIST Lazard Mid Cap Investment Option                             448      3,868              65          1,949
MIST Loomis Sayles Global Markets Investment Option           578,611  6,273,078         601,319        906,733
MIST Lord Abbett Bond Debenture Investment Option             431,444  5,035,920       1,317,153      1,196,885
MIST Lord Abbett Growth and Income Investment Option          157,289  3,786,531         375,148        374,611
MIST MFS Emerging Markets Equity Investment Option            971,719 10,138,031       2,202,615      2,154,303
MIST MFS Research International Investment Option             700,860  7,765,548       1,233,209        739,319
MIST Morgan Stanley Mid Cap Growth Investment Option           18,503    176,761          60,703         47,775
MIST Oppenheimer Capital Appreciation Investment Option     2,779,623 18,711,887         630,425      2,251,213
MIST PIMCO Inflation Protected Bond Investment Option         445,164  4,824,233       2,617,459      2,583,456
MIST PIMCO Total Return Investment Option                   3,079,800 33,118,847       4,732,968      3,811,545
MIST Pioneer Fund Investment Option                           141,715  1,634,015         150,088        532,887
MIST Pioneer Strategic Income Investment Option             1,240,974 11,876,529       1,674,701      1,808,523
MIST Third Avenue Small Cap Value Investment Option           669,887 10,308,928         695,428      1,202,341
MIST Van Kampen Comstock Investment Option                    416,325  2,778,203         333,617        585,369
MSF Barclays Capital Aggregate Bond Index
  Investment Option                                             2,398     25,823           3,675          1,811
MSF BlackRock Aggressive Growth Investment Option             108,457  2,587,026         203,105        907,815

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                       FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2010      DECEMBER 31, 2010
                                                          ----------------------- ----------------------------
                                                                                     COST OF      PROCEEDS
                                                          SHARES    COST ($)      PURCHASES ($) FROM SALES ($)
                                                          --------- ------------- ------------- --------------
MSF BlackRock Bond Income Investment Option                   6,994    683,904          87,450        165,844
MSF BlackRock Diversified Investment Option                 696,517  9,895,110         676,397      1,465,808
MSF BlackRock Legacy Large Cap Growth Investment Option . 1,076,434 19,228,694       1,066,849      4,111,881
MSF BlackRock Money Market Investment Option                388,793 38,879,338      11,438,140     14,134,019
MSF Davis Venture Value Investment Option                    55,643  1,668,459         714,535        178,059
MSF FI Value Leaders Investment Option                       69,058 12,408,323         745,249        948,572
MSF Jennison Growth Investment Option                       143,371  1,600,875         366,615        188,443
MSF MetLife Aggressive Allocation Investment Option         163,118  1,627,166         437,541        258,013
MSF MetLife Conservative Allocation Investment Option       325,822  3,474,188       1,946,480      1,583,469
MSF MetLife Conservative to Moderate Allocation
  Investment Option                                         112,747  1,154,127         881,867        775,931
MSF MetLife Moderate Allocation Investment Option           485,261  5,106,275         769,070        742,972
MSF MetLife Moderate to Aggressive Allocation
  Investment Option                                         501,078  5,092,869       1,160,426        999,236
MSF MetLife Stock Index Investment Option                 1,609,122 42,271,324       3,007,978      6,013,335
MSF MFS Total Return Investment Option                      227,625 31,638,093       1,889,909      4,239,732
MSF MFS Value Investment Option                             528,744  6,718,167       1,074,364      1,238,560
MSF Morgan Stanley EAFE Index Investment Option              14,776    182,485          92,687         56,417
MSF Oppenheimer Global Equity Investment Option           1,422,504 22,072,132       1,529,576      3,306,855
MSF Russell 2000 Index Investment Option                  1,217,138 16,482,848       1,260,604      2,461,780
MSF T. Rowe Price Large Cap Growth Investment Option        132,407  1,768,219         274,744        574,029
MSF T. Rowe Price Small Cap Growth Investment Option        480,572  6,155,720       1,303,011      1,486,087
MSF Western Asset Management U.S. Government
  Investment Option                                       1,279,829 15,174,759       1,774,139      3,184,359
Pioneer VCT Mid Cap Value Investment Option                 298,253  5,590,878         353,977        770,670
The Merger Fund VL Investment Option                        330,184  3,607,172         216,669        561,476
Vanguard VIF Mid-Cap Index Investment Option                236,780  3,252,055         879,435        961,240
Vanguard VIF Total Stock Market Index Investment Option     189,802  4,645,547       1,125,464        676,077

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products which have unique combinations of features and fees that are charged against the policy owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for the respective stated periods in the five years ended December 31, 2010:

                                                    AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                            ----------------------------------- ------------------------------------------------
                                                       UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                        LOWEST TO       NET       INCOME        LOWEST TO        LOWEST TO
                                              UNITS    HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                            ---------- ------------- ---------- ------------- ---------------- -----------------
American Funds Global Growth           2010 12,369,338 1.102 - 1.700 20,023,794     1.50        0.40 - 0.90       10.71 - 11.31
  Investment Option                    2009 12,325,319 0.990 - 1.531 18,245,436     1.48        0.40 - 0.90       41.01 - 41.83
                                       2008 12,149,279 0.698 - 1.083 13,015,782     1.88        0.40 - 0.90      (38.95) - 3.56
                                       2007 11,473,927 1.746 - 1.769 20,130,268     2.80        0.65 - 0.90       13.87 - 14.06
                                       2006  9,664,259 1.533 - 1.551 14,883,050     0.87        0.65 - 0.90       19.33 - 19.68
American Funds Growth Investment       2010 38,283,496 1.034 - 1.273 47,458,893     0.72        0.40 - 0.90       17.67 - 18.17
  Option                               2009 40,381,232 0.875 - 1.080 42,661,117     0.66        0.40 - 0.90       38.15 - 38.89
                                       2008 42,447,559 0.630 - 0.780 32,709,985     0.83        0.40 - 0.90      (44.48) - 4.13
                                       2007 41,541,205 1.382 - 1.400 57,651,373     0.79        0.65 - 0.90       11.32 - 11.55
                                       2006 40,538,757 1.241 - 1.255 50,488,792     0.85        0.65 - 0.90         9.20 - 9.51
American Funds Growth-Income           2010 17,917,304 1.041 - 1.284 22,148,578     1.48        0.40 - 0.90       10.44 - 10.98
  Investment Option                    2009 18,712,342 0.938 - 1.160 21,068,006     1.56        0.40 - 0.90       29.95 - 30.82
                                       2008 20,999,398 0.717 - 0.889 18,354,199     1.77        0.40 - 0.90      (38.36) - 2.87
                                       2007 20,397,998 1.392 - 1.440 28,936,761     1.54        0.65 - 0.90         4.10 - 4.35
                                       2006 19,583,842 1.337 - 1.380 26,672,991     1.62        0.65 - 0.90       14.18 - 14.43
Fidelity VIP Contrafund Investment     2010 13,411,697 1.061 - 1.691 21,752,921     1.12        0.40 - 0.90       16.04 - 16.59
  Option                               2009 13,735,333 0.910 - 1.454 19,264,743     1.33        0.40 - 0.90       34.45 - 35.22
                                       2008 14,018,225 0.673 - 1.079 14,819,315     0.94        0.40 - 0.90     (43.12) - 13.30
                                       2007 13,383,898 1.842 - 1.892 24,885,488     0.89        0.65 - 0.90       16.43 - 16.72
                                       2006 12,335,149 1.582 - 1.621 19,672,725     1.13        0.65 - 0.90       10.63 - 10.88
Fidelity VIP Equity-Income Investment  2010  6,016,042 1.032 - 3.005 14,740,634     1.82        0.45 - 0.90       14.12 - 14.67
  Option                               2009  6,300,007 1.123 - 2.626 14,023,937     2.28        0.60 - 0.90       29.06 - 29.42
                                       2008  7,040,512 0.870 - 2.029 12,067,759     2.44        0.60 - 0.90    (43.19) - (42.99)
                                       2007  7,718,341 1.530 - 3.559 23,396,405     1.75        0.60 - 0.90         0.62 - 0.94
                                       2006  8,334,908 1.520 - 3.526 25,221,914     3.31        0.60 - 0.90       19.12 - 19.48
Fidelity VIP High Income Investment    2010  2,046,523 1.226 - 2.067  3,815,201     8.09        0.45 - 0.90       12.81 - 13.31
  Option                               2009  2,007,536 1.211 - 1.827  3,344,308     8.03        0.60 - 0.90       42.66 - 43.18
                                       2008  2,174,437 0.848 - 1.276  2,542,512     8.53        0.60 - 0.90    (25.68) - (25.47)
                                       2007  2,468,527 1.141 - 1.712  3,834,661     8.10        0.60 - 0.90         1.85 - 2.15
                                       2006  2,589,708 1.119 - 1.676  3,945,879     7.31        0.60 - 0.90       10.21 - 10.63
Fidelity VIP Mid Cap Investment Option 2010  4,519,021 1.188 - 2.808 11,004,319     0.12        0.40 - 0.90       27.44 - 28.02
                                       2009  4,352,453 0.928 - 2.198  8,710,866     0.47        0.40 - 0.90       38.44 - 39.13
                                       2008  3,949,702 0.667 - 1.583  6,153,083     0.24        0.40 - 0.90      (40.15) - 8.10
                                       2007  3,896,996 2.608 - 2.638 10,208,996     0.49        0.65 - 0.90       14.34 - 14.60
                                       2006  3,649,238 2.281 - 2.302  8,352,372     0.16        0.65 - 0.90       11.38 - 11.64
FTVIPT Franklin Small-Mid Cap          2010  5,689,784 1.201 - 1.296  7,182,631      --         0.40 - 0.90       26.41 - 27.09
  Growth Securities Investment         2009  6,356,861 0.945 - 1.022  6,344,238      --         0.40 - 0.90       42.32 - 42.97
  Option                               2008  6,714,279 0.661 - 0.717  4,725,414      --         0.40 - 0.90      (43.01) - 5.42
                                       2007  6,201,569 1.223 - 1.254  7,657,001      --         0.65 - 0.90       10.28 - 10.48
                                       2006  5,421,175 1.109 - 1.135  6,068,000      --         0.65 - 0.90         7.67 - 7.99

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------- ------------------------------------------------
                                                    UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                     LOWEST TO       NET       INCOME        LOWEST TO        LOWEST TO
                                           UNITS    HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ---------- ------------- ---------------- -----------------
FTVIPT Templeton Foreign Securities 2010 10,526,644 1.016 - 2.086 20,645,222     1.89        0.40 - 0.90         7.45 - 7.97
  Investment Option                 2009 10,812,819 0.941 - 1.937 19,838,427     3.31        0.40 - 0.90       35.78 - 36.57
                                    2008 11,428,920 0.689 - 1.423 16,050,355     2.34        0.40 - 0.90      (40.90) - 9.19
                                    2007 10,548,590 2.374 - 2.402 25,112,638     1.95        0.65 - 0.90       14.41 - 14.71
                                    2006  9,676,117 2.075 - 2.094 20,115,073     1.19        0.65 - 0.90       20.36 - 20.69
FTVIPT Templeton Global Bond        2010  1,909,984 1.408 - 3.659  6,622,644     1.61        0.45 - 0.90       13.67 - 14.19
  Securities Investment Option      2009  1,981,051 3.073 - 3.209  6,100,419     8.86        0.60 - 0.90       17.92 - 18.28
                                    2008   613,262  2.606 - 2.713  1,609,141     3.71        0.60 - 0.90         5.51 - 5.81
                                    2007   713,382  2.470 - 2.564  1,772,608     2.83        0.60 - 0.90       10.27 - 10.61
                                    2006   752,833  2.240 - 2.318  1,695,296     3.14        0.60 - 0.90       12.11 - 12.47
Goldman Sachs Strategic Growth      2010  2,894,423 1.043 - 1.250  3,550,382     0.46        0.40 - 0.90        9.74 - 10.37
  Investment Option                 2009  2,733,482 0.945 - 1.136  3,060,967     0.50        0.40 - 0.90       46.47 - 47.20
                                    2008  2,491,475 0.764 - 0.774  1,905,895     0.13        0.65 - 0.90    (42.30) - (42.11)
                                    2007  2,392,384 1.324 - 1.337  3,168,916     0.19        0.65 - 0.90         9.14 - 9.41
                                    2006  2,420,432 1.213 - 1.222  2,936,985     0.11        0.65 - 0.90        7.63 - 12.21
Janus Aspen Enterprise              2010  8,840,778 0.676 - 1.112  6,048,557      --         0.40 - 0.90       24.32 - 25.08
  Investment Option                 2009  9,862,812 0.543 - 0.889  5,411,825      --         0.40 - 0.90       43.12 - 43.85
                                    2008 12,050,791 0.379 - 0.618  4,611,617     0.06        0.40 - 0.90      (44.43) - 6.00
                                    2007 13,026,262 0.682 - 0.707  8,955,082     0.07        0.60 - 0.90       20.71 - 21.06
                                    2006 12,972,915 0.565 - 0.584  7,386,360      --         0.60 - 0.90       12.13 - 12.60
Janus Aspen Global Technology       2010  4,081,798 0.534 - 1.279  2,207,846      --         0.40 - 0.90       23.33 - 23.81
  Investment Option                 2009  4,718,968 0.433 - 1.033  2,067,066      --         0.40 - 0.90       55.71 - 56.28
                                    2008  4,400,037 0.278 - 0.661  1,234,658     0.09        0.60 - 0.90    (44.55) - (44.19)
                                    2007  4,512,674 0.501 - 0.516  2,277,173     0.36        0.60 - 0.90       20.53 - 20.90
                                    2006  4,286,107 0.415 - 0.427  1,791,640      --         0.60 - 0.90         6.89 - 7.29
LMPVET ClearBridge Variable         2010 10,934,005 1.041 - 1.147 11,804,714     0.14        0.40 - 0.90       23.93 - 24.54
  Aggressive Growth Investment      2009 12,000,374 0.840 - 0.921 10,432,460      --         0.40 - 0.90       33.33 - 34.06
  Option                            2008 12,419,601 0.630 - 0.687  8,088,657      --         0.40 - 0.90     (40.91) - 13.18
                                    2007 12,642,597 1.066 - 1.132 13,936,480      --         0.65 - 0.90         0.57 - 0.80
                                    2006 13,733,486 1.060 - 1.123 15,059,368      --         0.65 - 0.90         7.83 - 8.08
LMPVET ClearBridge Variable         2010  1,061,006 1.019 - 1.104  1,141,170     0.81        0.40 - 0.90       11.69 - 12.22
  Capital Investment Option         2009  1,132,543 0.908 - 0.986  1,102,455     0.61        0.40 - 0.90       38.86 - 39.69
                                    2008  1,094,214 0.700 - 0.708   768,339      0.05        0.65 - 0.90    (42.64) - (42.49)
                                    2007  1,122,557 1.220 - 1.231  1,373,842     0.43        0.65 - 0.90         0.91 - 1.15
                                    2006   949,492  1.209 - 1.217  1,150,248     0.71        0.65 - 0.90       12.66 - 12.89
LMPVET ClearBridge Variable         2010  1,594,772 0.964 - 1.070  1,664,371     4.65        0.40 - 0.90       11.09 - 11.70
  Equity Income Builder Investment  2009  1,076,664 0.863 - 0.961  1,009,056     3.21        0.40 - 0.90       21.57 - 22.07
  Option                            2008  1,013,153 0.779 - 0.789   794,575      1.04        0.65 - 0.90    (35.57) - (35.33)
                                    2007   952,765  1.209 - 1.220  1,157,691     1.29        0.65 - 0.90         4.40 - 4.63
                                    2006   712,943  1.158 - 1.166   828,504      1.69        0.65 - 0.90         9.56 - 9.79
LMPVET ClearBridge Variable         2010 15,087,027 1.080 - 2.836 28,985,088     1.71        0.40 - 1.30       15.10 - 16.13
  Fundamental All Cap Value         2009 16,151,654 0.931 - 2.447 26,949,894     1.35        0.40 - 1.30       27.72 - 28.77
  Investment Option                 2008 17,517,350 0.723 - 1.903 23,156,999     1.69        0.40 - 1.30      (37.42) - 5.24
                                    2007 18,812,757 1.468 - 3.019 39,852,972     1.19        0.60 - 1.30       (0.04) - 0.67
                                    2006 20,362,441 1.462 - 2.999 43,594,145     1.61        0.60 - 1.30       15.31 - 16.11

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------- ------------------------------------------------
                                                    UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                     LOWEST TO       NET       INCOME        LOWEST TO        LOWEST TO
                                           UNITS    HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ---------- ------------- ---------------- -----------------
LMPVET ClearBridge Variable Large   2010 10,572,298 0.883 - 1.155  9,462,037     0.12        0.40 - 0.90         8.74 - 9.38
  Cap Growth Investment Option      2009 11,372,908 0.812 - 1.056  9,340,618     0.27        0.40 - 0.90       41.21 - 41.74
                                    2008 12,611,777 0.575 - 0.745  7,305,472     0.28        0.40 - 0.90      (37.84) - 3.33
                                    2007 13,307,039 0.925 - 0.948 12,396,324     0.04        0.60 - 0.90         4.28 - 4.65
                                    2006 14,331,581 0.887 - 0.906 12,793,971     0.15        0.60 - 0.90         3.71 - 4.03
LMPVET ClearBridge Variable Large   2010  6,897,359 1.011 - 2.043 10,017,834     2.93        0.40 - 1.30         8.06 - 9.04
  Cap Value Investment Option       2009  7,987,973 0.929 - 1.878 11,014,021     1.89        0.40 - 1.30       22.89 - 24.03
  (Commenced 4/30/2007)             2008  9,188,310 0.749 - 1.517 10,430,335     1.28        0.40 - 1.30     (36.46) - 11.46
                                    2007 10,406,776 1.338 - 2.371 18,600,654     1.20        0.60 - 1.30      (2.49) - (2.02)
LMPVET Global Currents Variable     2010  1,622,588 0.925 - 1.236  1,811,226     1.57        0.65 - 1.30         2.37 - 3.06
  International All Cap Opportunity 2009  1,843,615 0.899 - 1.205  2,030,390     1.15        0.65 - 1.30       26.88 - 27.79
  Investment Option                 2008  2,129,702 0.705 - 0.948  1,853,739     1.86        0.65 - 1.30    (44.11) - (43.80)
                                    2007  2,621,142 1.257 - 1.695  4,154,593     0.94        0.65 - 1.30         4.92 - 5.64
                                    2006  2,751,608 1.192 - 1.612  4,179,270     2.22        0.65 - 1.30       24.29 - 25.10
LMPVET Variable Lifestyle           2010   196,068  1.533 - 1.563   303,612      2.89        1.15 - 1.30       12.89 - 13.02
  Allocation 50% Investment         2009   239,622  1.358 - 1.383   326,329      4.91        1.15 - 1.30       30.58 - 30.84
  Option                            2008   343,038  1.040 - 1.057   356,726      4.75        1.15 - 1.30    (28.28) - (28.19)
                                    2007   337,201  1.450 - 1.472   495,245      3.46        1.15 - 1.30         1.90 - 2.08
                                    2006   367,316  1.423 - 1.442   525,764      2.70        1.15 - 1.30         6.83 - 6.97
LMPVET Variable Lifestyle           2010   131,355  1.363 - 1.391   180,940      1.87        1.15 - 1.30       13.49 - 13.64
  Allocation 70% Investment         2009   177,803  1.201 - 1.224   213,864      3.38        1.15 - 1.30       31.26 - 31.47
  Option                            2008   226,247  0.915 - 0.931   207,125      2.37        1.15 - 1.30    (33.70) - (33.55)
                                    2007   266,016  1.380 - 1.401   370,144      2.22        1.15 - 1.30         2.53 - 2.64
                                    2006   369,387  1.346 - 1.365   502,894      1.83        1.15 - 1.30         7.42 - 7.57
LMPVET Variable Lifestyle           2010   247,806  0.972 - 0.988   242,988      1.63        1.15 - 1.30       14.22 - 14.48
  Allocation 85% Investment         2009   261,013  0.851 - 0.863   222,698      2.35        1.15 - 1.30       30.72 - 30.96
  Option                            2008   278,565  0.651 - 0.659   181,279      1.70        1.15 - 1.30            (38.18)
                                    2007   302,032  1.053 - 1.066   320,850      1.44        1.15 - 1.30         1.94 - 2.21
                                    2006   379,011  1.033 - 1.043   393,994      1.05        1.15 - 1.30         8.05 - 8.20
LMPVIT Western Asset Variable       2010  4,604,668 1.338 - 2.167  8,142,290     9.59        0.40 - 1.30       15.11 - 16.15
  High Income Investment Option     2009  5,269,953 1.153 - 1.869  8,138,739    12.20        0.40 - 1.30       57.88 - 59.25
                                    2008  5,362,155 0.724 - 1.176  5,359,847    10.96        0.40 - 1.30      (30.91) - 6.16
                                    2007  5,874,233 1.307 - 1.690  8,575,945     7.69        0.60 - 1.30      (0.99) - (0.29)
                                    2006  9,806,075 1.315 - 1.695 14,946,656    11.12        0.60 - 1.30        9.58 - 10.35
MIST BlackRock High Yield           2010     27,077 1.702 - 6.275   132,614      6.66        0.49 - 1.30       14.61 - 15.54
  Investment Option                 2009     28,673 1.485 - 5.431   120,367      5.87        0.49 - 1.30       45.30 - 46.47
  (Commenced 5/1/2006)              2008     34,110 1.022 - 3.708   100,539      7.65        0.49 - 1.30    (25.18) - (24.57)
                                    2007     40,916 1.366 - 4.916   165,768      1.24        0.49 - 1.30       (1.99) - 1.47
                                    2006     10,516 1.348 - 1.365     14,223      --         1.15 - 1.30         5.64 - 5.73
MIST Clarion Global Real Estate     2010  3,516,745 1.033 - 1.434  4,907,013     7.89        0.40 - 0.90       15.20 - 15.94
  Investment Option                 2009  2,861,567 0.891 - 1.241  3,489,205     3.61        0.40 - 0.90       33.92 - 34.59
  (Commenced 5/1/2006)              2008  2,890,435 0.914 - 0.924  2,648,817     2.13        0.65 - 0.90    (42.08) - (41.96)
                                    2007  3,122,259 1.578 - 1.592  4,936,713     1.06        0.65 - 0.90    (15.52) - (15.36)
                                    2006  2,411,935 1.868 - 1.881  4,514,056      --         0.65 - 0.90       22.25 - 22.46

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OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------- ------------------------------------------------
                                                   UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                    LOWEST TO       NET       INCOME        LOWEST TO        LOWEST TO
                                          UNITS    HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ---------- ------------- ---------- ------------- ---------------- -----------------
MIST Harris Oakmark International  2010     10,253 1.301 - 1.325     13,590     2.08        1.15 - 1.30       15.23 - 15.32
  Investment Option                2009     11,000        1.129      12,425     8.14              1.30               53.40
  (Commenced 5/1/2006)             2008     11,666 0.736 - 0.747      8,588     2.01        1.15 - 1.30    (41.49) - (41.46)
                                   2007     12,117 1.258 - 1.276     15,457     0.89        1.14 - 1.29      (2.10) - (1.92)
                                   2006     18,938 1.285 - 1.301     24,483      --         1.11 - 1.26       10.54 - 19.09
MIST Invesco Small Cap Growth      2010  1,503,164 1.193 - 1.503  2,209,867      --         0.40 - 1.30       24.89 - 26.05
  Investment Option                2009  1,689,549 0.948 - 1.196  1,985,828      --         0.40 - 1.30       32.38 - 33.52
  (Commenced 5/1/2006)             2008  1,194,909 0.874 - 0.896  1,060,162      --         0.60 - 1.30    (39.39) - (38.99)
                                   2007  1,306,522 1.442 - 1.469  1,905,264      --         0.60 - 1.30        9.99 - 10.78
                                   2006   562,860  1.311 - 1.326   743,262       --         0.60 - 1.30       (0.53) - 7.84
MIST Janus Forty Investment Option 2010 13,291,990 0.855 - 5.834 29,753,456     1.75        0.40 - 1.30         8.30 - 9.20
  (Commenced 5/1/2006)             2009 13,816,471 0.786 - 5.351 29,808,328      --         0.40 - 1.30       41.32 - 42.83
                                   2008 15,030,084 0.554 - 3.759 23,086,824     6.01        0.40 - 1.30      (42.61) - 0.87
                                   2007 15,068,345 0.961 - 6.503 42,126,789     0.17        0.60 - 1.30       28.79 - 29.67
                                   2006 15,268,499 0.743 - 5.015 34,761,141      --         0.60 - 1.30         2.69 - 3.21
MIST Lazard Mid Cap Investment     2010      2,063 2.420 - 2.465      5,091     1.11        1.15 - 1.30       21.67 - 21.85
  Option (Commenced 4/28/2008)     2009      2,926 1.989 - 2.023      5,822     1.33        1.15 - 1.30       35.31 - 35.59
                                   2008      3,114 1.470 - 1.492      4,577      --         1.15 - 1.30    (36.63) - (36.57)
MIST Loomis Sayles Global Markets  2010  1,713,769 1.159 - 4.285  6,850,742     3.39        0.45 - 0.90       21.29 - 21.74
  Investment Option                2009  1,781,476 3.373 - 3.522  6,097,735     2.45        0.60 - 0.90       39.73 - 40.15
  (Commenced 4/30/2007)            2008  2,101,763 2.414 - 2.513  5,148,663     5.01        0.60 - 0.90    (39.63) - (39.46)
                                   2007  2,278,579 3.999 - 4.151  9,238,496      --         0.60 - 0.90       19.98 - 20.21
MIST Lord Abbett Bond Debenture    2010  3,331,243 1.275 - 1.730  5,600,072     6.19        0.40 - 0.90       12.19 - 12.73
  Investment Option                2009  3,406,092 1.131 - 1.538  5,126,735     7.86        0.40 - 0.90       35.90 - 36.59
  (Commenced 5/1/2006)             2008  3,730,868 1.112 - 1.129  4,173,622     4.25        0.65 - 0.90    (19.13) - (18.95)
                                   2007  3,438,563 1.375 - 1.393  4,751,581     5.41        0.65 - 0.90         5.90 - 6.17
                                   2006  3,445,359 1.297 - 1.312  4,490,538      --         0.65 - 0.90         5.25 - 5.47
MIST Lord Abbett Growth and Income 2010  2,378,561 1.062 - 1.545  3,439,821     1.04        0.40 - 1.30       15.51 - 16.58
  Investment Option                2009  2,376,377 0.911 - 1.329  2,973,253     2.15        0.40 - 1.30       16.89 - 17.85
  (Commenced 5/1/2006)             2008  2,280,190 0.773 - 1.130  2,538,305     1.49        0.40 - 1.30      (37.13) - 2.93
                                   2007  2,013,449 1.535 - 1.786  3,569,166     0.85        0.65 - 1.05         2.61 - 3.00
                                   2006  1,846,743 1.496 - 1.734  3,180,082      --         0.65 - 1.05         7.94 - 8.24
MIST MFS Emerging Markets Equity   2010  5,354,229 1.059 - 2.812 11,286,548     1.18        0.40 - 0.90       22.55 - 23.41
  Investment Option                2009  5,253,950 0.860 - 2.283  9,306,452     1.90        0.40 - 0.90       67.38 - 68.55
  (Commenced 4/30/2007)            2008  4,553,483 0.512 - 1.358  4,904,851     0.74        0.40 - 0.90      (74.88) - 3.64
                                   2007  1,196,951 2.962 - 3.063  3,635,059      --         0.65 - 0.90       25.77 - 26.00
MIST MFS Research International    2010  5,130,797 0.955 - 1.835  7,148,701     1.69        0.40 - 0.90       10.41 - 10.92
  Investment Option                2009  4,764,271 0.861 - 1.657  6,026,683     3.12        0.40 - 0.90       30.40 - 31.05
  (Commenced 4/30/2007)            2008  4,072,303 0.657 - 1.267  3,940,716     1.98        0.40 - 0.90      (42.88) - 1.39
                                   2007  4,493,703 1.668 - 2.211  7,614,922      --         0.60 - 0.90       (0.27) - 5.16
MIST Morgan Stanley Mid Cap Growth 2010   195,390  1.086 - 1.107   214,042      0.01        0.65 - 0.85       31.00 - 31.16
  Investment Option                2009   181,637  0.820 - 0.844   151,539       --         0.65 - 0.90       55.83 - 56.30
  (Commenced 4/28/2008)            2008   184,086  0.526 - 0.540     98,452      --         0.65 - 0.90    (48.33) - (48.18)

61

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OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                          ----------------------------------- ------------------------------------------------
                                                     UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                      LOWEST TO       NET       INCOME        LOWEST TO        LOWEST TO
                                            UNITS    HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          ---------- ------------- ---------- ------------- ---------------- -----------------
MIST Oppenheimer Capital             2010  9,096,443 0.733 - 2.717 17,150,243     0.66        0.45 - 0.90         8.67 - 9.20
  Appreciation Investment Option     2009  9,417,040 0.674 - 2.492 17,390,014      --         0.60 - 0.90       42.76 - 43.14
  (Commenced 4/28/2008)              2008 10,026,086 0.472 - 1.741 13,232,171      --         0.60 - 0.90    (43.72) - (43.54)
MIST PIMCO Inflation Protected Bond  2010  4,010,553 1.113 - 1.293  5,088,104     2.45        0.40 - 1.30         6.60 - 7.54
  Investment Option                  2009  4,140,461 1.036 - 1.205  4,924,885     3.68        0.40 - 1.30       16.83 - 18.00
  (Commenced 4/30/2007)              2008  2,980,384 0.878 - 1.024  3,023,641     3.44        0.40 - 1.30       (8.10) - 0.00
                                     2007  1,904,743 1.083 - 1.103  2,086,823      --         0.60 - 1.30         6.89 - 6.99
MIST PIMCO Total Return Investment   2010 21,352,541 1.277 - 1.849 37,881,504     3.58        0.40 - 0.90         7.16 - 7.67
  Option (Commenced 5/4/2009)        2009 21,404,620 1.186 - 1.720 35,638,876      --         0.40 - 0.90       12.28 - 12.63
MIST Pioneer Fund Investment         2010  1,295,365 1.087 - 2.125  2,005,149     0.92        0.40 - 1.30       14.78 - 15.76
  Option (Commenced 5/1/2006)        2009  1,580,312 0.940 - 1.840  2,100,626     1.10        0.40 - 1.30       22.79 - 26.34
                                     2008   726,423  1.105 - 1.494   973,576      1.08        0.60 - 0.90    (33.44) - (33.24)
                                     2007   762,123  1.659 - 2.238  1,533,973     0.92        0.60 - 0.90         4.05 - 4.38
                                     2006   909,145  1.594 - 2.144  1,758,173      --         0.60 - 0.90         8.03 - 8.23
MIST Pioneer Strategic Income        2010  6,709,262 1.294 - 2.275 13,836,749     5.09        0.40 - 1.30       10.75 - 11.73
  Investment Option                  2009  7,104,529 1.159 - 2.052 13,106,309     5.51        0.40 - 1.30       31.38 - 32.46
  (Commenced 5/1/2006)               2008  7,643,051 0.875 - 1.560 10,943,207     6.78        0.40 - 1.30      (11.92) - 1.16
                                     2007  8,249,082 1.494 - 1.767 13,421,803     0.67        0.60 - 1.30         5.21 - 6.00
                                     2006  7,784,740 1.420 - 1.677 12,003,090     4.97        0.60 - 1.30         3.78 - 4.28
MIST Third Avenue Small Cap Value    2010  5,859,031 1.094 - 1.842 10,041,545     1.19        0.40 - 0.90       18.80 - 19.43
  Investment Option                  2009  6,053,255 0.916 - 1.546  8,957,609     1.17        0.40 - 0.90       25.39 - 26.00
  (Commenced 11/13/2006)             2008  5,776,220 0.727 - 1.231  7,023,154     0.73        0.40 - 0.90      (30.49) - 0.28
                                     2007  5,395,393 1.745 - 1.765  9,446,006     0.41        0.65 - 0.90      (9.59) - (3.66)
                                     2006  1,708,811 1.815 - 1.832  3,108,833      --         0.65 - 0.90         2.20 - 2.25
MIST Van Kampen Comstock             2010  2,651,603 1.118 - 1.575  3,963,360     1.55        0.40 - 0.90       13.85 - 14.43
  Investment Option                  2009  2,845,457 0.977 - 1.380  3,754,380      --         0.40 - 0.90       30.61 - 30.97
  (Commenced 5/4/2009)
MSF Barclays Capital Aggregate Bond  2010    10,374         2.581      26,776     3.63              0.60                5.43
  Index Investment Option            2009      9,952        2.448      24,368     6.21              0.60                4.53
  (Commenced 11/12/2007)             2008     10,065        2.342      23,574     3.06              0.60                5.35
                                     2007      3,360        2.223       7,470      --               0.60                1.41
MSF BlackRock Aggressive Growth      2010  3,842,197 0.710 - 1.174  2,896,725      --         0.40 - 1.30       13.67 - 14.69
  Investment Option                  2009  4,865,468 0.621 - 1.031  3,190,160     0.07        0.40 - 1.30       47.34 - 48.74
  (Commenced 5/1/2006)               2008  5,474,604 0.420 - 0.699  2,425,135      --         0.40 - 1.30      (46.46) - 6.25
                                     2007  5,172,816 0.781 - 1.303  4,397,219      --         0.65 - 1.30       18.86 - 19.67
                                     2006  5,099,551 0.654 - 1.095  3,690,782      --         0.65 - 1.30       (2.15) - 7.37
MSF BlackRock Bond Income            2010   450,860  1.567 - 1.688   757,649      3.94        1.15 - 1.30         6.89 - 7.11
  Investment Option                  2009   520,260  1.445 - 1.576   802,994      6.75        1.15 - 1.30         6.90 - 8.22
  (Commenced 5/1/2006)               2008   699,900  1.356 - 1.457   998,372      5.34        1.15 - 1.30      (4.86) - (4.50)
                                     2007   709,624  1.423 - 1.529  1,080,792     3.30        1.15 - 1.30         4.74 - 5.02
                                     2006   885,748  1.356 - 1.457  1,275,162      --         1.15 - 1.30         3.99 - 4.25
MSF BlackRock Diversified Investment 2010  7,175,927 1.052 - 2.083 10,956,171     1.92        0.40 - 0.90         8.63 - 9.24
  Option (Commenced 4/30/2007)       2009  7,684,049 0.964 - 1.911 10,964,649     2.40        0.40 - 0.90       16.21 - 16.85
                                     2008  2,640,975 0.876 - 1.639  3,864,773     2.84        0.60 - 0.90    (25.47) - (25.23)
                                     2007  2,794,841 1.174 - 2.192  5,500,131      --         0.60 - 0.90         0.81 - 1.02

62

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OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                          ----------------------------------- ------------------------------------------------
                                                     UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                      LOWEST TO       NET       INCOME        LOWEST TO        LOWEST TO
                                            UNITS    HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          ---------- ------------- ---------- ------------- ---------------- -----------------
MSF BlackRock Legacy Large Cap       2010 24,227,249 0.663 - 1.930 29,548,015     0.23        0.40 - 1.30       18.23 - 19.38
  Growth Investment Option           2009 26,600,272 0.558 - 1.621 27,692,590      --         0.40 - 1.30       29.59 - 30.46
  (Commenced 5/4/2009)
MSF BlackRock Money Market           2010 27,241,884 1.004 - 2.106 38,879,336     0.01        0.40 - 1.30      (1.30) - (0.40)
  Investment Option                  2009 28,685,314 1.010 - 2.119 41,575,125     0.45        0.40 - 1.30       (0.88) - 0.10
  (Commenced 5/1/2006)               2008 34,463,946 1.009 - 2.123 52,099,771     2.81        0.40 - 1.30         0.30 - 2.26
                                     2007 32,568,456 1.176 - 2.076 48,175,190     4.95        0.60 - 1.30         3.72 - 4.46
                                     2006 33,752,485 1.129 - 1.988 45,905,555     3.28        0.60 - 1.30         2.42 - 2.95
MSF Davis Venture Value Investment   2010  1,322,146 1.037 - 1.362  1,738,768     0.99        0.40 - 0.90       10.96 - 11.51
  Option (Commenced 4/28/2008)       2009   882,896  0.930 - 1.224  1,052,110     1.42        0.40 - 0.90       30.87 - 31.54
                                     2008   623,157  0.920 - 0.934   574,931       --         0.65 - 0.90    (40.76) - (40.55)
MSF FI Value Leaders Investment      2010  8,908,499 1.014 - 1.198  9,770,867     1.51        0.40 - 1.30       12.97 - 13.93
  Option (Commenced 5/1/2006)        2009  9,182,598 0.890 - 1.059  8,872,083     2.69        0.40 - 1.30       20.21 - 21.25
                                     2008  9,358,314 0.734 - 0.880  7,532,400     1.83        0.40 - 1.30     (39.82) - (1.48)
                                     2007  9,195,664 1.317 - 1.460 12,243,136     0.83        0.65 - 1.30         2.71 - 3.44
                                     2006  9,443,540 1.277 - 1.419 12,178,489      --         0.65 - 1.30         2.79 - 3.24
MSF Jennison Growth Investment       2010  1,858,581 0.921 - 1.090  1,736,135     0.63        0.40 - 0.90       10.56 - 11.22
  Option (Commenced 4/28/2008)       2009  1,652,116 0.833 - 0.980  1,390,576     0.19        0.40 - 0.90       38.76 - 39.40
                                     2008  1,835,164 0.600 - 0.703  1,107,979      --         0.40 - 0.90      (36.11) - 1.88
MSF MetLife Aggressive Allocation    2010  1,517,984 1.047 - 1.164  1,741,974     0.94        0.40 - 1.15       14.40 - 15.18
  Investment Option                  2009  1,343,411 0.909 - 1.012  1,344,400     2.03        0.40 - 1.30       29.67 - 30.98
  (Commenced 5/1/2006)               2008  1,301,386 0.755 - 0.774   998,053      0.51        0.60 - 1.30    (41.20) - (40.81)
                                     2007  1,115,661 1.284 - 1.308  1,448,200     0.06        0.60 - 1.30         1.99 - 2.67
                                     2006   861,837  1.262 - 1.274  1,092,738      --         0.60 - 1.15        0.16 - 10.06
MSF MetLife Conservative Allocation  2010  2,958,635 1.159 - 1.279  3,727,339     3.22        0.40 - 1.30         8.63 - 9.65
  Investment Option                  2009  2,734,512 1.057 - 1.170  3,158,728     2.60        0.40 - 1.30       18.97 - 19.98
  (Commenced 5/1/2006)               2008   623,158  0.954 - 0.977   604,346      0.74        0.65 - 1.30    (15.50) - (14.90)
                                     2007   241,242  1.141 - 1.148   275,749       --         0.65 - 0.90         4.67 - 4.84
                                     2006     88,560 1.083 - 1.095     96,712      --         0.65 - 1.30         4.34 - 5.23
MSF MetLife Conservative to Moderate 2010  1,026,859 1.141 - 1.264  1,271,626     4.01        0.40 - 1.30       10.06 - 11.10
  Allocation Investment Option       2009   968,238  1.027 - 1.140  1,089,148     3.12        0.40 - 1.30       22.01 - 23.14
  (Commenced 5/1/2006)               2008   724,526  0.904 - 0.927   665,132      0.97        0.60 - 1.30    (22.60) - (22.10)
                                     2007   829,977  1.168 - 1.190   981,191       --         0.60 - 1.30         3.45 - 4.20
                                     2006   850,969  1.129 - 1.142   967,025       --         0.60 - 1.30         5.11 - 6.61
MSF MetLife Moderate Allocation      2010  4,926,721 1.070 - 1.105  5,386,326     2.53        0.60 - 1.30       11.81 - 12.53
  Investment Option                  2009  4,965,318 0.957 - 0.982  4,835,319     2.89        0.60 - 1.30       24.77 - 25.77
  (Commenced 5/1/2006)               2008  3,988,306 0.767 - 0.781  3,092,260     0.72        0.60 - 1.30    (29.50) - (29.06)
                                     2007  2,771,319 1.088 - 1.101  3,036,286      --         0.60 - 1.30       (2.50) - 3.68
                                     2006   627,215  1.057 - 1.062   664,768       --         0.60 - 1.30         2.72 - 9.95
MSF MetLife Moderate to Aggressive   2010  4,708,765 1.080 - 1.186  5,466,659     2.13        0.40 - 1.30       13.21 - 14.16
  Allocation Investment Option       2009  4,619,976 0.947 - 1.041  4,749,962     2.51        0.40 - 1.30       27.47 - 28.67
  (Commenced 5/1/2006)               2008  5,462,245 0.790 - 0.811  4,393,417     0.61        0.60 - 1.30    (35.98) - (35.48)
                                     2007  4,931,914 1.234 - 1.257  6,162,931     0.03        0.60 - 1.30         2.49 - 3.20
                                     2006  3,792,783 1.204 - 1.218  4,602,754      --         0.60 - 1.30         5.99 - 6.47

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------- ------------------------------------------------
                                                   UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                    LOWEST TO       NET       INCOME        LOWEST TO        LOWEST TO
                                          UNITS    HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ---------- ------------- ---------- ------------- ---------------- -----------------
MSF MetLife Stock Index Investment 2010 30,625,640 0.937 - 3.214 47,806,973     1.77        0.40 - 0.90       13.81 - 14.32
  Option (Commenced 4/30/2007)     2009 32,277,211 0.823 - 2.815 45,241,650     1.33        0.40 - 0.90       25.07 - 25.82
                                   2008  9,406,150 0.657 - 2.243 15,463,621     2.02        0.58 - 0.90    (37.67) - (37.47)
                                   2007 10,661,584 1.054 - 3.587 28,108,273      --         0.58 - 0.90      (1.17) - (0.94)
MSF MFS Total Return Investment    2010 15,792,137 1.085 - 2.755 29,379,378     2.90        0.40 - 1.30         8.38 - 9.38
  Option (Commenced 5/1/2006)      2009 17,201,009 0.993 - 2.523 29,851,245     4.17        0.40 - 1.30       16.80 - 17.93
                                   2008 18,836,947 0.842 - 2.144 28,566,764     3.48        0.40 - 1.30      (23.32) - 4.21
                                   2007 20,612,618 1.571 - 2.777 41,220,043     1.97        0.60 - 1.30         2.82 - 3.58
                                   2006 21,327,924 1.521 - 2.681 41,328,787      --         0.60 - 1.30         7.07 - 7.61
MSF MFS Value Investment Option    2010  5,346,044 1.028 - 1.245  6,508,727     1.49        0.40 - 1.30       10.03 - 11.02
  (Commenced 5/1/2006)             2009  5,509,094 0.926 - 1.124  6,094,000      --         0.40 - 1.30       19.19 - 20.26
                                   2008  5,715,872 0.770 - 0.936  5,297,903     1.65        0.40 - 1.30      (33.38) - 3.08
                                   2007  4,599,043 1.369 - 1.395  6,369,545      --         0.60 - 1.30         6.21 - 6.98
                                   2006  3,597,118 1.289 - 1.304  4,667,657     2.12        0.60 - 1.30        9.24 - 11.27
MSF Morgan Stanley EAFE Index      2010   221,248  0.793 - 0.920   176,530      3.19        0.45 - 0.90         7.31 - 7.65
  Investment Option                2009   179,688  0.739 - 0.745   133,572      4.46        0.60 - 0.90       27.41 - 27.79
  (Commenced 4/30/2007)            2008   168,553  0.580 - 0.583     98,108     2.48        0.60 - 0.90    (42.57) - (42.39)
                                   2007   120,496  1.010 - 1.024   121,926       --         0.60 - 0.90       (2.10) - 1.36
MSF Oppenheimer Global Equity      2010  8,104,408 0.709 - 3.621 21,952,990     1.52        0.40 - 0.90       14.91 - 15.65
  Investment Option                2009  8,788,277 0.617 - 3.134 20,880,111     2.58        0.40 - 0.90       38.34 - 39.47
  (Commenced 11/13//2006)          2008 10,334,397 0.446 - 2.247 17,113,756     1.83        0.40 - 0.90      (41.39) - 5.24
                                   2007  6,938,055 1.731 - 3.791 24,555,566     1.14        0.60 - 0.90         5.55 - 5.86
                                   2006  7,803,576 1.639 - 3.581 26,135,497      --         0.59 - 0.89         3.54 - 3.62
MSF Russell 2000 Index Investment  2010  9,799,279 1.193 - 1.828 16,224,394     1.11        0.40 - 0.90       25.78 - 26.38
  Option (Commenced 4/30/2007)     2009 10,598,344 0.945 - 1.449 13,976,943     2.07        0.40 - 0.90       24.80 - 25.50
                                   2008 10,673,842 0.753 - 1.157 11,385,095     1.29        0.40 - 0.90      (34.03) - 6.66
                                   2007 11,213,441 1.485 - 1.750 18,128,329      --         0.60 - 0.90      (7.48) - (7.26)
MSF T. Rowe Price Large Cap Growth 2010  1,983,053 0.982 - 1.087  1,983,396     0.07        0.40 - 0.90       15.68 - 16.26
  Investment Option                2009  2,323,040 0.848 - 0.935  1,989,747     0.33        0.40 - 0.90       41.81 - 42.53
  (Commenced 5/1/2006)             2008  2,166,673 0.598 - 0.656  1,303,940     0.30        0.40 - 0.90      (42.57) - 2.82
                                   2007  2,044,271 1.040 - 1.057  2,139,053     0.20        0.65 - 0.90         8.19 - 8.44
                                   2006  2,604,653 0.961 - 0.977  2,513,555      --         0.65 - 0.90         7.60 - 7.88
MSF T. Rowe Price Small Cap Growth 2010  6,202,262 1.223 - 1.270  7,636,215      --         0.40 - 0.90       33.51 - 34.11
  Investment Option                2009  6,323,143 0.916 - 0.947  5,830,340     0.06        0.40 - 0.90       37.33 - 38.05
  (Commenced 4/28/2008)            2008  6,606,983 0.667 - 0.686  4,430,660      --         0.40 - 0.90      (33.97) - 6.03
MSF Western Asset Management U.S.  2010  7,980,784 1.093 - 2.328 15,575,469     2.68        0.20 - 0.75         5.01 - 5.78
  Government Investment Option     2009  8,960,191 1.035 - 2.210 16,552,857     4.57        0.20 - 0.75         3.52 - 4.22
  (Commenced 5/1/2006)             2008  9,464,230 0.995 - 2.128 16,980,106     4.38        0.20 - 0.75       (1.11) - 0.00
                                   2007 11,014,388 1.489 - 2.145 19,890,983     2.74        0.45 - 0.75         3.61 - 3.87
                                   2006 11,764,040 1.437 - 2.065 20,873,265      --         0.45 - 0.75         3.96 - 4.19
Pioneer VCT Mid Cap Value          2010  3,290,262 1.088 - 1.648  5,019,562     0.90        0.40 - 0.90       16.88 - 17.37
  Investment Option                2009  3,504,668 0.927 - 1.407  4,698,722     1.28        0.40 - 0.90       24.10 - 24.76
                                   2008  3,734,210 0.743 - 1.131  4,172,064     0.86        0.40 - 0.90      (34.36) - 5.09
                                   2007  3,880,806 1.694 - 1.718  6,612,367     0.58        0.65 - 0.90         4.44 - 4.63
                                   2006  4,142,753 1.622 - 1.642  6,751,480      --         0.65 - 0.90       11.25 - 11.55

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                  AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                           ---------------------------------- ------------------------------------------------
                                                     UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2) TOTAL RETURN(3)
                                                      LOWEST TO      NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS    HIGHEST ($)   ASSETS ($) RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                           --------- ------------- ---------- ------------- ---------------- -----------------
The Merger Fund VL Investment Option  2010 2,412,656 1.181 - 1.544 3,641,858       --         0.40 - 0.90         4.33 - 4.88
                                      2009 2,659,239 1.126 - 1.476 3,867,455      3.23        0.40 - 0.90       10.81 - 11.26
                                      2008 2,740,759 1.313 - 1.328 3,605,488       --         0.65 - 0.90         2.82 - 3.11
                                      2007 2,838,052 1.277 - 1.288 3,627,833       --         0.65 - 0.90         1.19 - 1.42
                                      2006 2,682,181 1.262 - 1.270 3,392,200       --         0.65 - 0.90       15.55 - 15.77
Vanguard VIF Mid-Cap Index            2010 2,537,341 1.147 - 1.426 3,534,978      0.93        0.40 - 1.30       23.76 - 24.81
  Investment Option                   2009 2,526,997 0.920 - 1.145 2,853,968      1.77        0.40 - 1.30       38.55 - 39.82
                                      2008 2,495,822 0.658 - 0.820 2,026,976      1.62        0.40 - 1.30      (42.60) - 5.45
                                      2007 2,367,741 1.392 - 1.418 3,335,403      1.21        0.60 - 1.30         4.82 - 5.51
                                      2006 1,759,917 1.328 - 1.344 2,355,855      1.01        0.60 - 1.30       12.26 - 13.05
Vanguard VIF Total Stock Market Index 2010 3,828,856 1.074 - 1.240 4,638,640      1.77        0.40 - 1.30       15.62 - 16.61
  Investment Option                   2009 3,476,727 1.031 - 1.066 3,653,456      1.91        0.60 - 1.30       26.66 - 27.51
                                      2008 3,471,151 0.814 - 0.836 2,870,946      1.47        0.60 - 1.30    (38.15) - (37.66)
                                      2007 3,097,735 1.316 - 1.341 4,121,841      0.99        0.60 - 1.30         3.87 - 4.52
                                      2006 2,575,182 1.267 - 1.283 3,285,632      0.45        0.60 - 1.30       14.04 - 14.86

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized policy expenses of the applicable Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Option.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                       AMERICAN FUNDS                                  AMERICAN FUNDS
                                        GLOBAL GROWTH      AMERICAN FUNDS GROWTH        GROWTH-INCOME
                                      INVESTMENT OPTION       INVESTMENT OPTION       INVESTMENT OPTION
                                  ----------------------- ----------------------- -----------------------
                                     2010        2009        2010        2009        2010        2009
                                  ----------- ----------- ----------- ----------- ----------- -----------
Units beginning of year           12,325,319  12,149,279  40,381,232  42,447,559  18,712,342  20,999,398
Units issued and transferred
  from other funding options       2,298,082   3,123,357   3,778,510   6,057,496   2,916,649   3,981,487
Units redeemed and transferred to
  other funding options           (2,254,063) (2,947,317) (5,876,246) (8,123,823) (3,711,687) (6,268,543)
                                  ----------- ----------- ----------- ----------- ----------- -----------
Units end of year                 12,369,338  12,325,319  38,283,496  40,381,232  17,917,304  18,712,342
                                  =========== =========== =========== =========== =========== ===========

                                                          FTVIPT FRANKLIN SMALL-MID FTVIPT TEMPLETON FOREIGN
                                     FIDELITY VIP MID CAP    CAP GROWTH SECURITIES          SECURITIES
                                      INVESTMENT OPTION        INVESTMENT OPTION        INVESTMENT OPTION
                                  ----------------------- ------------------------- ------------------------
                                     2010        2009        2010        2009          2010        2009
                                  ----------- ----------- ----------- ------------- ----------- ------------
Units beginning of year            4,352,453   3,949,702    6,356,861  6,714,279    10,812,819  11,428,920
Units issued and transferred
  from other funding options       1,181,136   1,567,118      363,622     783,320    1,563,527   1,991,276
Units redeemed and transferred to
  other funding options           (1,014,568) (1,164,367) (1,030,699) (1,140,738)   (1,849,702) (2,607,377)
                                  ----------- ----------- ----------- ------------- ----------- ------------
Units end of year                  4,519,021   4,352,453    5,689,784  6,356,861    10,526,644  10,812,819
                                  =========== =========== =========== ============= =========== ============

                                                                LMPVET CLEARBRIDGE VARIABLE LMPVET CLEARBRIDGE
                                  JANUS ASPEN GLOBAL TECHNOLOGY      AGGRESSIVE GROWTH         VARIABLE CAPITAL
                                        INVESTMENT OPTION             INVESTMENT OPTION       INVESTMENT OPTION
                                  ----------------------------- --------------------------- -------------------
                                       2010       2009              2010        2009         2010      2009
                                  ------------ ---------------- ------------ -------------- --------- ---------
Units beginning of year              4,718,968  4,400,037        12,000,374  12,419,601     1,132,543 1,094,214
Units issued and transferred
  from other funding options         1,923,089  1,740,322          1,646,859  1,774,376       319,235   356,305
Units redeemed and transferred to
  other funding options            (2,560,259) (1,421,391)       (2,713,228) (2,193,603)    (390,772) (317,976)
                                  ------------ ---------------- ------------ -------------- --------- ---------
Units end of year                    4,081,798  4,718,968        10,934,005  12,000,374     1,061,006 1,132,543
                                  ============ ================ ============ ============== ========= =========

                                                               LMPVET GLOBAL CURRENTS
                                  LMPVET CLEARBRIDGE VARIABLE VARIABLE INTERNATIONAL ALL CAP LMPVET VARIABLE LIFESTYLE
                                         LARGE CAP VALUE              OPPORTUNITY                  ALLOCATION 50%
                                        INVESTMENT OPTION          INVESTMENT OPTION             INVESTMENT OPTION
                                  --------------------------- ------------------------------ -------------------------
                                       2010       2009            2010       2009               2010      2009
                                  ------------ -------------- ----------- ------------------ ----------- -------------
Units beginning of year              7,987,973  9,188,310       1,843,615  2,129,702            239,622   343,038
Units issued and transferred
  from other funding options         1,533,420  1,893,507       1,297,080  1,077,706            296,424   139,659
Units redeemed and transferred to
  other funding options            (2,624,034) (3,093,844)    (1,518,107) (1,363,793)          (339,978) (243,075)
                                  ------------ -------------- ----------- ------------------ ----------- -------------
Units end of year                    6,897,359  7,987,973       1,622,588  1,843,615            196,068   239,622
                                  ============ ============== =========== ================== =========== =============

(a) For the period May 4, 2009 to December 31, 2009.

 FIDELITY VIP CONTRAFUND FIDELITY VIP EQUITY-INCOME FIDELITY VIP HIGH INCOME
    INVESTMENT OPTION        INVESTMENT OPTION         INVESTMENT OPTION
------------------------ -------------------------- ------------------------
   2010        2009         2010        2009          2010     2009
----------- ------------ ----------- -------------- --------- --------------
13,735,333  14,018,225    6,300,007   7,040,512     2,007,536 2,174,437
 1,671,928   1,907,224       858,990     846,628      426,276   332,849
(1,995,564) (2,190,116)  (1,142,955) (1,587,133)    (387,289) (499,750)
----------- ------------ ----------- -------------- --------- --------------
13,411,697  13,735,333    6,016,042   6,300,007     2,046,523 2,007,536
=========== ============ =========== ============== ========= ==============

FTVIPT TEMPLETON GLOBAL     GOLDMAN SACHS          JANUS ASPEN
     BOND SECURITIES       STRATEGIC GROWTH         ENTERPRISE
    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
----------------------- ------------------- ------------------------
   2010     2009         2010      2009        2010        2009
---------- ------------ --------- --------- ----------- ------------
 1,981,051   613,262    2,733,482 2,491,475  9,862,812  12,050,791
    92,049 1,533,067      418,783   423,848  1,114,017   1,465,161
 (163,116) (165,278)    (257,842) (181,841) (2,136,051) (3,653,140)
---------- ------------ --------- --------- ----------- ------------
 1,909,984 1,981,051    2,894,423 2,733,482  8,840,778   9,862,812
========== ============ ========= ========= =========== ============

LMPVET CLEARBRIDGE VARIABLE LMPVET CLEARBRIDGE VARIABLE LMPVET CLEARBRIDGE VARIABLE
   EQUITY INCOME BUILDER     FUNDAMENTAL ALL CAP VALUE       LARGE CAP GROWTH
      INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
--------------------------- --------------------------- ---------------------------
     2010     2009               2010       2009             2010       2009
------------ -------------- ------------ -------------- ------------ --------------
   1,076,664 1,013,153       16,151,654  17,517,350      11,372,908  12,611,777
     813,904   506,852         2,688,198  3,063,572        1,400,980  2,668,338
   (295,796) (443,341)       (3,752,825) (4,429,268)     (2,201,590) (3,907,207)
------------ -------------- ------------ -------------- ------------ --------------
   1,594,772 1,076,664       15,087,027  16,151,654      10,572,298  11,372,908
============ ============== ============ ============== ============ ==============

LMPVET VARIABLE LIFESTYLE LMPVET VARIABLE LIFESTYLE  LMPVET WESTERN ASSET
      ALLOCATION 70%            ALLOCATION 85%         VARIABLE HIGH INCOME
    INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
------------------------- ------------------------- -----------------------
   2010      2009            2010      2009            2010        2009
----------- ------------- ----------- ------------- ----------- -----------
   177,803   226,247         261,013   278,565       5,269,953   5,362,155
   283,000   146,828         103,029   280,536       1,437,399   1,897,521
  (329,448) (195,272)       (116,236) (298,088)     (2,102,684) (1,989,723)
----------- ------------- ----------- ------------- ----------- -----------
   131,355   177,803         247,806   261,013       4,604,668   5,269,953
=========== ============= =========== ============= =========== ===========

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                 MIST CLARION    MIST HARRIS OAKMARK
                                  MIST BLACKROCK HIGH YIELD   GLOBAL REAL ESTATE      INTERNATIONAL
                                      INVESTMENT OPTION       INVESTMENT OPTION    INVESTMENT OPTION
                                  ------------------------- -------------------- -------------------
                                     2010      2009          2010      2009       2010     2009
                                  ------------ ------------ --------- ---------- --------- ---------
Units beginning of year                28,673   34,110      2,861,567 2,890,435     11,000  11,666
Units issued and transferred
  from other funding options             9,626    1,656     1,093,328   677,796     10,615       --
Units redeemed and transferred to
  other funding options              (11,222)   (7,093)     (438,150) (706,664)   (11,362)    (666)
                                  ------------ ------------ --------- ---------- --------- ---------
Units end of year                      27,077   28,673      3,516,745 2,861,567     10,253  11,000
                                  ============ ============ ========= ========== ========= =========

                                  MIST LOOMIS SAYLES GLOBAL MIST LORD ABBETT BOND MIST LORD ABBETT GROWTH
                                           MARKETS                DEBENTURE              AND INCOME
                                      INVESTMENT OPTION       INVESTMENT OPTION       INVESTMENT OPTION
                                  ------------------------- --------------------- -----------------------
                                     2010      2009          2010        2009        2010     2009
                                  ----------- ------------- --------- ----------- ---------- ------------
Units beginning of year            1,781,476  2,101,763     3,406,092  3,730,868   2,376,377 2,280,190
Units issued and transferred
  from other funding options         250,875    134,804       775,069     710,893    453,878   729,755
Units redeemed and transferred to
  other funding options             (318,582) (455,091)     (849,918) (1,035,669)  (451,694) (633,568)
                                  ----------- ------------- --------- ----------- ---------- ------------
Units end of year                  1,713,769  1,781,476     3,331,243  3,406,092   2,378,561 2,376,377
                                  =========== ============= ========= =========== ========== ============

                                  MIST OPPENHEIMER CAPITAL   MIST PIMCO INFLATION
                                         APPRECIATION            PROTECTED BOND    MIST PIMCO TOTAL RETURN
                                      INVESTMENT OPTION        INVESTMENT OPTION       INVESTMENT OPTION
                                  ------------------------ ----------------------- ------------------------
                                     2010        2009         2010        2009        2010      2009 (A)
                                  ----------- ------------ ----------- ----------- ----------- ------------
Units beginning of year            9,417,040  10,026,086    4,140,461   2,980,384  21,404,620            --
Units issued and transferred
  from other funding options       1,642,852   1,434,837    2,140,122   2,298,313   3,369,983  23,815,192
Units redeemed and transferred to
  other funding options           (1,963,449) (2,043,883)  (2,270,030) (1,138,236) (3,422,062) (2,410,572)
                                  ----------- ------------ ----------- ----------- ----------- ------------
Units end of year                  9,096,443   9,417,040    4,010,553   4,140,461  21,352,541  21,404,620
                                  =========== ============ =========== =========== =========== ============

                                                           MSF BARCLAYS CAPITAL MSF BLACKROCK AGGRESSIVE
                                  MIST VAN KAMPEN COMSTOCK AGGREGATE BOND INDEX           GROWTH
                                       INVESTMENT OPTION    INVESTMENT OPTION       INVESTMENT OPTION
                                  ------------------------ -------------------- ------------------------
                                      2010     2009 (A)    2010      2009          2010        2009
                                  ------------ ----------- --------- ---------- ----------- ------------
Units beginning of year             2,845,457          --     9,952   10,065     4,865,468   5,474,604
Units issued and transferred
  from other funding options          410,600  3,544,569      1,056       552       791,515     909,365
Units redeemed and transferred to
  other funding options              (604,454) (699,112)       (634)    (665)   (1,814,786) (1,518,501)
                                  ------------ ----------- --------- ---------- ----------- ------------
Units end of year                   2,651,603  2,845,457     10,374     9,952    3,842,197   4,865,468
                                  ============ =========== ========= ========== =========== ============

(a) For the period May 4, 2009 to December 31, 2009.

     MIST INVESCO
  SMALL CAP GROWTH      MIST JANUS FORTY    MIST LAZARD MID CAP
  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
------------------- ----------------------- -------------------
 2010      2009        2010        2009      2010     2009
--------- --------- ----------- ----------- --------- ---------
1,689,549 1,194,909 13,816,471  15,030,084      2,926    3,114
  469,479   803,324  2,532,719   3,210,463      2,833    8,936
(655,864) (308,684) (3,057,200) (4,424,076)   (3,696)  (9,124)
--------- --------- ----------- ----------- --------- ---------
1,503,164 1,689,549 13,291,990  13,816,471      2,063    2,926
========= ========= =========== =========== ========= =========

   MIST MFS EMERGING     MIST MFS RESEARCH  MIST MORGAN STANLEY
      MARKETS EQUITY         INTERNATIONAL    MID CAP GROWTH
    INVESTMENT OPTION     INVESTMENT OPTION  INVESTMENT OPTION
----------------------- ------------------- -------------------
   2010        2009      2010      2009     2010     2009
----------- ----------- --------- --------- -------- ----------
 5,253,950   4,553,483  4,764,271 4,072,303  181,637 184,086
 1,567,972   1,828,134  1,048,028 1,599,538   74,578  33,907
(1,467,693) (1,127,667) (681,502) (907,570) (60,825) (36,356)
----------- ----------- --------- --------- -------- ----------
 5,354,229   5,253,950  5,130,797 4,764,271  195,390 181,637
=========== =========== ========= ========= ======== ==========

                        MIST PIONEER STRATEGIC     MIST THIRD AVENUE
   MIST PIONEER FUND            INCOME              SMALL CAP VALUE
    INVESTMENT OPTION     INVESTMENT OPTION        INVESTMENT OPTION
--------------------- ------------------------ -----------------------
   2010      2009        2010        2009         2010        2009
----------- --------- ----------- ------------ ----------- -----------
 1,580,312    726,423  7,104,529   7,643,051    6,053,255   5,776,220
 1,035,023  1,741,263  1,462,748   2,219,388    1,101,843   1,430,162
(1,319,970) (887,374) (1,858,015) (2,757,910)  (1,296,067) (1,153,127)
----------- --------- ----------- ------------ ----------- -----------
 1,295,365  1,580,312  6,709,262   7,104,529    5,859,031   6,053,255
=========== ========= =========== ============ =========== ===========

                                                     MSF BLACKROCK LEGACY
MSF BLACKROCK BOND INCOME MSF BLACKROCK DIVERSIFIED     LARGE CAP GROWTH
     INVESTMENT OPTION        INVESTMENT OPTION         INVESTMENT OPTION
------------------------- ------------------------- ------------------------
    2010        2009         2010        2009          2010      2009 (A)
------------ ------------ ----------- ------------- ----------- ------------
     520,260     699,900   7,684,049   2,640,975    26,600,272            --
     542,043     836,892   1,102,309   6,445,867     5,911,418  31,865,481
   (611,443) (1,016,532)  (1,610,431) (1,402,793)   (8,284,441) (5,265,209)
------------ ------------ ----------- ------------- ----------- ------------
     450,860     520,260   7,175,927   7,684,049    24,227,249  26,600,272
============ ============ =========== ============= =========== ============

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                         MSF BLACKROCK
                                         MONEY MARKET       MSF DAVIS VENTURE VALUE   MSF FI VALUE LEADERS
                                        INVESTMENT OPTION      INVESTMENT OPTION        INVESTMENT OPTION
                                  ------------------------- ----------------------- -----------------------
                                       2010      2009         2010     2009            2010        2009
                                  ----------- ------------- --------- ------------- ----------- -----------
Units beginning of year            28,685,314 34,463,946      882,896  623,157       9,182,598   9,358,314
Units issued and transferred
  from other funding options       11,275,944 10,758,961      651,041  364,263       1,113,501   1,845,444
Units redeemed and transferred to
  other funding options           (12,719,374) (16,537,593) (211,791) (104,524)     (1,387,600) (2,021,160)
                                  ------------------------- --------- ------------- ----------- -----------
Units end of year                  27,241,884 28,685,314    1,322,146  882,896       8,908,499   9,182,598
                                  =========== ============= ========= ============= =========== ===========

                                  MSF METLIFE CONSERVATIVE TO      MSF METLIFE      MSF METLIFE MODERATE TO
                                      MODERATE ALLOCATION       MODERATE ALLOCATION    AGGRESSIVE ALLOCATION
                                       INVESTMENT OPTION        INVESTMENT OPTION       INVESTMENT OPTION
                                  --------------------------- --------------------- ------------------------
                                      2010     2009            2010      2009          2010        2009
                                  ----------- --------------- --------- ----------- ----------- ------------
Units beginning of year               968,238  724,526        4,965,318 3,988,306    4,619,976   5,462,245
Units issued and transferred
  from other funding options          887,046  419,866          904,882 1,390,543    1,504,491   1,477,974
Units redeemed and transferred to
  other funding options             (828,425) (176,154)       (943,479) (413,531)   (1,415,702) (2,320,243)
                                  ----------- --------------- --------- ----------- ----------- ------------
Units end of year                   1,026,859  968,238        4,926,721 4,965,318    4,708,765   4,619,976
                                  =========== =============== ========= =========== =========== ============

                                  MSF MORGAN STANLEY     MSF OPPENHEIMER
                                      EAFE INDEX            GLOBAL EQUITY     MSF RUSSELL 2000 INDEX
                                   INVESTMENT OPTION     INVESTMENT OPTION       INVESTMENT OPTION
                                  ------------------ ----------------------- -----------------------
                                  2010     2009         2010        2009        2010        2009
                                  -------- --------- ----------- ----------- ----------- -----------
Units beginning of year           179,688  168,553    8,788,277  10,334,397  10,598,344  10,673,842
Units issued and transferred
  from other funding options      124,466   76,174    1,330,391   1,186,213   1,372,736   2,118,952
Units redeemed and transferred to
  other funding options           (82,906) (65,039)  (2,014,260) (2,732,333) (2,171,801) (2,194,450)
                                  -------- --------- ----------- ----------- ----------- -----------
Units end of year                 221,248  179,688    8,104,408   8,788,277   9,799,279  10,598,344
                                  ======== ========= =========== =========== =========== ===========

                                                                                      VANGUARD VIF
                                  PIONEER VCT MID CAP VALUE  THE MERGER FUND VL       MID-CAP INDEX
                                      INVESTMENT OPTION       INVESTMENT OPTION     INVESTMENT OPTION
                                  ------------------------- ------------------- ---------------------
                                     2010        2009        2010      2009        2010      2009
                                  ----------- ------------- --------- --------- ----------- ---------
Units beginning of year             3,504,668  3,734,210    2,659,239 2,740,759  2,526,997  2,495,822
Units issued and transferred
  from other funding options          651,325     892,941     156,206   275,909  1,085,945    909,418
Units redeemed and transferred to
  other funding options             (865,731) (1,122,483)   (402,789) (357,429) (1,075,601) (878,243)
                                  ----------- ------------- --------- --------- ----------- ---------
Units end of year                   3,290,262  3,504,668    2,412,656 2,659,239  2,537,341  2,526,997
                                  =========== ============= ========= ========= =========== =========

(a) For the period May 4, 2009 to December 31, 2009.

                         MSF METLIFE              MSF METLIFE
MSF JENNISON GROWTH  AGGRESSIVE ALLOCATION   CONSERVATIVE ALLOCATION
  INVESTMENT OPTION   INVESTMENT OPTION        INVESTMENT OPTION
------------------- ---------------------- -------------------------
 2010      2009      2010      2009           2010      2009
--------- --------- --------- ------------ ----------- -------------
1,652,116 1,835,164 1,343,411 1,301,386     2,734,512    623,158
  498,119   321,215   513,784   660,274     1,562,613  2,816,738
(291,654) (504,263) (339,211) (618,249)    (1,338,490) (705,384)
--------- --------- --------- ------------ ----------- -------------
1,858,581 1,652,116 1,517,984 1,343,411     2,958,635  2,734,512
========= ========= ========= ============ =========== =============

 MSF METLIFE STOCK INDEX   MSF MFS TOTAL RETURN       MSF MFS VALUE
    INVESTMENT OPTION        INVESTMENT OPTION       INVESTMENT OPTION
------------------------ ----------------------- -----------------------
   2010        2009         2010        2009        2010        2009
----------- ------------ ----------- ----------- ----------- -----------
32,277,211   9,406,150   17,201,009  18,836,947   5,509,094   5,715,872
 3,926,114  28,589,935    4,502,970   3,289,929   1,144,153      889,436
(5,577,685) (5,718,874)  (5,911,842) (4,925,867) (1,307,203) (1,096,214)
----------- ------------ ----------- ----------- ----------- -----------
30,625,640  32,277,211   15,792,137  17,201,009   5,346,044   5,509,094
=========== ============ =========== =========== =========== ===========

  MSF T.ROWE PRICE      MSF T. ROWE PRICE        MSF WESTERN ASSET
  LARGE CAP GROWTH      SMALL CAP GROWTH    MANAGEMENT U.S. GOVERNMENT
  INVESTMENT OPTION     INVESTMENT OPTION        INVESTMENT OPTION
------------------- ----------------------- --------------------------
 2010      2009        2010        2009         2010       2009
--------- --------- ----------- ----------- ----------- --------------
2,323,040 2,166,673  6,323,143   6,606,983    8,960,191  9,464,230
  535,461   567,561  1,314,284      935,324   1,159,746  1,726,278
(875,448) (411,194) (1,435,165) (1,219,164) (2,139,153) (2,230,317)
--------- --------- ----------- ----------- ----------- --------------
1,983,053 2,323,040  6,202,262   6,323,143    7,980,784  8,960,191
========= ========= =========== =========== =========== ==============

 VANGUARD VIF TOTAL STOCK
       MARKET INDEX
    INVESTMENT OPTION
-------------------------
   2010        2009
----------- -------------
 3,476,727   3,471,151
 1,475,484   1,185,509
(1,123,355) (1,179,933)
----------- -------------
 3,828,856   3,476,727
=========== =============

This page is intentionally left blank.

                              METLIFE VARIABLE LIFE

                   PART B: STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2011


                                       FOR

                METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies listed above and MetLife Insurance Company of Connecticut (the "Company," "we," "our," and "us"). The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners. You should read this SAI in conjunction with the prospectus dated April 28, 2008, as supplemented, for MetLife Variable Life. The defined terms used in this SAI are as defined in the prospectuses.

Copies of the prospectuses may be obtained by writing to MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS



GENERAL INFORMATION AND HISTORY................................................       3
  The Depositor................................................................       3
  State Regulation.............................................................       3
  The Registrant...............................................................       3
  Registration Statements......................................................       3
  The Custodian................................................................       3
UNDERWRITING AND DISTRIBUTION AGREEMENTS.......................................       3
  Distribution and Principal Underwriting Agreement............................       3
  Compensation.................................................................       4
VALUATION OF ASSETS............................................................       4
  Investment Options...........................................................       4
  Cash Value...................................................................       5
  Accumulation Unit Value......................................................       5
CALCULATION OF MONEY MARKET YIELD..............................................       5
ADDITIONAL INFORMATION ABOUT POLICY CHARGES....................................       5
  Special Purchase Plans.......................................................       5
  Underwriting Procedures......................................................       6
  Increases and Decreases in Stated Amount.....................................       6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................       6
FINANCIAL STATEMENTS...........................................................       6

                         GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, CT 06002-2910 and its telephone number is (860) 308-1000.

The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. On December 7, 2007, the operations of the Company and MetLife Life and Annuity Company of Connecticut ("MLACC") were combined through a merger, with the Company as the surviving company after the merger.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. Effective December 8, 2008, the Company combined MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two and MetLife of CT Variable Life Insurance Separate Account Three, with and into MetLife of CT Fund UL for Variable Life Insurance ("Fund UL"). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENTS. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.

                    UNDERWRITING AND DISTRIBUTION AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.

MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC or its predecessors over the past three years.

                         MLIDC UNDERWRITING COMMISSIONS


                         UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING
                                       MLIDC                          COMMISSIONS
        YEAR                      BY THE COMPANY                   RETAINED BY MLIDC
-------------------     ----------------------------------     -------------------------
  2010.............                 $1,940,706                             $0
  2009.............                 $2,589,568                             $0
  2008.............                 $4,174,259                             $0



* Includes Underwriting Commissions paid by MLACC.

The Policies were offered on a continuous basis. MLIDC entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may have offered the Policies but are exempt from registration. Applications for the Policies were solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policies typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies and from profits on payments received by the Company and MLIDC from the Funds.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.




                               VALUATION OF ASSETS


INVESTMENT OPTIONS: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Policy-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change - Policy Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Policy Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Policy Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Policy-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Policy, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund's and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.

                   ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. For certain Policies, after the first Policy Year, you may request in writing to change the Stated Amount. When your Stated Amount changes, your Policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Policy may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.




                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


                              FINANCIAL STATEMENTS

The financial statements of the Company follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedules listed in the Index to the Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 23, 2011

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2010       2009
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $44,132 and $42,435,
     respectively)............................................  $ 44,924   $ 41,275
  Equity securities available-for-sale, at estimated fair
     value (cost: $427 and $494, respectively)................       405        459
  Other securities, at estimated fair value...................     2,247        938
  Mortgage loans (net of valuation allowances of $87 and $77, respectively; includes $6,840 and $0, respectively, at
     estimated fair value relating to variable interest
     entities)................................................    12,730      4,748
  Policy loans................................................     1,190      1,189
  Real estate and real estate joint ventures..................       501        445
  Other limited partnership interests.........................     1,538      1,236
  Short-term investments, principally at estimated fair
     value....................................................     1,235      1,775
  Other invested assets, principally at estimated fair value..     1,716      1,498
                                                                --------   --------
     Total investments........................................    66,486     53,563
Cash and cash equivalents, principally at estimated fair
  value.......................................................     1,928      2,574
Accrued investment income (includes $31 and $0, respectively,
  relating to variable interest entities).....................       559        516
Premiums, reinsurance and other receivables...................    17,008     13,444
Deferred policy acquisition costs and value of business
  acquired....................................................     5,099      5,244
Current income tax recoverable................................        38         --
Deferred income tax assets....................................       356      1,147
Goodwill......................................................       953        953
Other assets..................................................       839        799
Separate account assets.......................................    61,619     49,449
                                                                --------   --------
     Total assets.............................................  $154,885   $127,689
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 23,198   $ 21,621
Policyholder account balances.................................    39,291     37,442
Other policy-related balances.................................     2,652      2,297
Payables for collateral under securities loaned and other
  transactions................................................     8,103      7,169
Long-term debt (includes $6,773 and $0, respectively, at
  estimated fair value relating to variable interest
  entities)...................................................     7,568        950
Current income tax payable....................................        --         23
Other liabilities (includes $31 and $0, respectively, relating
  to variable interest entities)..............................     4,503      2,177
Separate account liabilities..................................    61,619     49,449
                                                                --------   --------
     Total liabilities........................................   146,934    121,128
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       934        541
Accumulated other comprehensive income (loss).................       212       (785)
                                                                --------   --------
     Total stockholders' equity...............................     7,951      6,561
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $154,885   $127,689
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                            2010      2009     2008
                                                           ------   -------   ------
REVENUES
Premiums.................................................  $1,067   $ 1,312   $  634
Universal life and investment-type product policy fees...   1,639     1,380    1,378
Net investment income....................................   3,157     2,335    2,494
Other revenues...........................................     503       598      230
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................    (103)     (552)    (401)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)..............................................      53       165       --
  Other net investment gains (losses)....................     200      (448)     (44)
                                                           ------   -------   ------
     Total net investment gains (losses).................     150      (835)    (445)
  Net derivative gains (losses)..........................      58    (1,031)     994
                                                           ------   -------   ------
       Total revenues....................................   6,574     3,759    5,285
                                                           ------   -------   ------
EXPENSES
Policyholder benefits and claims.........................   1,905     2,065    1,446
Interest credited to policyholder account balances.......   1,271     1,301    1,130
Other expenses...........................................   2,321     1,207    1,933
                                                           ------   -------   ------
       Total expenses....................................   5,497     4,573    4,509
                                                           ------   -------   ------
Income (loss) before provision for income tax............   1,077      (814)     776
Provision for income tax expense (benefit)...............     320      (368)     203
                                                           ------   -------   ------
Net income (loss)........................................  $  757   $  (446)  $  573
                                                           ======   =======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2007..........    $86     $6,719      $ 892       $  (361)        $ --        $  12     $ 7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                           (2,487)
                                                                                                                -------
  Comprehensive income (loss).........                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                            2,073
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........     86      6,719        541          (593)         (83)        (109)      6,561
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................     --         --        (34)           23           11           --          --
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2010............     86      6,719        507          (570)         (72)        (109)      6,561
Dividend paid to MetLife..............                         (330)                                               (330)
Comprehensive income (loss):
  Net income..........................                          757                                                 757
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (70)                                  (70)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      1,028           21                    1,049
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                  (16)        (16)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                              963
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,720
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2010..........    $86     $6,719      $ 934       $   388         $(51)       $(125)    $ 7,951
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                               2010       2009       2008
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $    757   $   (446)  $    573
Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:
  Depreciation and amortization expenses...................        41         29         29
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (259)      (198)       (18)
  (Gains) losses on investments and derivatives and from
     sales of businesses, net..............................      (300)     1,866       (546)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......      (130)        98         97
  Interest credited to policyholder account balances.......     1,271      1,301      1,130
  Universal life and investment-type product policy fees...    (1,639)    (1,380)    (1,378)
  Change in other securities...............................    (1,199)      (597)      (218)
  Change in accrued investment income......................        31        (29)       150
  Change in premiums, reinsurance and other receivables....    (3,284)    (2,307)    (2,561)
  Change in deferred policy acquisition costs, net.........      (138)      (559)       330
  Change in income tax recoverable (payable)...............       208       (303)       262
  Change in other assets...................................     1,041        449        598
  Change in insurance-related liabilities and policy-
     related balances......................................     1,952      1,648        997
  Change in other liabilities..............................     2,072       (166)     1,176
  Other, net...............................................        94         32         38
                                                             --------   --------   --------
Net cash provided by (used in) operating activities........       518       (562)       659
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    17,748     13,076     20,183
     Equity securities.....................................       131        141        126
     Mortgage loans........................................       964        444        522
     Real estate and real estate joint ventures............        18          4         15
     Other limited partnership interests...................       123        142        203
  Purchases of:
     Fixed maturity securities.............................   (19,342)   (16,192)   (14,027)
     Equity securities.....................................       (39)       (74)       (65)
     Mortgage loans........................................    (1,468)      (783)      (621)
     Real estate and real estate joint ventures............      (117)       (31)      (102)
     Other limited partnership interests...................      (363)      (203)      (458)
  Cash received in connection with freestanding
     derivatives...........................................        97        239        142
  Cash paid in connection with freestanding derivatives....      (155)      (449)      (228)
  Net change in policy loans...............................        (1)         3       (279)
  Net change in short-term investments.....................       554      1,445     (1,887)
  Net change in other invested assets......................      (194)        16        531
  Other, net...............................................        --         (2)        --
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,044)    (2,224)     4,055
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................    24,910     20,783      7,146
     Withdrawals...........................................   (23,700)   (20,067)    (5,307)
  Net change in payables for collateral under securities
     loaned and other transactions.........................       934       (702)    (2,600)
  Net change in short-term debt............................        --       (300)       300
  Long-term debt issued -- affiliated......................        --         --        750
  Long-term debt repaid -- affiliated......................      (878)        --       (435)
  Debt issuance costs......................................        --         --         (8)
  Financing element on certain derivative instruments......       (44)       (53)       (46)
  Dividends on common stock................................      (330)        --       (500)
                                                             --------   --------   --------
Net cash provided by (used in) financing activities........       892       (339)      (700)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  and cash equivalents balances............................       (12)        43       (132)
                                                             --------   --------   --------
Change in cash and cash equivalents........................      (646)    (3,082)     3,882
Cash and cash equivalents, beginning of year...............     2,574      5,656      1,774
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  1,928   $  2,574   $  5,656
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
     Interest..............................................  $    479   $     73   $     64
                                                             ========   ========   ========
     Income tax............................................  $    122   $    (63)  $    (48)
                                                             ========   ========   ========
  Non-cash transactions during the year:
     Real estate and real estate joint ventures acquired in
       satisfaction of debt................................  $     28   $     --   $     --
                                                             ========   ========   ========
     Long-term debt issued in exchange for certain other
       invested assets.....................................  $     45   $     --   $     --
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($1,031) million and $994 million to net derivative gains (losses) in the consolidated statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $239 million and $142 million to cash received in connection with freestanding derivatives and ($449) million and ($228) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the consolidated statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value of an asset, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     In addition, the Company elected the fair value option ("FVO") for certain of its financial instruments to better match measurement of assets and liabilities in the consolidated statements of operations.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale." An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and ABS; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "-- Adoption of New Accounting Pronouncements -- Financial Instruments." The guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income
     (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings. The Company does not make any adjustments for subsequent recoveries in value.

          Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities under the OTTI guidance are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for United States ("U.S.") and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

          Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the FVO has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances through interest credited to policyholder account balances. Changes in estimated fair value of other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, generally cash, in an amount at least equal to 102% of the estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial, and (2) agricultural.

               Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

               Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years, or more, of historical experience, in these evaluations. These evaluations are revised as conditions change and new information becomes available.

               All commercial and agricultural loans are monitored on an ongoing basis for potential credit losses. For commercial loans, these ongoing reviews may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

               For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the commercial loan portfolio and are routinely updated.

               For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the amount of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan amount is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan amount. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

               Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") that were consolidated by the Company on January 1, 2010 upon the adoption of new guidance. The Company elected FVO for these commercial mortgage loans, and thus they are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is available and the contractual right exists to receive such financial information on a timely basis. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships, leveraged leases and investments in insurance enterprise joint ventures. Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

     For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at December 31, 2010 and $2 million at December 31, 2009.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $131 million and $102 million at December 31, 2010 and 2009, respectively. Accumulated amortization of capitalized software was $67 million and $42 million at December 31, 2010 and 2009, respectively. Related amortization expense was $25 million, $16 million and $15 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  Deferred Policy Acquisition Costs ("DAC") and Value of Business Acquired ("VOBA")

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

     The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During the 2010 impairment tests of goodwill, the Company concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2010.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefits ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins for non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guaranteed minimum benefits may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk and variations in actuarial assumptions regarding

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policy-Related Balances

     Other policy-related balances include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (see Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     Effective December 31, 2010, the Company adopted new guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements. Certain additional disclosures will be required for reporting periods ending March 31, 2011 and certain disclosures relating to troubled debt restructurings have been deferred indefinitely.

     Effective July 1, 2010, the Company adopted new guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2010, the Company adopted new guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

     As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6,769 million of commercial mortgage loans and $6,717 million of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

     Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2010, the Company adopted new guidance that requires new disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's nonperformance risk in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's nonperformance risk adjustment in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

     - Effective December 31, 2009, the Company adopted guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company prospectively adopted guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In December 2010, the Financial Accounting Standards Board ("FASB") issued new guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure (Accounting Standards Update ("ASU") 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations). Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The guidance is effective for fiscal years beginning on or after December 15, 2010. The Company will apply the guidance prospectively on its accounting for future acquisitions and does not expect the adoption of this guidance to have a material impact on the Company's consolidated financial statements.

     In December 2010, the FASB issued new guidance regarding goodwill impairment testing (ASU 2010-28, Intangibles -- Goodwill and Other (Topic 350):
When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts). This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

     In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) effective for the first quarter of 2012. This guidance clarifies the costs that should be deferred by insurance entities when issuing and renewing insurance contracts. The guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In April 2010, the FASB issued new guidance regarding accounting for investment funds determined to be VIEs (ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments). Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contractholder is a related party. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2010
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $14,860    $  816     $  302     $--    $15,374     34.2%
Foreign corporate securities.........     8,095       502        127      --      8,470     18.8
U.S. Treasury and agency securities..     7,665       143        132      --      7,676     17.1
RMBS.................................     6,803       203        218      79      6,709     14.9
CMBS.................................     2,203       113         39      --      2,277      5.1
ABS..................................     1,927        44         95       7      1,869      4.2
State and political subdivision
  securities.........................     1,755        22        131      --      1,646      3.7
Foreign government securities........       824        81          2      --        903      2.0
                                        -------    ------     ------     ---    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $44,132    $1,924     $1,046     $86    $44,924    100.0%
                                        =======    ======     ======     ===    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   306    $    9     $   47     $--    $   268     66.2%
Common stock.........................       121        17          1      --        137     33.8
                                        -------    ------     ------     ---    -------    -----
  Total equity securities (3)........   $   427    $   26     $   48     $--    $   405    100.0%
                                        =======    ======     ======     ===    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====



--------

   (1) Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more debt-like characteristics. The Company classifies perpetual securities with an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more equity-like characteristics, as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2010        2009
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
  CONSOLIDATED BALANCE                                                         FAIR        FAIR
         SHEETS               SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $202        $237
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 35        $ 43
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $450        $580
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 10        $ 17


--------

   (2) The Company's holdings in redeemable preferred stock with stated maturity dates, commonly referred to as "capital securities", were primarily issued by U.S. financial institutions and have cumulative interest deferral features. The Company held $645 million and $513 million at estimated fair value of such securities at December 31, 2010 and 2009, respectively, which are included in the U.S. and foreign corporate securities sectors within fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities were $100 million and $82 million at estimated fair value at December 31, 2010 and 2009, respectively.

     The Company held foreign currency derivatives with notional amounts of $807 million and $855 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2010 and 2009, respectively.

     The below investment grade and non-income producing amounts presented below are based on rating agency designations and equivalent designations of the National Association of Insurance Commissioners ("NAIC"), with the exception of certain structured securities described below held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary. Non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, CMBS and all other ABS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, are presented based on final ratings from the revised NAIC rating methodologies which became effective December 31, 2009 for non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, and December 31, 2010 for CMBS and the remaining ABS (which may not correspond to rating agency designations). All NAIC designation (e.g., NAIC 1 -- 6) amounts and percentages presented herein are based on the revised NAIC methodologies. All rating agency designation (e.g., Aaa/AAA) amounts and percentages presented herein are based on rating agency designations without adjustment for the revised NAIC methodologies described above. Rating agency designations are based on availability of applicable ratings from rating agencies on the NAIC acceptable rating organization list, including Moody's Investors Service ("Moody's"), S&P and Fitch Ratings ("Fitch").

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities:
  Estimated fair value..........................................  $4,027   $3,866
  Net unrealized gain (loss)....................................  $ (125)  $ (467)
Non-income producing fixed maturity securities:
  Estimated fair value..........................................  $   36   $   67
  Net unrealized gain (loss)....................................  $    2   $    2


     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $7.7 billion and $6.3 billion at December 31, 2010 and 2009, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present for all corporate fixed maturity securities holdings, corporate securities by sector, U.S. corporate securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


by major industry types, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by sector:
  Foreign corporate fixed maturity securities (1)..   $ 8,470     35.5%   $ 7,338     32.3%
U.S. corporate fixed maturity securities -- by
  industry:
  Consumer.........................................     3,893     16.3      3,507     15.4
  Utility..........................................     3,379     14.2      3,328     14.6
  Industrial.......................................     3,282     13.7      3,047     13.4
  Finance..........................................     2,569     10.8      3,145     13.8
  Communications...................................     1,444      6.1      1,669      7.4
  Other............................................       807      3.4        702      3.1
                                                      -------    -----    -------    -----
     Total.........................................   $23,844    100.0%   $22,736    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity securities.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2010                      2009
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  252        0.4%        $  204        0.4%
  Holdings in ten issuers with the largest
     exposures...............................    $1,683        2.5%        $1,695        3.2%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Pass-through securities..........................    $3,466     51.7%    $2,206     37.7%
  Collateralized mortgage obligations..............     3,243     48.3      3,646     62.3
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $5,080     75.7%    $4,095     70.0%
  Prime............................................     1,023     15.3      1,118     19.1
  Alternative residential mortgage loans...........       606      9.0        639     10.9
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $5,254     78.3%    $4,347     74.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $5,618     83.7%    $4,835     82.6%
                                                       ======    =====     ======    =====



     Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities. Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most creditworthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $  9       1.5%     $ 15       2.3%
2005...............................................      302      49.8       336      52.6
2006...............................................       88      14.6        83      13.0
2007...............................................      207      34.1       205      32.1
2008 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $606     100.0%     $639     100.0%
                                                        ====     =====      ====     =====




                                                                DECEMBER 31,
                                                     ---------------------------------
                                                           2010              2009
                                                     ---------------   ---------------
                                                               % OF              % OF
                                                     AMOUNT    TOTAL   AMOUNT    TOTAL
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Net unrealized gain (loss).........................   $(141)            $(235)
Rated Aa/AA or better..............................              1.5%              2.3%
Rated NAIC 1.......................................             14.9%             16.6%
Distribution of holdings -- at estimated fair
  value -- by collateral type:
  Fixed rate mortgage loans collateral.............             96.1%             95.6%
  Hybrid adjustable rate mortgage loans
     collateral....................................              3.9               4.4
                                                               -----             -----
     Total Alt-A RMBS..............................            100.0%            100.0%
                                                               =====             =====



     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.3 billion and $2.6 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company had no exposure to CMBS index securities at December 31, 2010 or 2009. The Company held commercial real estate collateralized debt obligations securities of $85 million and $70 million at estimated fair value at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $  947     41.6%    $1,202     45.9%
2004...............................................       442     19.4        512     19.6
2005...............................................       431     18.9        472     18.0
2006...............................................       442     19.4        407     15.6
2007...............................................        15      0.7         24      0.9
2008 to 2010.......................................        --       --         --       --
                                                       ------    -----     ------    -----
  Total............................................    $2,277    100.0%    $2,617    100.0%
                                                       ======    =====     ======    =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2010             2009
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                  (IN MILLIONS)
Net unrealized gain (loss)............................    $74             $(191)
Rated Aaa/AAA.........................................             88%              83%
Rated NAIC 1..........................................             95%              93%


     The portion rated Aaa/AAA at December 31, 2010 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P, Fitch and Realpoint, LLC. The portion rated Aaa/AAA at December 31, 2009 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P and Fitch.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $1.9 billion and $2.0 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company's ABS are diversified both by collateral type and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the collateral type and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  753     40.3%    $  920     46.3%
  RMBS backed by sub-prime mortgage loans..........       247     13.2        247     12.4
  Student loans....................................       174      9.3        158      7.9
  Automobile loans.................................        98      5.3        205     10.3
  Other loans......................................       597     31.9        459     23.1
                                                       ------    -----     ------    -----
     Total.........................................    $1,869    100.0%    $1,989    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $1,251     66.9%    $1,292     65.0%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $1,699     90.9%    $1,767     88.8%
                                                       ======    =====     ======    =====



     Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2010 and 2009.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,874     $ 1,889     $ 1,023     $ 1,029
Due after one year through five years..........     9,340       9,672       9,048       9,202
Due after five years through ten years.........     7,829       8,333       7,882       7,980
Due after ten years............................    14,156      14,175      13,339      12,606
                                                  -------     -------     -------     -------
  Subtotal.....................................    33,199      34,069      31,292      30,817
RMBS, CMBS and ABS.............................    10,933      10,855      11,143      10,458
                                                  -------     -------     -------     -------
     Total fixed maturity securities...........   $44,132     $44,924     $42,435     $41,275
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                            2010     2009      2008
                                                           -----   -------   -------
                                                                 (IN MILLIONS)
Fixed maturity securities................................  $ 878   $(1,019)  $(4,755)
Fixed maturity securities with noncredit OTTI losses in
  accumulated other comprehensive income (loss)..........    (86)     (141)       --
                                                           -----   -------   -------
  Total fixed maturity securities........................    792    (1,160)   (4,755)
Equity securities........................................    (21)      (35)     (199)
Derivatives..............................................   (109)       (4)       12
Short-term investments...................................     (2)      (10)     (100)
Other....................................................     (3)       (3)       (3)
                                                           -----   -------   -------
     Subtotal............................................    657    (1,212)   (5,045)
                                                           -----   -------   -------
Amounts allocated from:
  Insurance liability loss recognition...................    (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      5        12        --
  DAC and VOBA...........................................   (126)      151       916
                                                           -----   -------   -------
     Subtotal............................................   (154)      163       916
Deferred income tax benefit (expense) related to
  noncredit OTTI losses recognized in accumulated other
  comprehensive income (loss)............................     30        46        --
Deferred income tax benefit (expense)....................   (196)      327     1,447
                                                           -----   -------   -------
Net unrealized investment gains (losses).................  $ 337   $  (676)  $(2,682)
                                                           =====   =======   =======



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($86) million at December 31, 2010, includes ($141) million recognized prior to January 1, 2010, ($53) million (($44) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2010, $16 million transferred to retained earnings in connection with the adoption of guidance related to the consolidation of VIEs (see Note 1) for the year ended December 31, 2010, $28 million related to securities sold during the year ended December 31, 2010 for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income
(loss) and $64 million of subsequent increases in estimated fair value during the year ended December 31, 2010 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above, of ($141) million at December 31, 2009, includes ($36) million related to the transition adjustment recorded in 2009 upon the adoption of guidance on the recognition and presentation of OTTI, ($165) million

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(($148) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2009 (as more fully described in Note 1), $6 million related to securities sold during the year ended December 31, 2009 for which a noncredit OTTI loss was previously recognized in accumulated comprehensive income (loss) and $54 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     The changes in net unrealized investment gains (losses) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Balance, beginning of period.............................  $ (676)  $(2,682)  $  (361)
Cumulative effect of change in accounting principles, net
  of income tax..........................................      34       (22)       --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................      39      (105)       --
Unrealized investment gains (losses) during the year.....   1,778     3,974    (4,396)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition............     (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      (7)       10        --
  DAC and VOBA...........................................    (277)     (765)      823
  Deferred income tax benefit (expense) related to
     noncredit OTTI losses recognized in accumulated
     other comprehensive income (loss)...................     (11)       34        --
  Deferred income tax benefit (expense)..................    (510)   (1,120)    1,252
                                                           ------   -------   -------
Balance, end of period...................................  $  337   $  (676)  $(2,682)
                                                           ======   =======   =======
Change in net unrealized investment gains (losses).......  $1,013   $ 2,006   $(2,321)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2010
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $1,956       $ 56        $1,800       $246       $ 3,756      $  302
Foreign corporate securities.......        727         24           816        103         1,543         127
U.S. Treasury and agency
  securities.......................      2,857        113            85         19         2,942         132
RMBS...............................      2,228         59         1,368        238         3,596         297
CMBS...............................         68          1           237         38           305          39
ABS................................        245          5           590         97           835         102
State and political subdivision
  securities.......................        716         36           352         95         1,068         131
Foreign government securities......         49          1             9          1            58           2
                                        ------       ----        ------       ----       -------      ------
  Total fixed maturity securities..     $8,846       $295        $5,257       $837       $14,103      $1,132
                                        ======       ====        ======       ====       =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   26       $  5        $  187       $ 42       $   213      $   47
Common stock.......................          9          1            --         --             9           1
                                        ------       ----        ------       ----       -------      ------
  Total equity securities..........     $   35       $  6        $  187       $ 42       $   222      $   48
                                        ======       ====        ======       ====       =======      ======
Total number of securities in an
  unrealized loss position.........        759                      637
                                        ======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2010
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------   ------------------   --------------------
                                        LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                           20%         MORE       20%       MORE       20%         MORE
                                        ---------     ------   ---------   ------   ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................   $ 8,882      $  439      $268      $109       686           43
Six months or greater but less than
  nine months.........................       152          40         6        13        30           10
Nine months or greater but less than
  twelve months.......................        48          25         2        11        11            3
Twelve months or greater..............     4,768         881       450       273       475          101
                                         -------      ------      ----      ----
  Total...............................   $13,850      $1,385      $726      $406
                                         =======      ======      ====      ====
Percentage of amortized cost..........                               5%       29%
                                                                  ====      ====
EQUITY SECURITIES:
Less than six months..................   $    31      $   30      $  4      $  7         8           12
Six months or greater but less than
  nine months.........................        --           3        --         1        --            1
Nine months or greater but less than
  twelve months.......................         5           7        --         2         1            1
Twelve months or greater..............       150          44        18        16        12            5
                                         -------      ------      ----      ----
  Total...............................   $   186      $   84      $ 22      $ 26
                                         =======      ======      ====      ====
Percentage of cost....................                              12%       31%
                                                                  ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2009
                                      ------------------------------------------------------------------
                                        COST OR AMORTIZED      GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                      --------------------   --------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                         20%         MORE       20%         MORE       20%         MORE
                                      ---------     ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173      $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114          37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74         102       30           29
Twelve months or greater............     8,478       2,346        737         794      867          260
                                       -------      ------     ------      ------
  Total.............................   $18,566      $3,630     $1,098      $1,132
                                       =======      ======     ======      ======
Percentage of amortized cost........                                6%         31%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --      $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --          --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1           8        2            3
Twelve months or greater............       161          78         21          23       17            6
                                       -------      ------     ------      ------
  Total.............................   $   174      $  107     $   22      $   34
                                       =======      ======     ======      ======
Percentage of cost..................                               13%         32%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater decreased from $23 million at December 31, 2009 to $16 million at December 31, 2010. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all $16 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2010 were financial services industry investment grade non-redeemable preferred stock, of which 56% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss) of $1.2 billion and $2.3 billion at December 31, 2010 and 2009, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                      DECEMBER 31,
                                                                     -------------
                                                                      2010    2009
                                                                     -----   -----
SECTOR:
  U.S. corporate securities........................................    26%     28%
  RMBS.............................................................    25      21
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Foreign corporate securities.....................................    11      11
  ABS..............................................................     9       9
  CMBS.............................................................     3      10
  Other............................................................     4       4
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===
INDUSTRY:
  Mortgage-backed..................................................    28%     31%
  Finance..........................................................    19      22
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Asset-backed.....................................................     9       9
  Consumer.........................................................     5       6
  Utility..........................................................     3       4
  Communications...................................................     2       3
  Industrial.......................................................     1       2
  Transportation...................................................     1       1
  Other............................................................    10       5
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities, each with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                   DECEMBER 31,
                                            ---------------------------------------------------------
                                                        2010                          2009
                                            ---------------------------   ---------------------------
                                            FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                              SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                            --------------   ----------   --------------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities......................         15             --             33             --
Total gross unrealized loss...............       $210            $--           $510            $--
Percentage of total gross unrealized
  loss....................................         19%            --%            23%            --%


     Fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $300 million during the year ended December 31, 2010. The cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2010, was primarily attributable to a decrease in interest rates and narrowing of credit spreads. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities and other available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2010:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       -------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       -----------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   ----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL    RATED OR
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES    BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   --------
                                                                        (IN MILLIONS)
Less than six months...       $ 7          $ 6           86%         $ 2             33%            $ 2          100%        100%
Six months or greater
  but less than twelve
  months...............         3            3          100%           3            100%              3          100%         67%
Twelve months or
  greater..............        16           16          100%          16            100%             16          100%         56%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of
  20% or more..........       $26          $25           96%         $21             84%            $21          100%         62%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those companies in the financial services industry. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

     Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     See "-- Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment" for a discussion of changes in guidance adopted April 1, 2009 that impacted how fixed maturity security OTTI losses that are charged to earnings are measured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized...............................  $(103)    $(552)    $(401)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive income (loss)..........     53       165        --
                                                             -----     -----     -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings...........................................    (50)     (387)     (401)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals.........................................    123      (115)     (255)
                                                             -----     -----     -----
     Total gains (losses) on fixed maturity securities.....     73      (502)     (656)
                                                             -----     -----     -----
Other net investment gains (losses):
  Equity securities........................................     28      (119)      (60)
  Mortgage loans...........................................    (18)      (32)      (44)
  Real estate and real estate joint ventures...............    (21)      (61)       (1)
  Other limited partnership interests......................    (13)      (72)       (9)
  Other investment portfolio gains (losses)................     10         4        14
                                                             -----     -----     -----
     Subtotal -- investment portfolio gains (losses).......     59      (782)     (756)
                                                             -----     -----     -----
FVO consolidated securitization entities:
  Commercial mortgage loans................................    758        --        --
  Long-term debt -- related to commercial mortgage loans...   (734)       --        --
Other gains (losses).......................................     67       (53)      311
                                                             -----     -----     -----
     Subtotal FVO consolidated securitization entities and
       other gains (losses)................................     91       (53)      311
                                                             -----     -----     -----
       Total net investment gains (losses).................  $ 150     $(835)    $(445)
                                                             =====     =====     =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

     Gains (losses) from foreign currency transactions included within net investment gains (losses) and primarily included in other gains (losses) in the table above were $78 million, ($45) million and $330 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                 YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                                --------------------------    -------------------------    ----------------------------
                                  2010     2009      2008     2010       2009      2008      2010      2009       2008
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
                                 FIXED MATURITY SECURITIES        EQUITY SECURITIES                    TOTAL
                                --------------------------    -------------------------    ----------------------------
                                                               (IN MILLIONS)
Proceeds......................  $12,434   $8,766   $11,450    $109      $ 113      $ 76    $12,543    $8,879    $11,526
                                =======   ======   =======    ====      =====      ====    =======    ======    =======
Gross investment gains........  $   244   $  180   $   126    $ 31      $   6      $ 15    $   275    $  186    $   141
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Gross investment losses.......     (121)    (295)     (381)     (1)       (28)      (25)      (122)     (323)      (406)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............      (47)    (348)     (366)     --         --        --        (47)     (348)      (366)
  Other (1)...................       (3)     (39)      (35)     (2)       (97)      (50)        (5)     (136)       (85)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
     Total OTTI losses
       recognized in
       earnings...............      (50)    (387)     (401)     (2)       (97)      (50)       (52)     (484)      (451)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Net investment gains
  (losses)....................  $    73   $ (502)  $  (656)   $ 28      $(119)     $(60)   $   101    $ (621)   $  (716)
                                =======   ======   =======    ====      =====      ====    =======    ======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
U.S. and foreign corporate securities -- by industry:
  Consumer..................................................   $10      $ 53      $ 35
  Finance...................................................     7        84       225
  Communications............................................     4        88        21
  Utility...................................................     2         6        --
  Industrial................................................    --        18        --
  Other industries..........................................    --        --        40
                                                               ---      ----      ----
     Total U.S. and foreign corporate securities............    23       249       321
  RMBS......................................................    17        24        --
  CMBS......................................................     8        69        65
  ABS.......................................................     2        45        15
                                                               ---      ----      ----
     Total..................................................   $50      $387      $401
                                                               ===      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
  Common stock..............................................   $ 2       $ 5       $12
  Non-redeemable preferred stock............................    --        92        38
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===
Industry:
  Financial services industry:
     Perpetual hybrid securities............................   $--       $72       $ 9
     Common and remaining non-redeemable preferred stock....    --         3        34
                                                               ---       ---       ---
       Total financial services industry....................    --        75        43
  Other industries..........................................     2        22         7
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at the respective time period, for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2010               2009
                                                              -----               ----
                                                                    (IN MILLIONS)
Balance, at January 1,......................................  $ 213               $ --
Credit loss component of OTTI loss not reclassified to other comprehensive income (loss) in the cumulative effect
  transition adjustment.....................................     --                 92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired.....................     11                 97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.........................     10                 43
Reductions:
  Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI
     impaired...............................................    (67)               (18)
  Due to securities de-recognized in connection with the
     adoption of new guidance related to the consolidation
     of VIEs................................................   (100)                --
  Due to securities impaired to net present value of
     expected future cash flows.............................     (1)                --
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.......................................     (3)                (1)
                                                              -----               ----
Balance, at December 31,....................................  $  63               $213
                                                              =====               ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Investment income:
Fixed maturity securities.................................  $2,120   $2,094   $2,455
Equity securities.........................................      16       27       44
Other securities -- FVO general account securities........      --       --        2
Mortgage loans............................................     301      239      255
Policy loans..............................................      67       80       64
Real estate and real estate joint ventures................     (24)    (120)      11
Other limited partnership interests.......................     190       17      (69)
Cash, cash equivalents and short-term investments.........       9       16       67
International joint ventures..............................      (6)      (4)      (4)
Other.....................................................       3       (2)      (3)
                                                            ------   ------   ------
  Subtotal................................................   2,676    2,347    2,822
Less: Investment expenses.................................      97      109      307
                                                            ------   ------   ------
  Subtotal, net...........................................   2,579    2,238    2,515
                                                            ------   ------   ------
Other securities -- FVO contractholder-directed unit-
  linked investments......................................     167       97      (21)
FVO consolidated securitization entities -- Commercial
  mortgage loans..........................................     411       --       --
                                                            ------   ------   ------
  Subtotal................................................     578       97      (21)
                                                            ------   ------   ------
     Net investment income................................  $3,157   $2,335   $2,494
                                                            ======   ======   ======



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     Affiliated investment expenses, included in the table above, were $56 million, $47 million and $32 million for the years ended December 31, 2010, 2009 and 2008, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral, generally cash, in an amount equal to 102% of the estimated fair value of the securities loaned, which is obtained at the inception of a loan and maintained at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control. These transactions are treated as financing arrangements and the associated liability is recorded at the amount of the cash received.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Amortized cost................................................  $6,992   $6,173
  Estimated fair value..........................................  $7,054   $6,051
Aging of cash collateral liability:
  Open (1)......................................................  $1,292   $1,325
  Less than thirty days.........................................   3,297    3,342
  Thirty days or greater but less than sixty days...............   1,221    1,323
  Sixty days or greater but less than ninety days...............     326       --
  Ninety days or greater........................................   1,002      234
                                                                  ------   ------
     Total cash collateral liability............................  $7,138   $6,224
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $6,916   $5,686
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2010 was $1.3 billion, of which $1.2 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan were primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, U.S. corporate, U.S. Treasury and agency and ABS).

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                      DECEMBER 31,
                                                                    ---------------
                                                                     2010     2009
                                                                    ------   ------
                                                                     (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1).........................................   $ 55     $ 21
Invested assets pledged as collateral:
  Funding agreements -- FHLB of Boston (2)........................    211      419
  Funding agreements -- Farmer Mac (3)............................    231       --
  Derivative transactions (4).....................................     83       18
                                                                     ----     ----
  Total invested assets on deposit and pledged as collateral......   $580     $458
                                                                     ====     ====



--------

   (1) The Company has investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) The Company has pledged certain agricultural mortgage loans in connection with funding agreements issued to certain special purpose entities ("SPEs") that have issued securities guaranteed by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). The nature of these Farmer Mac arrangements is described in Note 7.

   (4) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also "-- Securities Lending" for the amount of the Company's cash received from and due back to counterparties pursuant to the Company's securities lending program. See "-- Variable Interest Entities" for assets of certain CSEs that can only be used to settle liabilities of such entities.

  OTHER SECURITIES

     The tables below present certain information about the Company's securities for which the FVO has been elected:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                    2010    2009
                                                                   ------   ----
                                                                   (IN MILLIONS)
FVO general account securities...................................  $    7   $  7
FVO contractholder-directed unit-linked investments..............   2,240    931
                                                                   ------   ----
  Total other securities -- at estimated fair value..............  $2,247   $938
                                                                   ======   ====




                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
FVO general account securities:
  Net investment income....................................  $ --       $--      $  2
  Changes in estimated fair value included in net
     investment income.....................................  $ --       $ 1      $ (2)
FVO contractholder-directed unit-linked investments:
  Net investment income....................................  $167       $97      $(21)
  Changes in estimated fair value included in net
     investment income.....................................  $121       $89      $(19)


     See Note 1 for discussion of FVO contractholder-directed unit-linked investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are summarized as follows at:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2010               2009
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                  (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans........................   $ 4,635    36.4%   $3,620     76.2%
  Agricultural mortgage loans......................     1,342    10.6     1,204     25.4
  Residential mortgage loans.......................        --      --         1       --
                                                      -------   -----    ------    -----
     Subtotal......................................     5,977    47.0%    4,825    101.6%
  Valuation allowances.............................       (87)   (0.7)      (77)    (1.6)
                                                      -------   -----    ------    -----
     Subtotal mortgage loans, net..................     5,890    46.3     4,748    100.0
  Commercial mortgage loans held by consolidated
     securitization entities -- FVO................     6,840    53.7        --       --
                                                      -------   -----    ------    -----
Total mortgage loans, net..........................   $12,730   100.0%   $4,748    100.0%
                                                      =======   =====    ======    =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above. The carrying value of such loans were $199 million and $200 million at December 31, 2010 and 2009, respectively.

     Concentration of Credit Risk -- The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The Company's commercial and agricultural mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's commercial and agricultural mortgage loans located in California, New York and Texas were 28%, 13% and 6%, respectively, of total mortgage loans (excluding commercial mortgage loans held by CSEs) at December 31, 2010. Additionally, the Company manages risk when originating commercial and agricultural mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                          DECEMBER 31,
                               -----------------------------------------------------------------
                                2010     2009     2010     2009    2010   2009    2010     2009
                               ------   ------   ------   ------   ----   ----   ------   ------
                                  COMMERCIAL       AGRICULTURAL    RESIDENTIAL        TOTAL
                               ---------------   ---------------   -----------   ---------------
                                                         (IN MILLIONS)
Mortgage loans:
  Evaluated individually for
     credit losses...........  $   23   $   23   $   --   $   --   $ --   $ --   $   23   $   23
  Evaluated collectively for
     credit losses...........   4,612    3,597    1,342    1,204     --      1    5,954    4,802
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total mortgage loans....   4,635    3,620    1,342    1,204     --      1    5,977    4,825
                               ------   ------   ------   ------   ----   ----   ------   ------
Valuation allowances:
  Specific credit losses.....      23       23       --       --     --     --       23       23
  Non-specifically identified
     credit losses...........      61       51        3        3     --     --       64       54
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total valuation
       allowances............      84       74        3        3     --     --       87       77
                               ------   ------   ------   ------   ----   ----   ------   ------
Mortgage loans, net of
  valuation allowance........  $4,551   $3,546   $1,339   $1,201   $ --   $  1   $5,890   $4,748
                               ======   ======   ======   ======   ====   ====   ======   ======



     The following tables present the changes in the valuation allowance, by portfolio segment:

                                                             MORTGAGE LOAN VALUATION
                                                                    ALLOWANCES
                                                        ---------------------------------
                                                        COMMERCIAL   AGRICULTURAL   TOTAL
                                                        ----------   ------------   -----
                                                                  (IN MILLIONS)
Balance at January 1, 2008............................     $  7           $ 1        $  8
  Provision (release).................................       74             1          75
  Charge-offs, net of recoveries......................      (37)           --         (37)
                                                           ----           ---        ----
Balance at December 31, 2008..........................       44             2          46
  Provision (release).................................       35             1          36
  Charge-offs, net of recoveries......................       (5)           --          (5)
                                                           ----           ---        ----
Balance at December 31, 2009..........................       74             3          77
  Provision (release).................................       16            --          16
  Charge-offs, net of recoveries......................       (6)           --          (6)
                                                           ----           ---        ----
Balance at December 31, 2010..........................     $ 84           $ 3        $ 87
                                                           ====           ===        ====



     Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value: Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                             DECEMBER 31, 2010
                           ------------------------------------------------------------------------------------
                                             RECORDED INVESTMENT
                           -------------------------------------------------------
                              DEBT SERVICE COVERAGE RATIOS
                           ---------------------------------                           ESTIMATED
                           > 1.20X   1.00X - 1.20X   < 1.00X    TOTAL   % OF TOTAL     FAIR VALUE    % OF TOTAL
                           -------   -------------   -------   ------   ----------   -------------   ----------
                                          (IN MILLIONS)                              (IN MILLIONS)
Loan-to-value ratios:
Less than 65%............   $2,051        $ 11         $ 34    $2,096       45.2%        $2,196          47.1%
65% to 75%...............      824          99          148     1,071       23.1          1,099          23.6
76% to 80%...............      301          29            7       337        7.3            347           7.4
Greater than 80%.........      828         163          140     1,131       24.4          1,018          21.9
                            ------        ----         ----    ------      -----         ------         -----
  Total..................   $4,004        $302         $329    $4,635      100.0%        $4,660         100.0%
                            ======        ====         ====    ======      =====         ======         =====



     Agricultural Mortgage Loans -- by Credit Quality Indicator: The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, was at:

                                                                  DECEMBER 31, 2010
                                                          --------------------------------
                                                             AGRICULTURAL MORTGAGE LOANS
                                                          --------------------------------
                                                          RECORDED INVESTMENT   % OF TOTAL
                                                          -------------------   ----------
                                                             (IN MILLIONS)
Loan-to-value ratios:
Less than 65%...........................................         $1,289             96.0%
65% to 75%..............................................             53              4.0
                                                                 ------            -----
  Total.................................................         $1,342            100.0%
                                                                 ======            =====



     Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio with approximately 99% of all mortgage loans classified as performing.

     Past Due. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days past due; and agricultural mortgage loans -- 90 days past due. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, was $0 and $7 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010; and for all mortgage loans was $7 million and $10 million at December 31, 2010 and 2009, respectively.

     Accrual Status. Past Due 90 Days or More and Still Accruing Interest. The Company had no recorded investment in mortgage loans, prior to valuation allowances, that were past due 90 days or more and still accruing interest at December 31, 2010 and $4 million at December 31, 2009.

     Accrual Status. Mortgage Loans in Nonaccrual Status. The recorded investment in mortgage loans, prior to valuation allowances, that were in nonaccrual status was $1 million and $6 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010. The Company had no loans 90 days or more past due that were in nonaccrual status at December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, by portfolio segment, at December 31, 2010 and for all impaired mortgage loans at December 31, 2009, were as follows at:

                                                               IMPAIRED MORTGAGE LOANS
                           ----------------------------------------------------------------------------------------------
                                                                                 LOANS WITHOUT
                                  LOANS WITH A VALUATION ALLOWANCE           A VALUATION ALLOWANCE    ALL IMPAIRED LOANS
                           ----------------------------------------------   ----------------------   --------------------
                             UNPAID                                           UNPAID                   UNPAID
                           PRINCIPAL    RECORDED     VALUATION   CARRYING   PRINCIPAL    RECORDED    PRINCIPAL   CARRYING
                            BALANCE    INVESTMENT   ALLOWANCES     VALUE     BALANCE    INVESTMENT    BALANCE      VALUE
                           ---------   ----------   ----------   --------   ---------   ----------   ---------   --------
                                                                    (IN MILLIONS)
AT DECEMBER 31, 2010:
Commercial mortgage
  loans..................     $23          $23          $23         $--        $--          $--         $23         $--
Agricultural mortgage
  loans..................      --           --           --          --          7            7           7           7
                              ---          ---          ---         ---        ---          ---         ---         ---
  Total..................     $23          $23          $23         $--        $ 7          $ 7         $30         $ 7
                              ===          ===          ===         ===        ===          ===         ===         ===
TOTAL MORTGAGE LOANS AT
  DECEMBER 31, 2009......     $24          $24          $24         $--        $12          $12         $36         $12
                              ===          ===          ===         ===        ===          ===         ===         ===



     Unpaid principal balance is generally prior to any charge-off.

     The average investment in impaired mortgage loans, and the related interest income, by portfolio segment, for the year ended December 31, 2010 and for all mortgage loans for the years ended December 31, 2009 and 2008, respectively, was:

                                                             IMPAIRED MORTGAGE LOANS
                                                 -----------------------------------------------
                                                 AVERAGE INVESTMENT   INTEREST INCOME RECOGNIZED
                                                 ------------------   --------------------------
                                                                      CASH BASIS   ACCRUAL BASIS
                                                                      ----------   -------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Commercial mortgage loans......................          $45              $ 2           $--
Agricultural mortgage loans....................           13               --            --
                                                         ---              ---           ---
  Total........................................          $58              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2009...........          $32              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2008...........          $42              $ 1           $ 1
                                                         ===              ===           ===



  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Traditional.........................................    $105      21.0%    $ 82      18.4%
Real estate joint ventures and funds................     368      73.4      363      81.6
                                                        ----     -----     ----     -----
  Real estate and real estate joint ventures........     473      94.4      445     100.0
                                                        ----     -----     ----     -----
Foreclosed..........................................      28       5.6       --        --
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a much lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

     Commercial and agricultural properties acquired through foreclosure were $28 million for the year ended December 31, 2010. There were no properties acquired through foreclosure for the year ended December 31, 2009. After the Company acquires properties through foreclosure, it evaluates whether the property is appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

     The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $22 million and $18 million at December 31, 2010 and 2009, respectively. Related depreciation expense on traditional wholly-owned real estate was $4 million, $3 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Impairments recognized on real estate and real estate joint ventures were $20 million and $61 million for the years ended December 31, 2010, and 2009, respectively. There were no impairments on real estate and real estate joint ventures for the year ended December 31, 2008. There were no real estate held-for-sale at December 31, 2010, 2009 or 2008. The carrying value of non-income producing real estate was $5 million, $1 million and $1 million at December 31, 2010, 2009 and 2008, respectively.

     The Company diversifies its real estate investments by both geographic region and property type to reduce risk of concentration. The Company's real estate investments are primarily located in the United States and, at December 31, 2010, 25%, 23% and 19% were located in Georgia, California, and New York, respectively.

     The Company's real estate investments by property type are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $253      50.4%    $127      28.6%
Real estate private equity funds....................     122      24.4       96      21.6
Apartments..........................................      32       6.4       72      16.2
Industrial..........................................      16       3.2       25       5.6
Land................................................      14       2.8       43       9.6
Retail..............................................       9       1.8       16       3.6
Agriculture.........................................      --        --       11       2.5
Other...............................................      55      11.0       55      12.3
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.5 billion and $1.2 billion at December 31, 2010 and 2009, respectively. Included within other limited partnership interests were $380 million and $335 million at December 31, 2010 and 2009, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $11 million, $66 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

     The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.8 billion as of December 31, 2010. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2010. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

     As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2010, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

     As of, and for the year ended December 31, 2010, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $134.3 billion and $100.3 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of these entities totaled $12.7 billion and $9.2 billion as of December 31, 2010 and 2009, respectively. Aggregate net income (loss) of these entities totaled $14.0 billion, $13.4 billion and ($14.5) billion for the years ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income
(loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,520     88.6%   $1,470     98.1%
Tax credit partnerships.............................       92      5.3         2      0.1
Leveraged leases, net of non-recourse debt..........       56      3.3        --       --
Joint venture investments...........................       46      2.7        26      1.8
Other...............................................        2      0.1        --       --
                                                       ------    -----    ------    -----
  Total.............................................   $1,716    100.0%   $1,498    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. See the following section "Leveraged Leases" for the composition of leveraged leases. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                            DECEMBER 31, 2010
                                                            -----------------
                                                              (IN MILLIONS)
Rental receivables, net...................................         $ 92
Estimated residual values.................................           14
                                                                   ----
  Subtotal................................................          106
Unearned income...........................................          (50)
                                                                   ----
  Investment in leveraged leases..........................         $ 56
                                                                   ====



     The Company did not have any investments in leveraged leases at December 31, 2009.

     The rental receivables set forth above are generally due in periodic installments. The payment periods were 22 years. For rental receivables, the Company's primary credit quality indicator is whether the rental receivable is performing or non-performing. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. The determination of performing or non-performing status is assessed monthly. As of December 31, 2010, all of the rental receivables were performing.

     The Company's deferred income tax liability related to leveraged leases was $4 million at December 31, 2010.

     There was no net investment income recognized on leverage leases for the year ended December 31, 2010.

  SHORT-TERM INVESTMENTS

     The carrying value of short-term investments, which includes investments with remaining maturities of one year or less, but greater than three months, at the time of purchase was $1.2 billion and $1.8 billion at December 31,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within short-term investments, which were $935 million and $1.5 billion at December 31, 2010 and 2009, respectively.

  CASH EQUIVALENTS

     The carrying value of cash equivalents, which includes investments with an original or remaining maturity of three months or less, at the time of purchase was $1.8 billion and $2.4 billion at December 31, 2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within cash equivalents, which were $1.3 billion and $1.5 billion at December 31, 2010 and 2009, respectively.

  VARIABLE INTEREST ENTITIES

     The Company holds investments in certain entities that are VIEs.

     In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, consistent with the new guidance described in Note 1, is deemed to be the primary beneficiary or consolidator of the entity. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment. Upon the adoption of new guidance effective January 1, 2010, the Company consolidated former QSPEs that are structured as CMBS. At December 31, 2010, these entities held total assets of $6,871 million, consisting of $6,840 million of commercial mortgage loans and $31 million of accrued investment income. These entities had total liabilities of $6,804 million, consisting of $6,773 million of long-term debt and $31 million of other liabilities. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company or any of its subsidiaries or affiliates liable for any principal or interest shortfalls, should any arise. The Company's exposure is limited to that of its remaining investment in the former QSPEs of $64 million at estimated fair value at December 31, 2010. The long-term debt referred to above bears interest at primarily fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next 7 years. Interest expense related to these obligations, included in other expenses, was $402 million for the year ended December 31, 2010.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                                   DECEMBER 31,
                                                  ---------------------------------------------
                                                           2010                    2009
                                                  ---------------------   ---------------------
                                                               MAXIMUM                 MAXIMUM
                                                  CARRYING    EXPOSURE    CARRYING    EXPOSURE
                                                   AMOUNT    TO LOSS(1)    AMOUNT    TO LOSS(1)
                                                  --------   ----------   --------   ----------
                                                                  (IN MILLIONS)
Fixed maturity securities available-for-sale:
  RMBS (2)......................................   $ 6,709     $ 6,709     $   --      $   --
  CMBS (2)......................................     2,277       2,277         --          --
  ABS (2).......................................     1,869       1,869         --          --
  Foreign corporate securities..................       348         348        304         304
  U.S. corporate securities.....................       336         336        247         247
Other limited partnership interests.............     1,192       1,992        838       1,273
Real estate joint ventures......................        10          35         32          39
                                                   -------     -------     ------      ------
     Total......................................   $12,741     $13,566     $1,421      $1,863
                                                   =======     =======     ======      ======



--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (2) As discussed in Note 1, the Company adopted new guidance effective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held variable interests in RMBS, CMBS and ABS. For these interests, the Company's involvement is limited to that of a passive investor.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2010, 2009 and 2008.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2010 and 2009, the Company held $63 million and $285 million, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income (loss) from these investments was ($2) million, $2 million and $10 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..............................................  $582      $717      $ 27
Amortized cost of invested assets transferred to
  affiliates..............................................  $533      $769      $ 23
Net investment gains (losses) recognized on invested
  assets transferred to affiliates........................  $ 49      $(52)     $  4
Estimated fair value of assets transferred from
  affiliates..............................................  $ 46      $143      $230


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. The carrying value of these loans was $199 million and $200 million at December 31, 2010 and 2009, respectively. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from this investment was $14 million and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2010                           2009
                                                      -----------------------------  -----------------------------
                                                                   ESTIMATED FAIR                 ESTIMATED FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 9,102  $  658      $252      $ 5,261  $  534      $179
                    Interest rate floors............     7,986     127        62        7,986      78        34
                    Interest rate caps..............     7,158      29         1        4,003      15        --
                    Interest rate futures...........     1,966       5         7          835       2         1
                    Interest rate forwards..........       695      --        71           --      --        --
Foreign currency    Foreign currency swaps..........     2,561     585        68        2,678     689        93
                    Foreign currency forwards.......       151       4         1           79       3        --
Credit              Credit default swaps............     1,324      15        22          966      12        31
                    Credit forwards.................        --      --        --           90      --         3
Equity market       Equity futures..................        93      --        --           81       1        --
                    Equity options..................       733      77        --          775     112        --
                    Variance swaps..................     1,081      20         8        1,081      24         6
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $32,850  $1,520      $492      $23,835  $1,470      $347
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2010:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $1,007         $ 2,340           $2,450          $3,305    $ 9,102
Interest rate floors.............         --           4,468            3,518              --      7,986
Interest rate caps...............      1,750           4,830              578              --      7,158
Interest rate futures............      1,966              --               --              --      1,966
Interest rate forwards...........         75             585               35              --        695
Foreign currency swaps...........        925           1,039              328             269      2,561
Foreign currency forwards........        151              --               --              --        151
Credit default swaps.............         --           1,324               --              --      1,324
Credit forwards..................         --              --               --              --         --
Equity futures...................         93              --               --              --         93
Equity options...................        127             606               --              --        733
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $6,094         $15,711           $7,471          $3,574    $32,850
                                      ======         =======           ======          ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company writes covered call options on its portfolio of U.S. Treasuries as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2010                              2009
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                            FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  787     $334        $ 18       $  850     $370        $15
  Interest rate swaps.....................      193       11          15          220       11          2
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................      980      345          33        1,070      381         17
                                             ------     ----        ----       ------     ----        ---
Cash Flow Hedges:
  Foreign currency swaps..................      295       15          11          166       15          7
  Interest rate swaps.....................      575        1          45           --       --         --
  Interest rate forwards..................      695       --          71           --       --         --
  Credit forwards.........................       --       --          --           90       --          3
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................    1,565       16         127          256       15         10
                                             ------     ----        ----       ------     ----        ---
       Total Qualifying Hedges............   $2,545     $361        $160       $1,326     $396        $27
                                             ======     ====        ====       ======     ====        ===



     The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                    DECEMBER 31,
                                         -----------------------------------------------------------------
                                                       2010                              2009
                                         -------------------------------   -------------------------------
                                                          ESTIMATED                         ESTIMATED
                                                         FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT        NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS         AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
---------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                   (IN MILLIONS)
Interest rate swaps....................   $ 8,334   $  646       $192       $ 5,041   $  523       $177
Interest rate floors...................     7,986      127         62         7,986       78         34
Interest rate caps.....................     7,158       29          1         4,003       15         --
Interest rate futures..................     1,966        5          7           835        2          1
Foreign currency swaps.................     1,479      236         39         1,662      304         71
Foreign currency forwards..............       151        4          1            79        3         --
Credit default swaps...................     1,324       15         22           966       12         31
Equity futures.........................        93       --         --            81        1         --
Equity options.........................       733       77         --           775      112         --
Variance swaps.........................     1,081       20          8         1,081       24          6
                                          -------   ------       ----       -------   ------       ----
  Total non-designated or non-
     qualifying derivatives............   $30,305   $1,159       $332       $22,509   $1,074       $320
                                          =======   ======       ====       =======   ======       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET DERIVATIVE GAINS (LOSSES)

     The components of net derivative gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                             2010       2009      2008
                                                             ----     -------     ----
                                                                   (IN MILLIONS)
Derivatives and hedging gains (losses) (1).................  $(74)    $  (717)    $558
Embedded derivatives.......................................   132        (314)     436
                                                             ----     -------     ----
  Total net derivative gains (losses)......................  $ 58     $(1,031)    $994
                                                             ====     =======     ====



--------

   (1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedge relationships, which are not presented elsewhere in this note.

     The following table presents the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Qualifying hedges:
  Net investment income.....................................   $ 2       $(1)      $(2)
  Interest credited to policyholder account balances........    37        40         6
Non-qualifying hedges:
  Net derivative gains (losses).............................     6        (8)       43
                                                               ---       ---       ---
     Total..................................................   $45       $31       $47
                                                               ===       ===       ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses) recognized for the years ended December 31, 2010, 2009 and 2008:

                                                                  NET DERIVATIVE                        INEFFECTIVENESS
                                                                  GAINS (LOSSES)  NET DERIVATIVE GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE           HEDGED ITEMS IN FAIR VALUE      RECOGNIZED     (LOSSES) RECOGNIZED   NET DERIVATIVE
HEDGING RELATIONSHIPS                 HEDGING RELATIONSHIPS      FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
-----------------------------     -----------------------------  ---------------  --------------------  ---------------
                                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:              Fixed maturity securities....        $ (1)              $   1               $ --
                                  Policyholder account balances
                                  (1)..........................         (13)                  8                 (5)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         (38)                 14                (24)
                                                                       ----               -----               ----
  Total........................................................        $(52)              $  23               $(29)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:              Fixed maturity securities....        $  6               $  (6)              $ --
                                  Policyholder account balances
                                  (1)..........................          (8)                  4                 (4)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         111                (117)                (6)
                                                                       ----               -----               ----
  Total........................................................        $109               $(119)              $(10)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008...........................        $(87)              $  86               $ (1)
                                                                       ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

     For the year ended December 31, 2010, the Company recognized ($1) million of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2009 and 2008, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant and for the years ended December 31, 2009 and 2008, there were no amounts reclassified into net derivative gains (losses). At December 31, 2010 and 2009, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and one year, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the year ended December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----      ----      ----
                                                                   (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at
  January 1,...............................................  $  (1)     $ 20      $(13)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (107)      (44)        9
Amounts reclassified to net derivative gains (losses)......     (1)       23        24
                                                             -----      ----      ----
Accumulated other comprehensive income (loss), balance at
  December 31,.............................................  $(109)     $ (1)     $ 20
                                                             =====      ====      ====



     At December 31, 2010, $2 million of deferred net gains on derivatives in accumulated other comprehensive income (loss) was expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2010, 2009 and 2008:

                                  AMOUNT OF GAINS             AMOUNT AND LOCATION
                                 (LOSSES) DEFERRED             OF GAINS (LOSSES)              AMOUNT AND LOCATION
                                IN ACCUMULATED OTHER           RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW        COMPREHENSIVE INCOME    ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS          (LOSS) ON DERIVATIVES   INCOME (LOSS) INTO INCOME (LOSS)          ON DERIVATIVES
-----------------------------  ---------------------   --------------------------------   ---------------------------
                                                                                            (INEFFECTIVE PORTION AND
                                                                                              AMOUNT EXCLUDED FROM
                                (EFFECTIVE PORTION)           (EFFECTIVE PORTION)            EFFECTIVENESS TESTING)
                               ---------------------   --------------------------------   ---------------------------
                                                                NET DERIVATIVE                   NET DERIVATIVE
                                                                GAINS (LOSSES)                   GAINS (LOSSES)
                                                       --------------------------------   ---------------------------
                                                                                (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps........          $ (44)                        $ --                             $--
  Foreign currency swaps.....             (6)                          (3)                             --
  Interest rate forwards.....            (71)                           4                              (1)
  Credit forwards............             14                           --                              --
                                       -----                         ----                             ---
     Total...................          $(107)                        $  1                             $(1)
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps.....          $ (58)                        $(36)                            $--
  Interest rate forwards.....             17                           13                              --
  Credit forwards............             (3)                          --                              --
                                       -----                         ----                             ---
     Total...................          $ (44)                        $(23)                            $--
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps.....          $   9                         $(24)                            $--
                                       =====                         ====                             ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; (x) covered call options for income generation; and (xi) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               DERIVATIVE     INVESTMENT
                                                             GAINS (LOSSES)    INCOME(1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps........................................       $  51           $--
Interest rate floors.......................................          20            --
Interest rate caps.........................................          (9)           --
Interest rate futures......................................         (22)           --
Equity futures.............................................         (12)           --
Foreign currency swaps.....................................         (31)           --
Foreign currency forwards..................................           2            --
Equity options.............................................         (30)           (7)
Interest rate options......................................          (3)           --
Interest rate forwards.....................................           1            --
Variance swaps.............................................          (6)           --
Credit default swaps.......................................          --            --
                                                                  -----           ---
  Total....................................................       $ (39)          $(7)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)          $--
Interest rate floors.......................................        (265)           --
Interest rate caps.........................................           4            --
Interest rate futures......................................         (37)           --
Equity futures.............................................         (71)           --
Foreign currency swaps.....................................          (3)           --
Foreign currency forwards..................................          (4)           --
Equity options.............................................        (121)           (1)
Variance swaps.............................................         (40)           --
Credit default swaps.......................................         (50)           --
                                                                  -----           ---
  Total....................................................       $(736)          $(1)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514           $--
                                                                  =====           ===



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


risk, assuming the value of all referenced credit obligations is zero, was $912 million and $477 million at December 31, 2010 and 2009, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2010 and 2009, the Company would have received $13 million and $8 million, respectively, to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2010 and 2009:

                                                                         DECEMBER 31,
                                      ----------------------------------------------------------------------------------
                                                        2010                                      2009
                                      ----------------------------------------  ----------------------------------------
                                                      MAXIMUM                                   MAXIMUM
                                       ESTIMATED      AMOUNT                     ESTIMATED      AMOUNT
                                      FAIR VALUE     OF FUTURE      WEIGHTED    FAIR VALUE     OF FUTURE      WEIGHTED
RATING AGENCY DESIGNATION OF           OF CREDIT  PAYMENTS UNDER     AVERAGE     OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                              DEFAULT   CREDIT DEFAULT    YEARS TO      DEFAULT   CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                   SWAPS       SWAPS (2)    MATURITY (3)     SWAPS       SWAPS (2)    MATURITY (3)
------------------------------------  ----------  --------------  ------------  ----------  --------------  ------------
                                                                         (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps
  (corporate).......................      $ 1          $ 45            3.6          $ 1          $ 25            4.0
Credit default swaps referencing
  indices...........................       11           679            3.7            7           437            3.5
                                          ---          ----                         ---          ----
  Subtotal..........................       12           724            3.7            8           462            3.5
                                          ---          ----                         ---          ----
Baa
Single name credit default swaps
  (corporate).......................       --             5            3.0           --             5            4.0
Credit default swaps referencing
  indices...........................        1           183            5.0           --            10            5.0
                                          ---          ----                         ---          ----
  Subtotal..........................        1           188            5.0           --            15            4.7
                                          ---          ----                         ---          ----
     Total..........................      $13          $912            4.0          $ 8          $477            3.5
                                          ===          ====                         ===          ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2010 and 2009, the Company was obligated to return cash collateral under its control of $965 million and $945 million, respectively. This unrestricted

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2010 and 2009, the Company had also accepted collateral consisting of various securities with a fair market value of $3 million and $88 million, respectively, which were held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2010, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                     ESTIMATED FAIR VALUE           FAIR VALUE OF INCREMENTAL
                                                   OF COLLATERAL PROVIDED:          COLLATERAL PROVIDED UPON:
                                                   -----------------------   --------------------------------------
                                                                                              DOWNGRADE IN THE
                                                                             ONE NOTCH     COMPANY'S CREDIT RATING
                                                                             DOWNGRADE    TO A LEVEL THAT TRIGGERS
                                   ESTIMATED                                   IN THE          FULL OVERNIGHT
                               FAIR VALUE (1) OF                             COMPANY'S      COLLATERALIZATION OR
                              DERIVATIVES IN NET        FIXED MATURITY         CREDIT            TERMINATION
                              LIABILITY POSITION        SECURITIES(2)          RATING    OF THE DERIVATIVE POSITION
                              ------------------   -----------------------   ---------   --------------------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2010...........          $96                    $58                $11                  $62
DECEMBER 31, 2009...........          $42                    $--                $ 8                  $42


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2010 and 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2010 was $196 million. At December 31, 2010, the Company provided securities collateral of $58 million in connection with these derivatives. In the unlikely event that both:
(i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position at December 31, 2010 would be $138 million. This amount does not consider gross derivative assets of $100 million for which the Company has the contractual right of offset.

     The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2010 and 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2010 and 2009, the Company provided cash collateral for exchange-traded futures of $25 million and $18 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...............................  $936     $724
  Options embedded in debt or equity securities...................    (2)      (5)
                                                                    ----     ----
     Net embedded derivatives within asset host contracts.........  $934     $719
                                                                    ====     ====
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..............................  $254     $290
  Other...........................................................     5      (11)
                                                                    ----     ----
     Net embedded derivatives within liability host contracts.....  $259     $279
                                                                    ====     ====



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Net derivative gains (losses) (1), (2)......................  $132   $(314)  $436


--------

   (1) The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivative gains (losses), in connection with this adjustment, were gains (losses) of ($153) million, ($567) million and $738 million, for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivatives gains (losses), in connection with this adjustment, were gains (losses) of $210 million, $816 million and ($1,145) million, for the years ended December 31, 2010, 2009 and 2008, respectively. The net derivative gains (losses) for the year ended December 31, 2010 included a gain of $191 million relating to a refinement for estimating nonperformance risk in fair value measurements implemented at June 30, 2010. See Note 4.

   (2) See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4.  FAIR VALUE

     Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                DECEMBER 31, 2010
                                        -----------------------------------------------------------------
                                           FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                        -----------------------------------------------------
                                         QUOTED PRICES IN
                                        ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                         IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                          AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                             (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                        ------------------   -----------------   ------------   ---------
                                                                  (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities...........        $   --              $ 13,864          $1,510       $ 15,374
  Foreign corporate securities........            --                 7,590             880          8,470
  U.S. Treasury and agency
     securities.......................         4,616                 3,026              34          7,676
  RMBS................................            --                 6,674              35          6,709
  CMBS................................            --                 2,147             130          2,277
  ABS.................................            --                 1,301             568          1,869
  State and political subdivision
     securities.......................            --                 1,614              32          1,646
  Foreign government securities.......            --                   889              14            903
                                              ------              --------          ------       --------
     Total fixed maturity securities..         4,616                37,105           3,203         44,924
                                              ------              --------          ------       --------
Equity securities:
  Non-redeemable preferred stock......            --                    54             214            268
  Common stock........................            43                    72              22            137
                                              ------              --------          ------       --------
     Total equity securities..........            43                   126             236            405
                                              ------              --------          ------       --------
Other securities:
  FVO general account securities......            --                     7              --              7
  FVO contractholder-directed unit-
     linked investments...............         2,240                    --              --          2,240
                                              ------              --------          ------       --------
     Total other securities...........         2,240                     7              --          2,247
                                              ------              --------          ------       --------
Short-term investments (1)............           390                   584             173          1,147
Mortgage loans held by consolidated
  securitization entities.............            --                 6,840              --          6,840
Derivative assets: (2)
  Interest rate contracts.............             5                   804              10            819
  Foreign currency contracts..........            --                   589              --            589
  Credit contracts....................            --                     3              12             15
  Equity market contracts.............            --                    77              20             97
                                              ------              --------          ------       --------
     Total derivative assets..........             5                 1,473              42          1,520
                                              ------              --------          ------       --------
Net embedded derivatives within asset
  host contracts (3)..................            --                    --             936            936
Separate account assets (4)...........            76                61,410             133         61,619
                                              ------              --------          ------       --------
       Total assets...................        $7,370              $107,545          $4,723       $119,638
                                              ======              ========          ======       ========
LIABILITIES
Derivative liabilities: (2)
  Interest rate contracts.............        $    7              $    315          $   71       $    393
  Foreign currency contracts..........            --                    69              --             69
  Credit contracts....................            --                    21               1             22
  Equity market contracts.............            --                    --               8              8
                                              ------              --------          ------       --------
     Total derivative liabilities.....             7                   405              80            492
                                              ------              --------          ------       --------
Net embedded derivatives within
  liability host contracts (3)........            --                    --             259            259
Long-term debt of consolidated
  securitization entities.............            --                 6,773              --          6,773
                                              ------              --------          ------       --------
     Total liabilities................        $    7              $  7,178          $  339       $  7,524
                                              ======              ========          ======       ========



     See "-- Variable Interest Entities" in Note 2 for discussion of CSEs included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2009
                                      -----------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                      ------------------   -----------------   ------------   ---------
                                                                (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........        $   --              $13,793           $1,605       $15,398
  Foreign corporate securities......            --                6,344              994         7,338
  U.S. Treasury and agency
     securities.....................         3,972                2,252               33         6,257
  RMBS..............................            --                5,827               25         5,852
  CMBS..............................            --                2,572               45         2,617
  ABS...............................            --                1,452              537         1,989
  State and political subdivision
     securities.....................            --                1,147               32         1,179
  Foreign government securities.....            --                  629               16           645
                                            ------              -------           ------       -------
     Total fixed maturity
       securities...................         3,972               34,016            3,287        41,275
                                            ------              -------           ------       -------
Equity securities:
  Non-redeemable preferred stock....            --                   48              258           306
  Common stock......................            72                   70               11           153
                                            ------              -------           ------       -------
     Total equity securities........            72                  118              269           459
                                            ------              -------           ------       -------
Other securities....................           931                    7               --           938
Short-term investments (1)..........         1,057                  703                8         1,768
Derivative assets (2)...............             3                1,410               57         1,470
Net embedded derivatives within
  asset host contracts (3)..........            --                   --              724           724
Separate account assets (4).........            69               49,227              153        49,449
                                            ------              -------           ------       -------
     Total assets...................        $6,104              $85,481           $4,498       $96,083
                                            ======              =======           ======       =======
LIABILITIES
Derivative liabilities (2)..........        $    1              $   336           $   10       $   347
Net embedded derivatives within
  liability host contracts (3)......            --                   --              279           279
                                            ------              -------           ------       -------
     Total liabilities..............        $    1              $   336           $  289       $   626
                                            ======              =======           ======       =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

   (2) Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

   (3) Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented in the consolidated balance sheets within policyholder account balances and other liabilities. At December 31, 2010, fixed maturity securities and equity securities also included embedded derivatives of $3 million and ($5) million, respectively. At December 31, 2009, fixed maturity securities and equity securities included embedded derivatives of $0 and ($5) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     When available, the estimated fair value of the Company's fixed maturity, equity and other securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans

     Mortgage loans presented in the tables above consist of commercial mortgage loans held by CSEs for which the Company has elected the FVO and which are carried at estimated fair value. As discussed in Note 1, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company adopted new guidance effective January 1, 2010 and consolidated certain securitization entities that hold commercial mortgage loans. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

     Embedded derivatives principally include certain direct and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances in the consolidated balance sheets.

     The fair value of these guarantees is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates, currency exchange rates and observable and estimated implied volatilities.

     The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs. Both of these adjustments are captured as components of the spread which, when combined with the risk free rate, is used to discount the cash flows of the liability for purposes of determining its fair value.

     The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described above to an affiliated reinsurance company that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     As part of its regular review of critical accounting estimates, the Company periodically assesses inputs for estimating nonperformance risk (commonly referred to as "own credit") in fair value measurements. During the second quarter of 2010, the Company completed a study that aggregated and evaluated data, including historical recovery rates of insurance companies, as well as policyholder behavior observed over the past two years as the recent financial crisis evolved. As a result, at the end of the second quarter of 2010, the Company refined the way in which it incorporates expected recovery rates into the nonperformance risk adjustment for purposes of estimating the fair value of investment-type contracts and embedded derivatives within insurance contracts. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recognized a gain of $60 million, net of DAC and income tax, relating to implementing the refinement at June 30, 2010.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

     Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

     The Company has elected the FVO for the long-term debt of CSEs, which are carried at estimated fair value. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

     A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

     The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

     While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect our own assumptions about what factors market participants would use in pricing these investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder-directed unit-linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

     These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

     These assets are comprised of securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and certain exchange-traded derivatives, including financial futures. Valuation is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

          U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

          Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

     These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

     This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

  Interest rate contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Inter-Bank Offer Rate ("LIBOR") basis curves, and repurchase rates.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

  Credit contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

  Equity market contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels, and dividend yield curves.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves, and equity volatility.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

     The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

     In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

     These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

  Interest rate contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Credit contracts.

     Non-option-based -- Significant unobservable inputs may include credit correlation, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Equity market contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

     These derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

     During the year ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

     Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the year ended December 31, 2010 are summarized below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2010, fixed maturity securities transfers into Level 3 of $370 million resulted primarily from current market conditions characterized by a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade). These current market conditions have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value principally for certain private placements included in U.S. and foreign corporate securities and certain CMBS.

     During the year ended December 31, 2010, fixed maturity securities transfers out of Level 3 of $358 million and separate account assets transfers out of Level 3 of $3 million, resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to corroborate pricing received from independent pricing services with observable inputs or increases in market activity and upgraded credit ratings primarily for certain U.S. and foreign corporate securities, ABS and CMBS.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                --------------------------------------------------------------------------------------------
                                                TOTAL REALIZED/UNREALIZED
                                               GAINS (LOSSES) INCLUDED IN:
                                            --------------------------------     PURCHASES,
                                                                   OTHER           SALES,
                                 BALANCE,                      COMPREHENSIVE   ISSUANCES AND   TRANSFER INTO   TRANSFER OUT
                                JANUARY 1,  EARNINGS (1), (2)  INCOME (LOSS)  SETTLEMENTS (3)   LEVEL 3 (4)   OF LEVEL 3 (4)
                                ----------  -----------------  -------------  ---------------  -------------  --------------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...    $1,605           $  2             $ 79           $(173)           $147           $(150)
  Foreign corporate
     securities...............       994             (4)              90            (199)            114            (115)
  U.S. Treasury and agency
     securities...............        33             --                2              (1)             --              --
  RMBS........................        25             --                3             (10)             17              --
  CMBS........................        45             --               21               1              85             (22)
  ABS.........................       537             (7)              78              15               4             (59)
  State and political
     subdivision securities...        32             --                4              (1)             --              (3)
  Foreign government
     securities...............        16             --               --               4               3              (9)
                                  ------           ----             ----           -----            ----           -----
     Total fixed maturity
       securities.............    $3,287           $ (9)            $277           $(364)           $370           $(358)
                                  ======           ====             ====           =====            ====           =====
Equity securities:
  Non-redeemable preferred
     stock....................    $  258           $ 15             $  6           $ (65)           $ --           $  --
  Common stock................        11              5                3               3              --              --
                                  ------           ----             ----           -----            ----           -----
     Total equity securities..    $  269           $ 20             $  9           $ (62)           $ --           $  --
                                  ======           ====             ====           =====            ====           =====
Short-term investments........    $    8           $  1             $ --           $ 164            $ --           $  --
Net derivatives: (5)
  Interest rate contracts.....    $    2           $ 10             $(71)          $  (2)           $ --           $  --
  Foreign currency contracts..        23             --               --              --              --             (23)
  Credit contracts............         4              3               13              (9)             --              --
  Equity market contracts.....        18             (6)              --              --              --              --
                                  ------           ----             ----           -----            ----           -----
     Total net derivatives....    $   47           $  7             $(58)          $ (11)           $ --           $ (23)
                                  ======           ====             ====           =====            ====           =====
Separate account assets (6)...    $  153           $ (5)            $ --           $ (12)           $ --           $  (3)
Net embedded derivatives (7)..    $  445           $135             $ --           $  97            $ --           $  --
                                 FAIR VALUE
                                MEASUREMENTS
                                    USING
                                 SIGNIFICANT
                                UNOBSERVABLE
                                   INPUTS
                                  (LEVEL 3)
                                ------------
                                  BALANCE,
                                DECEMBER 31,
                                ------------
                                     (IN
                                  MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...     $1,510
  Foreign corporate
     securities...............        880
  U.S. Treasury and agency
     securities...............         34
  RMBS........................         35
  CMBS........................        130
  ABS.........................        568
  State and political
     subdivision securities...         32
  Foreign government
     securities...............         14
                                   ------
     Total fixed maturity
       securities.............     $3,203
                                   ======
Equity securities:
  Non-redeemable preferred
     stock....................     $  214
  Common stock................         22
                                   ------
     Total equity securities..     $  236
                                   ======
Short-term investments........     $  173
Net derivatives: (5)
  Interest rate contracts.....     $  (61)
  Foreign currency contracts..         --
  Credit contracts............         11
  Equity market contracts.....         12
                                   ------
     Total net derivatives....     $  (38)
                                   ======
Separate account assets (6)...     $  133
Net embedded derivatives (7)..     $  677

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                     ---------------------------------------------------------------------------------------
                                                          TOTAL
                                                   REALIZED/UNREALIZED
                                                 GAINS (LOSSES) INCLUDED
                                                           IN:
                                                 -----------------------     PURCHASES,
                                                               OTHER           SALES,       TRANSFER INTO
                                      BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT      BALANCE,
                                     JANUARY 1,   (1),(2)  INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)  DECEMBER 31,
                                     ----------  --------  -------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities........    $1,401      $(114)       $192           $(172)           $ 298         $1,605
  Foreign corporate securities.....       926        (95)        334             (47)            (124)           994
  U.S. Treasury and agency
     securities....................        36         --          (1)             (2)              --             33
  RMBS.............................        62         (4)          5              (9)             (29)            25
  CMBS.............................       116        (42)         50              (7)             (72)            45
  ABS..............................       558        (51)        171            (138)              (3)           537
  State and political subdivision
     securities....................        24         --           6               2               --             32
  Foreign government securities....        10         --           1              (1)               6             16
                                       ------      -----        ----           -----            -----         ------
     Total fixed maturity
       securities..................    $3,133      $(306)       $758           $(374)           $  76         $3,287
                                       ======      =====        ====           =====            =====         ======
Equity securities:
  Non-redeemable preferred stock...    $  318      $(101)       $113           $ (66)           $  (6)        $  258
  Common stock.....................         8         --          (1)              4               --             11
                                       ------      -----        ----           -----            -----         ------
     Total equity securities.......    $  326      $(101)       $112           $ (62)           $  (6)        $  269
                                       ======      =====        ====           =====            =====         ======
Other securities...................    $   50      $  --        $ --           $ (50)           $  --         $   --
Short-term investments.............    $   --      $  --        $ --           $   8            $  --         $    8
Net derivatives (5)................    $  309      $ (40)       $ (3)          $ (15)           $(204)        $   47
Separate account assets (6)........    $  159      $  (7)       $ --           $   1            $  --         $  153
Net embedded derivatives (7).......    $  657      $(328)       $ --           $ 116            $  --         $  445



                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                            -----------------------------------------------------------------------------------------------------
                                                                                  TOTAL
                                                                           REALIZED/UNREALIZED
                                                                         GAINS (LOSSES) INCLUDED
                                                                                   IN:
                                                                         -----------------------     PURCHASES,
                                                                                       OTHER           SALES,       TRANSFER INTO
                                 BALANCE,        IMPACT OF    BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT
                            DECEMBER 31, 2007  ADOPTION (8)  JANUARY 1,   (1, 2)   INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)
                            -----------------  ------------  ----------  --------  -------------  ---------------  --------------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........        $1,645            $--        $1,645      $(167)     $  (313)         $ 101            $135
  Foreign corporate
     securities...........         1,355             --         1,355        (12)        (504)          (110)            197
  U.S. Treasury and agency
     securities...........            19             --            19         --           --             34             (17)
  RMBS....................           323             --           323          2          (46)          (156)            (61)
  CMBS....................           258             --           258        (66)         (76)            --              --
  ABS.....................           925             --           925        (20)        (254)           (84)             (9)
  State and political
     subdivision
     securities...........            44             --            44         (1)         (19)            --              --
  Foreign government
     securities...........            33             --            33          1           (2)           (17)             (5)
                                  ------            ---        ------      -----      -------          -----            ----
     Total fixed maturity
       securities.........        $4,602            $--        $4,602      $(263)     $(1,214)         $(232)           $240
                                  ======            ===        ======      =====      =======          =====            ====
Equity securities:
  Non-redeemable preferred
     stock................        $  521            $--        $  521      $ (44)     $  (109)         $ (50)           $ --
  Common stock............            35             --            35         (4)          (1)           (22)             --
                                  ------            ---        ------      -----      -------          -----            ----
     Total equity
       securities.........        $  556            $--        $  556      $ (48)     $  (110)         $ (72)           $ --
                                  ======            ===        ======      =====      =======          =====            ====
Other securities..........        $   --            $--        $   --      $  --      $    --          $  50            $ --
Net derivatives (5).......        $  108            $--        $  108      $ 266      $    --          $ (65)           $ --
Separate account assets
  (6).....................        $  183            $--        $  183      $ (22)     $    --          $  --            $ (2)
Net embedded derivatives
  (7).....................        $  125            $92        $  217      $ 366      $    --          $  74            $ --
                             FAIR VALUE
                            MEASUREMENTS
                                USING
                             SIGNIFICANT
                            UNOBSERVABLE
                               INPUTS
                              (LEVEL 3)
                            ------------
                              BALANCE,
                            DECEMBER 31,
                            ------------
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........     $1,401
  Foreign corporate
     securities...........        926
  U.S. Treasury and agency
     securities...........         36
  RMBS....................         62
  CMBS....................        116
  ABS.....................        558
  State and political
     subdivision
     securities...........         24
  Foreign government
     securities...........         10
                               ------
     Total fixed maturity
       securities.........     $3,133
                               ======
Equity securities:
  Non-redeemable preferred
     stock................     $  318
  Common stock............          8
                               ------
     Total equity
       securities.........     $  326
                               ======
Other securities..........     $   50
Net derivatives (5).......     $  309
Separate account assets
  (6).....................     $  159
Net embedded derivatives
  (7).....................     $  657

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (2) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (3) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (4) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.

   (5) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (6) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) The impact of adoption of fair value measurement guidance represents the amount recognized in earnings resulting from a change in estimate for certain Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $92 million increase to net assets. Such amount was also impacted by a reduction to DAC of $30 million resulting in a net increase of $62 million. This increase was offset by a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives, resulting in a total net impact of adoption of $59 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize both realized and unrealized gains and losses due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                          -------------------------------------------------------------
                                                      CLASSIFICATION OF REALIZED/UNREALIZED
                                                       GAINS (LOSSES) INCLUDED IN EARNINGS
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 7              $ (5)               $ --            $  2
  Foreign corporate securities..........       (1)               (3)                 --              (4)
  RMBS..................................       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (8)                 --              (7)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(16)               $ --            $ (9)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ 15                $ --            $ 15
  Common stock..........................       --                 5                  --               5
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ 20                $ --            $ 20
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $135            $135

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 3              $(117)              $  --          $(114)
  Foreign corporate securities.........       (1)               (94)                 --            (95)
  RMBS.................................       --                 (4)                 --             (4)
  CMBS.................................        1                (43)                 --            (42)
  ABS..................................       --                (51)                 --            (51)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 3              $(309)              $  --          $(306)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $(101)              $  --          $(101)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $(101)              $  --          $(101)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (40)         $ (40)
Net embedded derivatives...............      $--              $  --               $(328)         $(328)



                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 5              $(172)              $ --           $(167)
  Foreign corporate securities.........       (3)                (9)                --             (12)
  RMBS.................................       --                  2                 --               2
  CMBS.................................        4                (70)                --             (66)
  ABS..................................       --                (20)                --             (20)
  State and political subdivision
     securities........................       (1)                --                 --              (1)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(269)              $ --           $(263)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (44)              $ --           $ (44)
  Common stock.........................       --                 (4)                --              (4)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (48)              $ --           $ (48)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $266           $ 266
Net embedded derivatives...............      $--              $  --               $366           $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses, due to changes in estimated fair value, recorded in earnings for Level 3 assets and liabilities that were still held at the respective time periods:

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                    RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2010
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 6              $(10)               $ --            $ (4)
  Foreign corporate securities..........       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (2)                 --              (1)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(12)               $ --            $ (5)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ --                $ --            $ --
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ --                $ --            $ --
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $137            $137

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2009
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
  Fixed maturity securities:
  U.S. corporate securities............      $ 6              $(105)              $  --          $ (99)
  Foreign corporate securities.........       (1)               (43)                 --            (44)
  CMBS.................................        1                (56)                 --            (55)
  ABS..................................       --                (21)                 --            (21)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 6              $(225)              $  --          $(219)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (38)              $  --          $ (38)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $ (38)              $  --          $ (38)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (33)         $ (33)
Net embedded derivatives...............      $--              $  --               $(332)         $(332)



                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2008
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 4              $(139)              $ --           $(135)
  Foreign corporate securities.........       (3)                (6)                --              (9)
  CMBS.................................        4                (69)                --             (65)
  ABS..................................       --                (16)                --             (16)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(230)              $ --           $(224)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (29)              $ --           $ (29)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (29)              $ --           $ (29)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $233           $ 233
Net embedded derivatives...............      $--              $  --               $353           $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FVO -- CONSOLIDATED SECURITIZATION ENTITIES

     As discussed in Note 1, upon the adoption of new guidance effective January 1, 2010, the Company elected fair value accounting for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Unpaid principal balance........................................        $6,636
Excess of estimated fair value over unpaid principal balance....           204
                                                                        ------
  Carrying value at estimated fair value........................        $6,840
                                                                        ======



     The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Contractual principal balance...................................        $6,541
Excess of estimated fair value over contractual principal
  balance.......................................................           232
                                                                        ------
  Carrying value at estimated fair value........................        $6,773
                                                                        ======



     Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses), which is summarized in Note 2.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                YEARS ENDED DECEMBER 31,
                         ------------------------------------------------------------------------------------------------------
                                            2010                                        2009
                         -----------------------------------------   -----------------------------------------        2008
                                           ESTIMATED        NET                        ESTIMATED        NET      --------------
                            CARRYING          FAIR      INVESTMENT      CARRYING          FAIR      INVESTMENT      CARRYING
                         VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO
                           MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT
                         --------------   -----------   ----------   --------------   -----------   ----------   --------------
                                                                      (IN MILLIONS)
Mortgage loans, net
  (1).................         $--            $--          $ --           $ --            $--          $ --            $24
Other limited
  partnership
  interests (2).......         $33            $22          $(11)          $110            $44          $(66)           $11
Real estate joint
  ventures (3)........         $25            $ 5          $(20)          $ 90            $48          $(42)           $--
                         YEARS ENDED DECEMBER 31,
                         ------------------------
                                   2008
                         ------------------------
                          ESTIMATED        NET
                             FAIR      INVESTMENT
                         VALUE AFTER      GAINS
                         MEASUREMENT    (LOSSES)
                         -----------   ----------
                               (IN MILLIONS)
Mortgage loans, net
  (1).................       $--          $(24)
Other limited
  partnership
  interests (2).......       $ 6          $ (5)
Real estate joint
  ventures (3)........       $--          $ --


--------

   (1) Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $23 million and $32 million at December 31, 2010 and 2009, respectively.

   (3) Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $3 million and $40 million at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2010                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net (1)...............................                $ 5,890       $ 6,022
Policy loans..........................................                $ 1,190       $ 1,260
Real estate joint ventures (2)........................                $    79       $   102
Other limited partnership interests(2)................                $   104       $   116
Short-term investments (3)............................                $    88       $    88
Cash and cash equivalents.............................                $ 1,928       $ 1,928
Accrued investment income.............................                $   559       $   559
Premiums, reinsurance and other receivables(2)........                $ 5,959       $ 6,164
LIABILITIES
Policyholder account balances (2).....................                $24,622       $26,061
Payables for collateral under securities loaned and
  other transactions..................................                $ 8,103       $ 8,103
Long-term debt (4)....................................                $   795       $   930
Other liabilities (2).................................                $   294       $   294
Separate account liabilities (2)......................                $ 1,407       $ 1,407
COMMITMENTS (5)
Mortgage loan commitments.............................    $270        $    --       $    (2)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $315        $    --       $   (12)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2009                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net...................................                $ 4,748       $ 4,345
Policy loans..........................................                $ 1,189       $ 1,243
Real estate joint ventures (2)........................                $    64       $    62
Other limited partnership interests (2)...............                $   128       $   151
Short-term investments (3)............................                $     7       $     7
Cash and cash equivalents.............................                $ 2,574       $ 2,574
Accrued investment income.............................                $   516       $   516
Premiums, reinsurance and other receivables (2).......                $ 4,582       $ 4,032
LIABILITIES
Policyholder account balances (2).....................                $24,591       $24,233
Payables for collateral under securities loaned and
  other transactions..................................                $ 7,169       $ 7,169
Long-term debt........................................                $   950       $ 1,003
Other liabilities (2).................................                $   188       $   188
Separate account liabilities (2)......................                $ 1,367       $ 1,367
COMMITMENTS (5)
Mortgage loan commitments.............................    $131        $    --       $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $445        $    --       $   (29)


--------

   (1) Mortgage loans as presented in the table above differs from the amount presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs.

   (2) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (3) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because these tables do not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

   (4) Long-term debt as presented in the table above differs from the amount presented in the consolidated balance sheet because this table does not include long-term debt of CSEs.

   (5) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the tables above. The estimated fair value for these financial instruments approximates carrying value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage Loans

     The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans

     For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests

     Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments

     Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

     Cash and Cash Equivalents

     Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income

     Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding tables. The estimated fair value is determined as the present value of expected future cash flows under the related contracts, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Policyholder Account Balances

     Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

     Payables for Collateral Under Securities Loaned and Other Transactions

     The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

     Long-term Debt

     The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Other Liabilities

     Other liabilities included in the tables above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance treaties accounted for as deposit type treaties. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the carrying values.

     Separate Account Liabilities

     Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

     The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                             DAC     VOBA     TOTAL
                                                           ------   ------   -------
                                                                 (IN MILLIONS)
Balance at January 1, 2008...............................  $2,252   $2,696   $ 4,948
  Capitalizations........................................     835       --       835
                                                           ------   ------   -------
     Subtotal............................................   3,087    2,696     5,783
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................    (190)     (35)     (225)
     Other expenses......................................    (504)    (434)     (938)
                                                           ------   ------   -------
       Total amortization................................    (694)    (469)   (1,163)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................     389      434       823
  Effect of foreign currency translation.................      (3)      --        (3)
                                                           ------   ------   -------
Balance at December 31, 2008.............................   2,779    2,661     5,440
  Capitalizations........................................     851       --       851
                                                           ------   ------   -------
     Subtotal............................................   3,630    2,661     6,291
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     225       86       311
     Other expenses......................................    (408)    (197)     (605)
                                                           ------   ------   -------
       Total amortization................................    (183)    (111)     (294)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (322)    (433)     (755)
  Effect of foreign currency translation.................       2       --         2
                                                           ------   ------   -------
Balance at December 31, 2009.............................   3,127    2,117     5,244
  Capitalizations........................................     978       --       978
                                                           ------   ------   -------
       Subtotal..........................................   4,105    2,117     6,222
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     (67)     (17)      (84)
     Other expenses......................................    (458)    (297)     (755)
                                                           ------   ------   -------
       Total amortization................................    (525)    (314)     (839)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (167)    (117)     (284)
                                                           ------   ------   -------
Balance at December 31, 2010.............................  $3,413   $1,686   $ 5,099
                                                           ======   ======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $292 million in 2011, $250 million in 2012, $201 million in 2013, $163 million in 2014 and $131 million in 2015.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2010     2009     2010     2009     2010     2009
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,985   $1,785   $  996   $1,275   $2,981   $3,060
Corporate Benefit Funding..............       8        6        1        1        9        7
Insurance Products.....................   1,329    1,292      689      841    2,018    2,133
Corporate & Other......................      91       44       --       --       91       44
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,413   $3,127   $1,686   $2,117   $5,099   $5,244
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Retirement Products...............................................  $219     $219
Corporate Benefit Funding.........................................   307      307
Insurance Products:
  Non-medical health..............................................     5        5
  Individual life.................................................    17       17
                                                                    ----     ----
     Total Insurance Products.....................................    22       22
Corporate & Other.................................................   405      405
                                                                    ----     ----
Total.............................................................  $953     $953
                                                                    ====     ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2010 based upon data at June 30, 2010. The tests indicated that goodwill was not impaired.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                                                             POLICYHOLDER      OTHER POLICY-
                                        FUTURE POLICY          ACCOUNT            RELATED
                                           BENEFITS            BALANCES           BALANCES
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2010      2009      2010      2009     2010     2009
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,718   $ 1,435   $20,990   $21,059   $   18   $   19
Corporate Benefit Funding...........   12,991    12,697     9,452     9,393        5        5
Insurance Products..................    3,060     2,391     6,592     6,052    2,268    1,997
Corporate & Other...................    5,429     5,098     2,257       938      361      276
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $23,198   $21,621   $39,291   $37,442   $2,652   $2,297
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $215      $224      $232
Amortization..............................................   (12)       (9)       (8)
                                                            ----      ----      ----
Balance at December 31,...................................  $203      $215      $224
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $13 million in 2011, $15 million in 2012, $16 million in 2013, $17 million in 2014 and $17 million in 2015.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $493      $422      $403
Capitalization............................................   100       124       111
Amortization..............................................   (56)      (53)      (92)
                                                            ----      ----      ----
Balance at December 31,...................................  $537      $493      $422
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $61.6 billion and $49.4 billion at December 31, 2010 and 2009, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1,085 million, $804 million and $893 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     For the years ended December 31, 2010, 2009 and 2008, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain SPEs that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2010, 2009 and 2008, the Company issued $19.1 billion, $14.5 billion and $2.8 billion, respectively, and repaid $18.6 billion, $15.3 billion and $1.1 billion, respectively, of such funding agreements. At December 31, 2010 and 2009, funding agreements outstanding, which are included in policyholder account balances, were $6.6 billion and $6.1 billion, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $78 million, $127 million and $192 million, respectively.

     MICC is a member of the FHLB of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2010 and 2009, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $100 million and $326 million at December 31, 2010 and 2009, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $211 million and $419 million at December 31, 2010 and 2009, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $1 million, $6 million and $15 million, respectively.

     During 2010, MICC issued funding agreements to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such SPEs was $200 million at December 31, 2010, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural mortgage loans with a carrying value of $231 million at December 31, 2010. During the year ended December 31, 2010, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $2 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $805      $691      $612
  Less: Reinsurance recoverables..........................   706       589       463
                                                            ----      ----      ----
Net balance at January 1,.................................    99       102       149
                                                            ----      ----      ----
Incurred related to:
  Current year............................................    24        26         8
  Prior years.............................................   (12)      (17)      (29)
                                                            ----      ----      ----
     Total incurred.......................................    12         9       (21)
                                                            ----      ----      ----
Paid related to:
  Current year............................................    (1)       (1)       (2)
  Prior years.............................................   (10)      (11)      (24)
                                                            ----      ----      ----
     Total paid...........................................   (11)      (12)      (26)
                                                            ----      ----      ----
Net balance at December 31,...............................   100        99       102
  Add: Reinsurance recoverables...........................   878       706       589
                                                            ----      ----      ----
Balance at December 31,...................................  $978      $805      $691
                                                            ====      ====      ====



     During 2010, 2009 and 2008, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $12 million, $17 million and $29 million for the years ended December 31, 2010, 2009 and 2008, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2010                             2009
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  21,840             N/A        $  15,705             N/A
Net amount at risk (2)..................     $     415 (3)         N/A        $   1,018 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  42,553       $  30,613        $  35,687       $  22,157
Net amount at risk (2)..................     $   3,200 (3)   $   3,523 (4)    $   5,093 (3)   $   4,158 (4)
Average attained age of
  contractholders.......................      60 years        62 years         60 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2010           2009
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,740      $   3,805
Net amount at risk (2).....................................    $  51,639 (3)  $  58,134 (3)
Average attained age of policyholders......................     59 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                          UNIVERSAL AND
                                                                          VARIABLE LIFE
                                                                            CONTRACTS
                                                                          -------------
                                                  ANNUITY CONTRACTS
                                             --------------------------
                                             GUARANTEED     GUARANTEED
                                                DEATH     ANNUITIZATION     SECONDARY
                                              BENEFITS       BENEFITS       GUARANTEES     TOTAL
                                             ----------   -------------   -------------   ------
                                                                (IN MILLIONS)
DIRECT:
  Balance at January 1, 2008...............     $ 30           $ 45            $ 65       $  140
     Incurred guaranteed benefits..........      118            176              43          337
     Paid guaranteed benefits..............      (50)            --              --          (50)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       98            221             108          427
     Incurred guaranteed benefits..........       48             (6)            187          229
     Paid guaranteed benefits..............      (89)            --              --          (89)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       57            215             295          567
     Incurred guaranteed benefits..........       52             66             601          719
     Paid guaranteed benefits..............      (30)            --              --          (30)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 79           $281            $896       $1,256
                                                ====           ====            ====       ======
CEDED:
  Balance at January 1, 2008...............     $ 28           $ 17            $ --       $   45
     Incurred guaranteed benefits..........       94             55              --          149
     Paid guaranteed benefits..............      (36)            --              --          (36)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       86             72              --          158
     Incurred guaranteed benefits..........       38              2             142          182
     Paid guaranteed benefits..............      (68)            --              --          (68)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       56             74             142          272
     Incurred guaranteed benefits..........       38             23             515          576
     Paid guaranteed benefits..............      (18)            --              --          (18)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 76           $ 97            $657       $  830
                                                ====           ====            ====       ======
NET:
  Balance at January 1, 2008...............     $  2           $ 28            $ 65       $   95
     Incurred guaranteed benefits..........       24            121              43          188
     Paid guaranteed benefits..............      (14)            --              --          (14)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       12            149             108          269
     Incurred guaranteed benefits..........       10             (8)             45           47
     Paid guaranteed benefits..............      (21)            --              --          (21)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............        1            141             153          295
     Incurred guaranteed benefits..........       14             43              86          143
     Paid guaranteed benefits..............      (12)            --              --          (12)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $  3           $184            $239       $  426
                                                ====           ====            ====       ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2010      2009
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $34,207   $27,202
  Balanced....................................................   19,552    14,693
  Bond........................................................    4,330     2,682
  Money Market................................................    1,136     1,454
  Specialty...................................................    1,004       824
                                                                -------   -------
     Total....................................................  $60,229   $46,855
                                                                =======   =======



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

     The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2010 and 2009, were immaterial.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.9 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured. At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                            2010      2009      2008
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums.......................................  $ 1,559   $ 1,782   $ 1,042
  Reinsurance assumed...................................       13        14        15
  Reinsurance ceded.....................................     (505)     (484)     (423)
                                                          -------   -------   -------
     Net premiums.......................................  $ 1,067   $ 1,312   $   634
                                                          =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees........................................  $ 2,104   $ 1,681   $ 1,710
  Reinsurance assumed...................................      120       115       197
  Reinsurance ceded.....................................     (585)     (416)     (529)
                                                          -------   -------   -------
     Net universal life and investment-type product
       policy fees......................................  $ 1,639   $ 1,380   $ 1,378
                                                          =======   =======   =======
OTHER REVENUES:
  Direct other revenues.................................  $   200   $   121   $   147
  Reinsurance ceded.....................................      303       477        83
                                                          -------   -------   -------
     Net other revenues.................................  $   503   $   598   $   230
                                                          =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...............  $ 3,708   $ 3,314   $ 2,775
  Reinsurance assumed...................................       31        10        23
  Reinsurance ceded.....................................   (1,834)   (1,259)   (1,352)
                                                          -------   -------   -------
     Net policyholder benefits and claims...............  $ 1,905   $ 2,065   $ 1,446
                                                          =======   =======   =======
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Direct interest credited to policyholder account
     balances...........................................  $ 1,265   $ 1,270   $ 1,095
  Reinsurance assumed...................................       64        64        57
  Reinsurance ceded.....................................      (58)      (33)      (22)
                                                          -------   -------   -------
     Net interest credited to policyholder account
       balances.........................................  $ 1,271   $ 1,301   $ 1,130
                                                          =======   =======   =======
OTHER EXPENSES:
  Direct other expenses.................................  $ 2,110   $ 1,034   $ 1,796
  Reinsurance assumed...................................       90       105        96
  Reinsurance ceded.....................................      121        68        41
                                                          -------   -------   -------
     Net other expenses.................................  $ 2,321   $ 1,207   $ 1,933
                                                          =======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                DECEMBER 31, 2010
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $17,008    $   40   $16,592      $   376
Deferred policy acquisition costs and value of
  business acquired..............................    5,099       164      (499)       5,434
                                                   -------    ------   -------      -------
  Total assets...................................  $22,107    $  204   $16,093      $ 5,810
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $23,198    $   87   $    --      $23,111
Other policy-related balances....................    2,652     1,435       543          674
Other liabilities................................    4,503        12     3,409        1,082
                                                   -------    ------   -------      -------
  Total liabilities..............................  $30,353    $1,534   $ 3,952      $24,867
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Other policy-related balances....................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $26,095    $1,483   $ 1,626      $22,986
                                                   =======    ======   =======      =======



     Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded reinsurance were $4.7 billion and $4.6 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed reinsurance at December 31, 2010 and 2009.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  13     $  14     $  15
  Reinsurance ceded (1)....................................   (191)     (166)     (116)
                                                             -----     -----     -----
     Net premiums..........................................  $(178)    $(152)    $(101)
                                                             =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 120     $ 115     $ 197
  Reinsurance ceded (1)....................................   (308)     (168)     (278)
                                                             -----     -----     -----
     Net universal life and investment-type product policy
       fees................................................  $(188)    $ (53)    $ (81)
                                                             =====     =====     =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --     $  --     $  --
  Reinsurance ceded........................................    303       477        83
                                                             -----     -----     -----
     Net other revenues....................................  $ 303     $ 477     $  83
                                                             =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $  29     $   8     $  19
  Reinsurance ceded (1)....................................   (343)     (239)     (274)
                                                             -----     -----     -----
     Net policyholder benefits and claims..................  $(314)    $(231)    $(255)
                                                             =====     =====     =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64     $  64     $  57
  Reinsurance ceded........................................    (59)      (33)      (22)
                                                             -----     -----     -----
     Net interest credited to policyholder account
       balances............................................  $   5     $  31     $  35
                                                             =====     =====     =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $  90     $ 105     $  97
  Reinsurance ceded (1)....................................    152       102        76
                                                             -----     -----     -----
     Net other expenses....................................  $ 242     $ 207     $ 173
                                                             =====     =====     =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded other expenses of $9 million, $36 million, $47 million and ($1) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2010               2009
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.......   $   40   $9,826    $   30   $7,157
Deferred policy acquisition costs and value of
  business acquired...............................      164     (484)      230     (399)
                                                     ------   ------    ------   ------
  Total assets....................................   $  204   $9,342    $  260   $6,758
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   41   $   --    $   27   $   --
Other policy-related balances.....................    1,435      508     1,393      284
Other liabilities.................................       12    3,200         9    1,150
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,488   $3,708    $1,429   $1,434
                                                     ======   ======    ======   ======



     The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $936 million and $724 million at December 31, 2010 and 2009, respectively. For the years ended December 31, 2010, 2009 and 2008, net derivative gains (losses) included ($2) million, ($1,456) million, and $1,685 million, respectively, in changes in fair value of such embedded derivatives.

     MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $5 million at December 31, 2010 and decreased the funds withheld balance by $11 million at December 31, 2009. The changes in fair value of the embedded derivatives included in net derivative gains (losses), were ($17) million, ($16) million and $27 million at December 31, 2010, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $304 million and $180 million at December 31, 2010 and 2009, respectively, and are considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $81 million, $36 million and $38 million at December 31, 2010, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2010 and 2009, unearned revenue related to the experience refund was $560 million and $337 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effective yield methodology to include these updated assumptions and resultant projected cash flows. The deposit receivable balance for these treaties was increased by $62 million and $279 million, with a corresponding increase in other revenues during the years ended December 31, 2010 and 2009, respectively.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.4 billion and $4.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded affiliated reinsurance were $4.6 billion and $4.4 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed affiliated reinsurance at December 31, 2010 and 2009.

9.  DEBT

     Long-term debt outstanding was as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038.....................  $750     $750
Surplus notes, interest rate 6-month LIBOR plus 1.80%, due 2011...    --      200
                                                                    ----     ----
Total long-term debt -- affiliated................................   750      950
Long-term debt -- unaffiliated....................................    45       --
                                                                    ----     ----
Total long-term debt(1)...........................................  $795     $950
                                                                    ====     ====



--------

   (1) Excludes $6,773 million at December 31, 2010 of long-term debt relating to CSEs. See Note 2.

     On December 23, 2010, Greater Sandhill I, LLC, an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets.

     In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note to MetLife Credit Corporation.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2010 were $45 million in 2030 and $750 million in 2038.

     Interest expense related to the Company's indebtedness included in other expenses was $70 million, $71 million and $72 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At both December 31, 2010 and 2009, the Company did not have any short-term debt. During the years ended December 31, 2009 and 2008, the weighted average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively. The Company did not have any short-term debt activity in 2010.

10.  INCOME TAX

     The provision for income tax from continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Current:
  Federal...................................................  $ 55   $  24   $(50)
  State and local...........................................    --       1     (2)
  Foreign...................................................    (4)     (4)    --
                                                              ----   -----   ----
     Subtotal...............................................    51      21    (52)
                                                              ----   -----   ----
Deferred:
  Federal...................................................   274    (380)   260
  Foreign...................................................    (5)     (9)    (5)
                                                              ----   -----   ----
     Subtotal...............................................   269    (389)   255
                                                              ----   -----   ----
Provision for income tax expense (benefit)..................  $320   $(368)  $203
                                                              ====   =====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $377   $(285)  $273
Tax effect of:
  Tax-exempt investment income..............................   (67)    (69)   (65)
  Prior year tax............................................     8     (17)    (4)
  Foreign tax rate differential and change in valuation
     allowance..............................................     7       3     --
  State tax, net of federal benefit.........................    --      --     (1)
  Tax credits...............................................    (6)     --     --
  Other, net................................................     1      --     --
                                                              ----   -----   ----
     Provision for income tax expense (benefit).............  $320   $(368)  $203
                                                              ====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,298   $1,574
  Net operating loss carryforwards..............................      99      111
  Net unrealized investment losses..............................      --      372
  Operating lease reserves......................................       2        4
  Capital loss carryforwards....................................     359      423
  Investments, including derivatives............................     297      304
  Tax credit carryforwards......................................     167      102
  Other.........................................................      20       16
                                                                  ------   ------
                                                                   2,242    2,906
  Less: Valuation allowance.....................................       4       --
                                                                  ------   ------
                                                                   2,238    2,906
                                                                  ------   ------
Deferred income tax liabilities:
  Net unrealized investment gains...............................     166       --
  DAC and VOBA..................................................   1,713    1,748
  Other.........................................................       3       11
                                                                  ------   ------
                                                                   1,882    1,759
                                                                  ------   ------
Net deferred income tax asset...................................  $  356   $1,147
                                                                  ======   ======



     Domestic net operating loss carryforwards of $60 million at December 31, 2010 will expire beginning in 2025. State net operating loss carryforwards of $44 million at December 31, 2010 will expire beginning in 2011. Foreign net operating loss carryforwards of $280 million at December 31, 2010 have an indefinite expiration. Domestic capital loss carryforwards of $1,027 million at December 31, 2010 will expire beginning in 2011. Tax credit carryforwards of $167 million at December 31, 2010 will expire beginning in 2017.

     The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2010, the Company recorded an overall increase to the deferred tax valuation allowance of $4 million.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 and 2006 tax years, began in April 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

     At December 31, 2010, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $38 million, $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at January 1,.......................................   $44       $48       $53
Additions for tax positions of prior years..................     1         2        --
Additions for tax positions of current year.................    --        --         2
Reductions for tax positions of current year................    (7)       (6)       (7)
                                                               ---       ---       ---
Balance at December 31,.....................................   $38       $44       $48
                                                               ===       ===       ===



     During the year ended December 31, 2010, the Company recognized $5 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2010, the Company had $9 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $5 million from December 31, 2009. The $5 million increase resulted from a modification to the cumulative interest due regarding the liability for unrecognized benefits.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2010 and 2009, the Company recognized an income tax benefit of $67 million and $68 million, respectively, related to the separate account DRD. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return. The 2009 benefit included a benefit of $16 million related to a true-up of the 2008 tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2010.

     Sales Practices Claims. Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On July 20, 2010, the United States Court of Appeals for the Second Circuit issued an order affirming the district court's judgment in favor of MetLife Insurance Company of Connecticut and the district court's order denying defendant's post-trial motions. On October 14, 2010, the Second Circuit issued an order denying defendant's petition for rehearing of its appeal. On October 20, 2010, the defendant paid MetLife Insurance Company of Connecticut approximately $42 million, which represents the judgment amount due to MetLife Insurance Company of Connecticut. This lawsuit is now fully resolved.

     Retained Asset Account Matters. The New York Attorney General announced on July 29, 2010 that his office had launched a major fraud investigation into the life insurance industry for practices related to the use of retained asset accounts as a settlement option for death benefits and that subpoenas requesting comprehensive data related to retained asset accounts had been served on MetLife, Inc. and other insurance carriers. MetLife, Inc. received the subpoena on July 30, 2010. Metropolitan Life Insurance Company and its affiliates have received requests for documents and information from U.S. congressional committees and members as well as various state regulatory bodies, including the New York Insurance Department. It is possible that other state and federal regulators or legislative bodies may pursue similar investigations or make related inquiries. Management cannot predict what effect any such investigations might have on the Company's earnings or the availability of the Company's retained asset account known as the Total Control Account ("TCA"), but management believes that the Company's financial statements taken as a whole would not be materially affected. Management believes that any allegations that information about the TCA is not adequately disclosed or that the accounts are fraudulent or otherwise violate state or federal laws are without merit.

     Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is required to refund several million dollars it collected and/or to stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

     A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome or provide reasonable ranges of potential losses of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                     DECEMBER 31,
                                                                 -------------------
                                                                   2010       2009
                                                                 --------   --------
                                                                    (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.......  $      8   $      8
  Premium tax offsets currently available for paid
     assessments...............................................         1          1
                                                                 --------   --------
                                                                      $ 9        $ 9
                                                                 ========   ========
Other Liabilities:
  Insolvency assessments.......................................       $13        $13
                                                                 ========   ========



     Assessments levied against the Company were $1 million, $1 million and less than $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2011...........................................................    $10       $ 6
2012...........................................................    $ 9       $--
2013...........................................................    $ 9       $--
2014...........................................................    $ 7       $--
2015...........................................................    $ 6       $--
Thereafter.....................................................    $74       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion and $1.5 billion at December 31, 2010 and 2009, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $270 million and $131 million at December 31, 2010 and 2009, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $315 million and $445 million at December 31, 2010 and 2009, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2010 and 2009, the Company had agreed to fund up to $114 million and $126 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $144 million and $158 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $297 million and $322 million at December 31, 2010 and 2009, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2010 and 2009. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2010 and 2009. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $668 million, $81 million and $242 million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $5.1 billion and $4.9 billion at December 31, 2010 and 2009, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $2 million, ($24) million and ($482) million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1.5 billion and $1.4 billion at December 31, 2010 and 2009, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its shareholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2010, MetLife Insurance Company of Connecticut paid a dividend of $330 million. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. During the year ended December 31, 2008, MetLife Insurance Company of Connecticut paid a dividend of $500 million. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2011 without prior regulatory approval is $517 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2010, 2009 and 2008, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2010, MLI-USA cannot pay any dividends in 2011 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2010, 2009 and 2008 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $2,032   $ 3,365   $(5,022)
Income tax effect of holding gains (losses)..............    (705)   (1,174)    1,760
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................    (130)      588       674
  Amortization of premiums and accretion of discounts
     associated with investments.........................     (85)      (83)      (48)
Income tax effect........................................      74      (176)     (220)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................    (317)     (755)      823
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................     110       263      (288)
                                                           ------   -------   -------
Net unrealized investment gains (losses), net of income
  tax....................................................     979     2,028    (2,321)
Foreign currency translation adjustments, net of income
  tax....................................................     (16)       45      (166)
                                                           ------   -------   -------
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............     963     2,073    (2,487)
Cumulative effect of change in accounting principle, net
  of income tax expense (benefit) of $18 million, ($12)
  million and $0 (see Note 1)............................      34       (22)       --
                                                           ------   -------   -------
     Other comprehensive income (loss)...................  $  997   $ 2,051   $(2,487)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  OTHER EXPENSES

     Information on other expenses was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  283   $  148   $  118
Commissions...............................................     936      796      735
Volume-related costs......................................     130      308      374
Affiliated interest costs on ceded reinsurance............     162      107       96
Capitalization of DAC.....................................    (978)    (851)    (835)
Amortization of DAC and VOBA..............................     839      294    1,163
Interest expense on debt and debt issue costs.............     472       71       72
Premium taxes, licenses & fees............................      47       45       38
Professional services.....................................      38       17       18
Rent......................................................      29        3        4
Other.....................................................     363      269      150
                                                            ------   ------   ------
  Total other expenses....................................  $2,321   $1,207   $1,933
                                                            ======   ======   ======



  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

     See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUE COSTS

     Interest expense on debt and debt issue costs includes interest expense on debt (See Note 9) and interest expense related to CSEs of $402 million for the year ended December 31, 2010, and $0 for both of the years ended December 31, 2009 and 2008. See Note 2.

  AFFILIATED EXPENSES

     Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value and investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and services include variable life, universal life, term life and whole life products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings does not equate to net income (loss) as determined in accordance with GAAP and should not be viewed as a substitute for the GAAP measure. The Company believes the presentation of operating earnings herein as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses) and net derivative gains (losses); (ii) less amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses); (iii) plus scheduled periodic settlement payments on derivatives that are hedges of investments but do not qualify for hedge accounting treatment; and (iv) less net investment income related to contractholder-directed unit-linked investments.

     Operating expenses is defined as GAAP expenses (i) less changes in policyholder benefits associated with asset value fluctuations related to experience-rated contractholder liabilities; (ii) less amortization of DAC and VOBA related to net investment gains (losses) and net derivative gains (losses);
(iii) less interest credited to policyholder account balances related to contractholder-directed unit-linked investments; and (iv) plus scheduled periodic settlement payments on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     In addition, operating revenues and operating expenses do not reflect the consolidation of certain securitization entities that are VIEs as required under GAAP.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2010, 2009 and 2008 and at December 31, 2010 and 2009. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                               OPERATING EARNINGS
                                 ----------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2010      PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  240       $  643      $  184       $ --     $1,067       $ --         $1,067
Universal life and investment-
  type product policy fees.....     1,003           29         593         15      1,640         (1)         1,639
Net investment income..........       939        1,102         486        207      2,734        423          3,157
Other revenues.................       337            6         117         43        503         --            503
Net investment gains (losses)..        --           --          --         --         --        150            150
Net derivative gains (losses)..        --           --          --         --         --         58             58
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     2,519        1,780       1,380        265      5,944        630          6,574
                                   ------       ------      ------       ----     ------       ----         ------
EXPENSES
Policyholder benefits and
  claims.......................       395        1,159         321         --      1,875         30          1,905
Interest credited to
  policyholder account
  balances.....................       718          193         236         96      1,243         28          1,271
Capitalization of DAC..........      (592)          (4)       (327)       (55)      (978)        --           (978)
Amortization of DAC and VOBA...       409            2         337          7        755         84            839
Interest expense on debt.......        --           --          --         70         70        402            472
Other expenses.................     1,023           36         806        123      1,988         --          1,988
                                   ------       ------      ------       ----     ------       ----         ------
  Total expenses...............     1,953        1,386       1,373        241      4,953        544          5,497
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............       198          139           2        (49)       290         30            320
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  368       $  255      $    5       $ 73        701
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      630
  Total expenses...............................................................     (544)
  Provision for income tax (expense) benefit...................................      (30)
                                                                                  ------
INCOME (LOSS)..................................................................   $  757                    $  757
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2010:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $87,461     $30,491     $16,296     $20,637    $154,885
SEPARATE ACCOUNT ASSETS.......    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619
SEPARATE ACCOUNT LIABILITIES..    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
------------------------------  ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --        (835)          (835)
Net derivative gains
  (losses)....................        --           --          --         --          --      (1,031)        (1,031)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense on debt......        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total expenses..............     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
  Adjustments to:
  Total revenues..............................................................    (1,917)
  Total expenses..............................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS).................................................................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $73,840     $28,046     $13,647     $12,156    $127,689
SEPARATE ACCOUNT ASSETS.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
SEPARATE ACCOUNT LIABILITIES..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634      $  --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --       (445)          (445)
Net derivative gains (losses)..        --           --          --         --         --        994            994
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------      -----         ------
EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense on debt.......         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------      -----         ------
  Total expenses...............     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total expenses...............................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS)..................................................................   $  573                    $  573
                                                                                  ======                    ======



     Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2010, 2009 and 2008. Operating revenues from U.S. operations were $5.2 billion, $4.8 billion and $4.4 billion for the years ended December 31, 2010, 2009 and 2008, respectively, which represented 87%, 84% and 92%, respectively, of consolidated operating revenues.

15.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain of the agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other expenses, were $1.3 billion, $1.1 billion and $1.0 billion for the years ended December 31, 2010, 2009 and 2008, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2010      2009     2008
                                                             ------    ------    ----
                                                                   (IN MILLIONS)
Compensation...............................................  $  244    $  110    $ 98
Commissions................................................     561       511     452
Volume-related costs.......................................     177       279     331
Professional services......................................      16        --      --
Rent.......................................................      26        --      --
Other......................................................     300       200      74
                                                             ------    ------    ----
  Total other expenses.....................................  $1,324    $1,100    $955
                                                             ======    ======    ====



     Revenues received from affiliates related to these agreements were recorded as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2010      2009      2008
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Universal life and investment-type product policy fees.......  $114       $85       $91
Other revenues...............................................  $101       $71       $65


     The Company had net receivables from affiliates of $60 million and $46 million at December 31, 2010 and 2009, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2010
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
----------------------------------------------  ------------------   ----------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 7,665          $ 7,676        $ 7,676
     Foreign government securities............            824              903            903
     Public utilities.........................          2,247            2,344          2,344
     State and political subdivision
       securities.............................          1,755            1,646          1,646
     All other corporate bonds................         19,558           20,395         20,395
                                                      -------          -------        -------
       Total bonds............................         32,049           32,964         32,964
Mortgage-backed and asset-backed securities...         10,933           10,855         10,855
Redeemable preferred stock....................          1,150            1,105          1,105
                                                      -------          -------        -------
  Total fixed maturity securities.............         44,132           44,924         44,924
                                                      -------          -------        -------
Other securities..............................          2,126            2,247          2,247
                                                      -------          -------        -------
Equity securities:
  Non-redeemable preferred stock..............            306              268            268
Common stock:
  Industrial, miscellaneous and all other.....            121              137            137
                                                      -------          -------        -------
     Total equity securities..................            427              405            405
                                                      -------          -------        -------
Mortgage loans, net...........................         12,730                          12,730
Policy loans..................................          1,190                           1,190
Real estate and real estate joint ventures....            473                             473
Real estate acquired in satisfaction of debt..             28                              28
Other limited partnership interests...........          1,538                           1,538
Short-term investments........................          1,235                           1,235
Other invested assets.........................          1,716                           1,716
                                                      -------                         -------
       Total investments......................        $65,595                         $66,486
                                                      =======                         =======



--------

   (1) The Company's other securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2010 AND 2009
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2010      2009
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,974 and $33,325,
     respectively).............................................  $34,300   $32,132
  Equity securities available-for-sale, at estimated fair value
     (cost: $420 and $484, respectively).......................      396       448
  Mortgage loans (net of valuation allowances of $54 and $52,
     respectively).............................................    4,698     4,122
  Policy loans.................................................    1,127     1,139
  Real estate and real estate joint ventures...................      329       278
  Other limited partnership interests..........................    1,057       925
  Short-term investments, principally at estimated fair value..    1,098       923
  Investment in subsidiaries...................................    4,658     4,131
  Other invested assets, principally at estimated fair value...    1,481     1,467
                                                                 -------   -------
       Total investments.......................................   49,144    45,565
Cash and cash equivalents, principally at estimated fair
  value........................................................    1,364     1,817
Accrued investment income......................................      377       397
Premiums, reinsurance and other receivables....................    6,549     5,827
Receivables from subsidiaries..................................      665       627
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,039     2,640
Current income tax recoverable.................................       16        --
Deferred income tax assets.....................................      912     1,513
Goodwill.......................................................      885       885
Other assets...................................................      149       162
Separate account assets........................................   19,184    19,491
                                                                 -------   -------
     Total assets..............................................  $81,284   $78,924
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,453   $19,036
Policyholder account balances..................................   25,837    26,127
Other policy-related balances..................................      485       466
Payables for collateral under securities loaned and other
  transactions.................................................    6,857     5,562
Long-term debt -- affiliated...................................      750       950
Current income tax payable.....................................       --         7
Other liabilities..............................................      767       724
Separate account liabilities...................................   19,184    19,491
                                                                 -------   -------
     Total liabilities.........................................   73,333    72,363
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009...................................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      934       541
Accumulated other comprehensive income (loss)..................      212      (785)
                                                                 -------   -------
     Total stockholders' equity................................    7,951     6,561
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $81,284   $78,924
                                                                 =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                             2010     2009     2008
                                                            ------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums..................................................  $  148   $  141   $  110
Universal life and investment-type product policy fees....     633      631      741
Net investment income.....................................   2,018    1,895    2,226
Equity in earnings from subsidiaries......................     236     (316)     278
Other revenues............................................     162      328       60
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (97)    (534)    (386)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)...............................................      47      160       --
  Other net investment gains (losses).....................     152     (418)      41
                                                            ------   ------   ------
     Total net investment gains (losses)..................     102     (792)    (345)
  Net derivative gains (losses)...........................     (67)    (405)     166
                                                            ------   ------   ------
     Total revenues.......................................   3,232    1,482    3,236
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     800      801      682
Interest credited to policyholder account balances........     691      801      896
Other expenses............................................     753      494    1,006
                                                            ------   ------   ------
     Total expenses.......................................   2,244    2,096    2,584
                                                            ------   ------   ------
Income (loss) before provision for income tax.............     988     (614)     652
Provision for income tax expense (benefit)................     231     (168)      79
                                                            ------   ------   ------
Net income (loss).........................................  $  757   $ (446)  $  573
                                                            ======   ======   ======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                          2010       2009       2008
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $  1,129   $    993   $    856
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    13,203     10,125     18,221
     Equity securities................................       127        129        119
     Mortgage loans...................................       279        429        458
     Real estate and real estate joint ventures.......        14          3         15
     Other limited partnership interests..............        92         94        181
  Purchases of:
     Fixed maturity securities........................   (13,715)    (9,247)   (11,263)
     Equity securities................................       (38)       (61)       (65)
     Mortgage loans...................................      (868)      (531)      (560)
     Real estate and real estate joint ventures.......       (80)       (19)       (47)
     Other limited partnership interests..............      (204)      (127)      (340)
  Cash received in connection with freestanding
     derivatives......................................        93        225        221
  Cash paid in connection with freestanding
     derivatives......................................      (102)      (434)      (227)
  Net change in policy loans..........................        12         12       (277)
  Net change in short-term investments................      (169)       619       (934)
  Net change in other invested assets.................      (401)      (941)       (60)
                                                        --------   --------   --------
Net cash (used in) provided by investing activities...    (1,757)       276      5,442
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................    20,496     15,236      3,275
     Withdrawals......................................   (21,062)   (17,667)    (4,008)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,295     (1,421)    (2,560)
  Net change in short-term debt.......................        --       (300)       300
  Long-term debt issued -- affiliated.................        --         --        750
  Long-term debt repaid -- affiliated.................      (200)        --         --
  Debt issuance costs.................................        --         --         (8)
  Financing element on certain derivative
     instruments......................................       (24)       (53)       (46)
  Dividends on common stock...........................      (330)        --       (500)
                                                        --------   --------   --------
Net cash provided by (used in) financing activities...       175     (4,205)    (2,797)
                                                        --------   --------   --------
Change in cash and cash equivalents...................      (453)    (2,936)     3,501
Cash and cash equivalents, beginning of year..........     1,817      4,753      1,252
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,364   $  1,817   $  4,753
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     74   $     73   $     44
                                                        ========   ========   ========
  Income tax..........................................  $     98   $     76   $    (41)
                                                        ========   ========   ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  BASIS OF PRESENTATION

     The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company" or the "Registrant") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

     The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($405) million and $166 million to net derivative gains (losses) in the condensed statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $225 million and $221 million to cash received in connection with freestanding derivatives and ($434) million and ($227) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the condensed statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

2.  SUPPORT AGREEMENTS

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Irish company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) EURO14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of (a) L50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                        FUTURE POLICY
                                              DAC    BENEFITS AND OTHER   POLICYHOLDER
                                              AND      POLICY-RELATED        ACCOUNT      UNEARNED
SEGMENT                                      VOBA         BALANCES          BALANCES     REVENUE(1)
------------------------------------------  ------   ------------------   ------------   ----------
2010
Retirement Products.......................  $2,981         $ 1,736           $20,990        $ --
Corporate Benefit Funding.................       9          12,996             9,452          --
Insurance Products........................   2,018           5,328             6,592         217
Corporate & Other.........................      91           5,790             2,257          45
                                            ------         -------           -------        ----
          Total...........................  $5,099         $25,850           $39,291        $262
                                            ======         =======           =======        ====
2009
Retirement Products.......................  $3,060         $ 1,454           $21,059        $ --
Corporate Benefit Funding.................       7          12,702             9,393          --
Insurance Products........................   2,133           4,388             6,052         286
Corporate & Other.........................      44           5,374               938          14
                                            ------         -------           -------        ----
          Total...........................  $5,244         $23,918           $37,442        $300
                                            ======         =======           =======        ====
2008
Retirement Products.......................  $3,171         $ 1,245           $18,905        $ --
Corporate Benefit Funding.................       8          12,048            12,553          --
Insurance Products........................   2,254           3,971             5,531         545
Corporate & Other.........................       7           5,034               186           3
                                            ------         -------           -------        ----
          Total...........................  $5,440         $22,298           $37,175        $548
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policy-related balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                               AMORTIZATION OF
                                 PREMIUM          NET         POLICYHOLDER       DAC AND VOBA       OTHER
                               REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO      OPERATING    PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
---------------------------  --------------   ----------   -----------------   ---------------   -----------   ----------------
2010
Retirement Products........      $1,243         $  903           $1,113             $  483          $  431            $--
Corporate Benefit Funding..         672          1,098            1,341                  2              32             --
Insurance Products.........         776            478              557                347             479              5
Corporate & Other..........          15            678              165                  7             540             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,706         $3,157           $3,176             $  839          $1,482            $ 5
                                 ======         ======           ======             ======          ======            ===
2009
Retirement Products........      $1,087         $  854           $1,161             $   77          $  399            $--
Corporate Benefit Funding..         878          1,069            1,647                  3              34             --
Insurance Products.........         722            375              466                213             362              4
Corporate & Other..........           5             37               92                  1             118             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,692         $2,335           $3,366             $  294          $  913            $ 4
                                 ======         ======           ======             ======          ======            ===
2008
Retirement Products........      $  949         $  773           $  863             $  860          $  296            $--
Corporate Benefit Funding..         456          1,334            1,289                 13              33             --
Insurance Products.........         593            333              416                288             336              5
Corporate & Other..........          14             54                8                  2             105             12
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,012         $2,494           $2,576             $1,163          $  770            $17
                                 ======         ======           ======             ======          ======            ===



--------

   (1) Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2010
Life insurance in-force..........    $326,366     $289,559    $8,217     $45,024      18.3%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,310     $    263    $   13     $ 1,060       1.2%
Accident and health..............         249          242        --           7        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,559     $    505    $   13     $ 1,067       1.2%
                                     ========     ========    ======     =======
2009
Life insurance in-force..........    $278,335     $242,647    $9,044     $44,732      20.2%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,525     $    235    $   14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,782     $    484    $   14     $ 1,312       1.1%
                                     ========     ========    ======     =======
2008
Life insurance in-force..........    $226,418     $191,146    $8,800     $44,072      20.0%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $    779     $    181    $   15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,042     $    423    $   15     $   634       2.4%
                                     ========     ========    ======     =======



     For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156,577 million and $8,217 million, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


SAI 47                                                                  May 2011

                                     PART C

                                OTHER INFORMATION

ITEM 26. EXHIBITS


 EXHIBIT
  NUMBER         DESCRIPTION
------------     ---------------------------------------------------------------
    a.           Resolution of the Board of Directors of The Travelers
                 Insurance Company authorizing the establishment of the
                 Registrant. (Incorporated herein by reference to Exhibit No. 1 to Post-Effective Amendment No. 17 to the Registration
                 Statement, File No. 002-88637, on Form S-6 filed April 29,
                 1996.)

    b.           Not Applicable.

   c.1. Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers
                 Distribution LLC (Incorporated herein by reference to Exhibit c.1 to Post Effective Amendment No. 3 to the Registration
                 Statement on Form N-6, File No. 333-56952 filed February 7,
                 2003.)

   c.2. Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Travelers Fund BD III for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-65942, filed April 15,
                 2003.)

   c.3. Specimen Selling Agreement (Incorporated herein by reference to Exhibit c.3. to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No.
                 333-96519 filed April 10, 2006.)

   c.4.          Agreement and Plan of Merger between MetLife Investors
                 Distribution Company and MLI Distribution LLC dated as of
                 October 20, 2006 (Incorporated herein by reference to Exhibit c.4. to Post-Effective Amendment No. 12 to the Registration
                 Statement on Form N-6, File No. 333-96519, filed April 5,
                 2007.)

   c.5.          Retail Sales Agreement between MetLife Investors
                 Distribution Company and broker-dealers (Incorporated herein by reference to Exhibit c.5. to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2007.)

   c.6.          Services Agreement between MetLife Investors
                 Distribution Company and MetLife Insurance Company of
                 Connecticut and Amendment No. 1 to the Services Agreement.
                 (Incorporated herein by reference to Exhibit c.6. to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6, File No. 333-96519, filed May 23, 2008.)

   c.7.          Enterprise Sales Agreement between MetLife Investors
                 Distribution Company and broker-dealers dated February 2010
                 (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 2 to the MetLife of CT Separate
                 Account QPN Registration Statement on Form N-4, File No.
                 333-156911, as filed April 6, 2010.)

   d.1.          Form of Variable Life Insurance Contracts.
                 (Incorporated herein by reference to Exhibit d.1. to Post-Effective Amendment No. 4 to the Registration Statement on
                 Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.2. Accidental Death Benefit Rider. (Incorporated herein by reference to Exhibit d.2. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.3. Accelerated Death Benefit Rider. (Incorporated herein by reference to Exhibit d.3. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.4. Child Term Rider. (Incorporated herein by reference to Exhibit d.4. to Post-Effective Amendment No. 4 to the
                 Registration Statement on Form N-6, File No. 333-96519 filed
                 February 10, 2003.)

   d.5. Cost of Living Adjustment Rider. (Incorporated here in by reference to Exhibit d.5. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.6. Coverage Extension Rider. (Incorporated herein by reference to Exhibit d.6. to Post-

                 Effective Amendment No. 4 to the Registration Statement on
                 Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.7. Estate Tax Repeal Rider. (Incorporated herein by reference to Exhibit d.7. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.8. Full Surrender Charge Waiver Rider. (Incorporated herein by reference to Exhibit d.8. to Post-Effective Amendment
                 No. 4 to the Registration Statement on Form N-6, File No.
                 333-96519 filed February 10, 2003.)

   d.9. Lapse Protection Guarantee Rider. (Incorporated herein by reference to Exhibit d.9. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.10. Maturity Extension Rider. (Incorporated herein by reference to Exhibit d.10. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.11. Primary Insured Term Rider. (Incorporated herein by reference to Exhibit d.11. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.12. Spouse Term Insurance Rider. (Incorporated herein by reference to Exhibit d.12. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.13. Specified Amount Payment Rider. (Incorporated herein by reference to Exhibit d.13. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.14. Waiver of Deduction Amount Rider. (Incorporated herein by reference to Exhibit d.14. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.15. Name Change Endorsement (Incorporated herein by reference to Exhibit d.15. to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No.
                 333-96519 filed April 10, 2006.)

    e.           Application for Variable Life Insurance Contracts.
                 (Incorporated herein by reference to Exhibit e to Post-Effective Amendment No. 4 to the Registration Statement on
                 Form N-6, File No. 333-96519 filed February 10, 2003.)

   f.1. Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM for Variable
                 Annuities' Registration Statement filed on Form N-4, File No.
                 333-40193, filed November 13, 1997.)

   f.2. By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Travelers Separate Account TM for Variable
                 Annuities' Registration Statement filed on Form N-4, File No.
                 333-40193, filed November 13, 1997.)

   f.3. Certificate of Amendment to the Charter for the Travelers Insurance Company, as effective May 1, 2006.
                 (Incorporated herein by reference to Exhibit 6(c) to the Post-Effective Amendment No. 14 to the Travelers Fund ABD for
                 Variable Annuities Registration Statement filed on Form N-4,
                 File No. 033-65343, filed April 6, 2006.)

   f.4. Certificate of Correction to the Charter for the MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 6(d) to the Post-Effective Amendment
                 No. 11 to the MetLife of CT Separate Account Nine for Variable
                 Annuities Registration Statement filed on Form N-4, File No.
                 033-65326, filed October 31, 2007.)

    g. Specimen Reinsurance Contracts. (Incorporated herein by reference to Exhibit g to

                 Post-Effective Amendment No. 3 to the Travelers Fund UL for
                 Variable Life Insurance Registration Statement on Form N-6,
                 File No. 333-56952, filed February 7, 2003.)

   h.1. Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance Registration
                 Statement on Form N-6, File No. 333-56952, filed February 7,
                 2003.)

   h.2.          Participation Agreement with Metropolitan Series
                 Fund, Inc. (Incorporated herein by reference to Exhibit 8(e) to the Post-Effective Amendment No. 11 to the MetLife of CT
                 Separate Account Nine for Variable Annuities Registration
                 Statement filed on Form N-4, File No. 033-65326, filed October
                 31, 2007.)

   h.3.          Participation Agreement with Met Investors Series
                 Trust (Incorporated herein by reference to Exhibit h.3. to Post-Effective Amendment No. 9 to the Registrant's Registration
                 Statement on Form N-6, File No. 333-96519, filed April 10,
                 2006.)

   h.4(a).       Fund Participation Agreement among The Travelers Insurance
                 Company, The Travelers Life and Annuity Company, American
                 Variable Insurance Series (aka American Funds Insurance
                 Series), American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the Registrants Registration Statement on Form N-6
                 (File No. 333-71349) filed April 9, 2009).

   (b). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series,
                 Capital Research and Management Company and MetLife Insurance
                 Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of
                 CT Separate Account Eleven for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-152194, filed April 5,
                 2011.)

   h.5(a).       Amended and Restated Participation Agreement among Fidelity(R)
                 Variable Insurance Products Funds, Fidelity Distributions
                 Corporation and The Travelers Insurance Company and amendments.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the Registrants Registration Statement on Form N-6
                 (File No. 333-71349) filed April 9, 2009).

   (b).          Summary Prospectus Agreement Among Fidelity Distributors
                 Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of
                 CT Separate Account Eleven for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-152189, filed April 5,
                 2011.)

   h.6(a).       Amended and Restated Participation Agreement among Franklin
                 Templeton Variable Insurance Products Trust, Franklin/Templeton
                 Distributors, Inc., The Travelers Insurance Company, The
                 Travelers Life and Annuity Company and Travelers Distribution
                 LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrants
                 Registration Statement on Form N-6 (File No. 333-71349) filed
                 April 9, 2009).

   (b).          Amendment No. 5 dated October 5, 2010 to the Amended and
                 Restated Participation Agreement dated May 1, 2004 Among
                 Franklin Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., MetLife Insurance
                 Company of Connecticut and MetLife Investors Distribution
                 Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate
                 Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

   h.7.          Fund Participation Agreement among Janus Aspen Series, The
                 Travelers Insurance Company and The travelers Life and Annuity
                 Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrants Registration Statement on Form N-6 (File No.
                 333-71349) filed April 9, 2009).

   h.8(a).       Participation Agreement among Legg Mason Partners Variable
                 Equity Trust, Legg Mason Partners Variable Income Trust, Legg
                 Mason Investor Services, LLC, Legg Mason Partners Fund Advisor,
                 LLC and MetLife Insurance Company of Connecticut dated January
                 1, 2009. (Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the Registrants Registration Statement on
                 Form N-6 (File No. 333-71349) filed April 9, 2009).

   (b). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable
                 Equity Trust, Legg Mason Partners Variable Income Trust, Legg
                 Mason Investor Services, LLC, Legg Mason Partners Fund Advisor,
                 LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective
                 Amendment No. 3 to MetLife of CT Separate Account Eleven for
                 Variable Annuities' Registration Statement on Form N-4, File
                 No. 333-152189, filed April 5, 2011.)

   h.9.          Participation Agreement among Pioneer Variable Contracts Trust,
                 The Travelers Insurance Company and The Travelers Life and
                 Annuity Company, Pioneer Investment Management, Inc. and
                 Pioneer Funds Distributor, Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the Registrants Registration Statement on
                 Form N-6 (File No. 333-71349) filed April 9, 2009).

   h.10.         Fund Participation Agreement among The Merger Fund VL,
                 Westchester Capital management, Inc. and The Travelers
                 Insurance Company dated August 1, 2003 and amendment.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the Registrants Registration Statement on Form N-6
                 (File No. 333-71349) filed April 9, 2009).

   h.11. Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and The Travelers Insurance Company dated July 1,
                 2003.(Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the Registrants Registration Statement on
                 Form N-6 (File No. 333-71349) filed April 9, 2009).

   h.12.         Participation Agreement dated December 5, 2003 between Goldman
                 Sachs Variable Insurance Trust, The Travelers Insurance Company and The Travelers Life and Annuity Company. (filed herewith.)

    i.           Administrative Contracts. Not applicable.

    j.           None

    k. Opinion of counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit k to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519, filed
                 February 10, 2003.)

    l. Actuarial Representation Letter. (Incorporated herein by reference to Exhibit 1. to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2008.)

    m. Calculation Exhibit. (Incorporated herein by reference to Exhibit 1. to Post-Effective Amendment No. 13 to the
                 Registration Statement on Form N-6, File No. 333-96519, filed
                 April 7, 2008.)

    n.           Consent of Deloitte & Touche LLP, Independent
                 Registered Public Accounting Firm. (Filed herewith.)

    o.           Omitted Financial Statement. Not applicable.

    p.           Initial Capital Agreements. Not applicable.

    q. Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

    r.           Powers of Attorney for Michael K. Farrell, Maria R. Morris,
                 Robert E. Sollman, Jr., Stanley J. Talbi, and Peter M. Carlson
                 (Incorporated herein by reference to Exhibit r. to Post-Effective Amendment No. 16 to the Registration Statement on Form N-6, File No. 333-96519, filed on April 7, 2010.)


ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
------------------------      ------------------------------------------------------------------
Michael K. Farrell            Chairman of Board, President, Chief Executive Officer and Director

Maria R. Morris               Director

Robert E. Sollman, Jr.        Director and Executive Vice President

Steven A. Kandarian*          Executive Vice President and Chief Investment Officer

James L. Lipscomb             Executive Vice President and General Counsel

Peter M. Carlson              Executive Vice President and Chief Accounting Officer

Stanley J. Talbi              Executive Vice President and Chief Financial Officer

Jeffrey A. Welikson           Senior Vice President and Secretary

Steven J. Goulart             Senior Vice President and Treasurer

William D. Cammarata          Senior Vice President

Elizabeth M. Forget           Senior Vice President

Gene L. Lunman                Senior Vice President



* Effective May 1, 2011, Mr. Kandarian will be President and Chief Executive Officer of MetLife, Inc.


PRINCIPAL BUSINESS ADDRESS:

     The principal business address of each person shown above is MetLife, Inc., 1095 Avenue of the Americas, New York, NY 10166, except that the principal business address for Steven A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962, for William D. Cammarata is 18210 Crane Nest Drive, Tampa, FL 33647 and Gene L. Lunman is 1300 Hall Boulevard, Bloomfield, CT 06002.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     5.     Plaza Drive Properties, LLC (DE)

     6.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            A. MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                              4)    MetLife Insurance and Investment Trust
                                    (Australia) - MetLife Insurance and
                                    Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited ("MIPL"). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2.    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong).

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            (a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a.    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11. UBB - ALICO Zhivotozastrahovatelno Druzestvo AD (Bulgaria) - 40% of UBB-ALICO Zhivotozastrahovatelno Druzestvo is owned by ALICO and the remaining interests are owned by third parties.

      12.   Amcico Pojistovna A.S. (Czech Republic)

      13. Hellenic ALICO Life Insurance Company Ltd. (Cyprus) - 27.5% of Hellenic ALICO Life Insurance Company Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      14.   ALICO S.A. (France)

            a. ALICO Direct (France) - 50% of ALICO Direct is owned by ALICO S.A. and the remaining interests by AIG Europe, S.A.

            b.    ALICO Solutions S.A.S. (France)

      15. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      16. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

            a.    Hestis Courtage Sarl (France)

      17. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a.    First Hungarian-American Insurance Agency Limited (Hungary)

      18.   ALICO Life International Limited (Ireland)

      19.   ALICO Isle of Man Limited (Isle of Man)

      20.   ALICO Italia S.p.A. (Italy)

            a. Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      21. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a.    Amplico Services Sp z.o.o. (Poland)

            b.    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c. AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      22. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      23.   ALICO Asigurari Romania S.A. (Romania)

            a. ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      24.   International Investment Holding Company Limited (Russia)

      25.   ALICO European Holdings Limited (Ireland)

            a.    ZAO Master D (Russia)

                  i. ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      26.   ALICO Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      27.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a.    ALICO Services Central Europe s.r.o. (Slovakia)

            b.    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      28. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      29.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      30.   ALICO Management Services Limited (United Kingdom)

      31.   ZEUS Aministration Services Limited (United Kingdom)

      32. ALICO Trustees (UK) Ltd. (UK) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      33.   PJSC ALICO Ukraine (Ukraine)

      34.   Borderland Investments Limited (USA-Delaware)

            a.    ALICO Hellas Single Member Limited Liability Company (Greece)

      35.   International Technical and Advisory Services Limited (USA-Delaware)

      36.   International Services Incorporated (Delaware)

      37.   ALICO Operations Inc. (USA-Delaware)

            a.    ALICO Asset Management Corp. (Japan)

      38. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      39. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      40. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      41. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a. Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b.    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c. ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i. Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      42.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      43.   ALICO Services, Inc. (Panama)

      44.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a.    ALGICO Properties, Ltd. (Trinidad & Tobago)

      45. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a. Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                    i.  Sindicato El Trigal C.A. (Venzuela)

                   ii. Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

                  iii. Inversiones 601 C.A. (Venezuela) - 30% of Inversiones 601 C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      46.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      47. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      48.   Global Properties, Inc. (USA-Delaware)

      49.   Alpha Properties, Inc. (USA-Delaware)

      50.   Beta Properties, Inc. (USA-Delaware)

      51.   Delta Properties Japan, Inc. (USA-Delaware)

      52.   Epsilon Properties Japan, Inc.

      53.   Iris Properties, Inc. (USA-Delaware)

      54.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

                                        6


ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  30. PRINCIPAL UNDERWRITER

(a)   MetLife Investors Distribution Company ("MLIDC")
      5 Park Plaza, Suite 1900
      Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following funds:


MetLife of CT Separate Account Eleven for Variable Annuities, MetLife of CT Separate Account QPN for Variable Annuities, MetLife of CT Fund UL for Variable Life Insurance, MetLife of CT Fund UL III for Variable Life Insurance, Metropolitan Life Variable Annuity Separate Account II, Metropolitan Series Fund, Inc., Met Investors Series Trust, MetLife Investors USA Separate Account A, MetLife Investors USA Variable Life Account A, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, First MetLife Investors Variable Annuity Account One, General American Separate Account Eleven, General American Separate Account Twenty- Eight, General American Separate Account Twenty- Nine, General

American Separate Account Two, Security Equity Separate Account 26, Security Equity Separate Account 27, Metropolitan Life Separate Account E, Metropolitan Life Separate Account UL, Metropolitan Tower Separate Account One, Metropolitan Tower Separate Account Two, Paragon Separate Account A, Paragon Separate Account B, Paragon Separate Account C, Paragon Separate Account D and Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
-----------------------      ----------------------------------------------------------------
Michael K. Farrell ***       Director

Elizabeth M. Forget **       Executive Vice President

Peter Gruppuso ****          Vice President, Chief Financial Officer

Paul A. LaPiana *            Executive Vice President, National Sales Manager - Life

Craig W. Markham ****        Director

Richard C. Pearson *         Executive Vice President, General Counsel and Secretary

Steven J. Goulart            Treasurer

Paul A. Sylvester *          President, National Sales Manager- Annuities & LTC

William J. Toppeta           Director


Unless otherwise noted, the principal business address of each person shown above is: MetLife, Inc., 1095 Avenue of the Americas, New York, NY 10166

*     MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614

**    MetLife, 260 Madison Avenue, New York, NY 10016

***   MetLife, 10 Park Avenue, Morristown, NJ 07962

****  MetLife, 485-E US Highway 1 South, Iselin, NJ 08830

(c) Compensation From the Registrant



                                                          (3)
                                                     Compensation
                                                       on Events
          (1)                      (2)              Occasioning the
        Name of              Net Underwriting       Deduction of a             (4)                  (5)
       Principal              Discounts and         Deferred Sales          Brokerage              Other
      Underwriter              Commissions               Load              Commissions         Compensation
MetLife Investors
Distribution Company         $       1,940,706      $             0        $         0         $          0




MLIDC as the principal underwriter and distributor, does not receive any fees on the Policies. The Company pays compensation directly to broker-dealers who have selling agreements with MLIDC.

Tower Square Securities, Inc. provides certain limited services to MLIDC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with FINRA. Tower Square Securities, Inc. allocates such expenses to MLIDC.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

      (1)   MetLife Insurance Company of Connecticut
            1300 Hall Boulevard,
            Bloomfield, Connecticut 06002

      (2)   Metropolitan Life Insurance Company
            501 Boylston Street
            Boston, Massachusetts 02116

      (3)   MetLife Investors Distribution Company
            5 Park Plaza, Suite 1900
            Irvine, CA 92614

ITEM 32. MANAGEMENT SERVICES

Not Applicable.

ITEM 33. FEE REPRESENTATION

MetLife Insurance Company of Connecticut hereby represents that the aggregate charges under the Policies of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Boston, and Commonwealth of Massachusetts, on this 6th day of April, 2011.


                              MetLife of CT Fund UL for Variable Life Insurance
                                               (Registrant)
                                  MetLife Insurance Company of Connecticut

                                             (Depositor)


                                    By:  /s/ Paul L. LeClair
                                         --------------------------------------
                                         Paul L. LeClair
                                         Vice President and Actuary

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Boston, and Commonwealth of Massachusetts, on this 6th day of April, 2011.


                                      MetLife Insurance Company of Connecticut

                                                   (Depositor)

                                    By:  /s/ Paul L. LeClair
                                         --------------------------------------
                                         Paul L. LeClair
                                         Vice President and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 6th day of April, 2011.



/s/ *Michael K. Farrell                       Chairman of the Board, President,
------------------------------------          Chief Executive Officer and
Michael K. Farrell                            Director

/s/ *Maria R. Morris                          Director
------------------------------------
Maria R. Morris

/s/ *Robert E. Sollman, Jr.                   Director and Executive
------------------------------------          Vice President
Robert E. Sollman, Jr.

/s/ *Stanley J. Talbi                         Executive Vice President and Chief
------------------------------------          Financial Officer
Stanley J. Talbi

/s/ *Peter M. Carlson                         Executive Vice President and Chief
------------------------------------          Accounting Officer
Peter M. Carlson


*By: /s/ John E. Connolly, Jr.
     -------------------------------
     John E. Connolly, Jr., Attorney-in-fact


* Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit r. to Post-Effective Amendment No. 16 to the Registration Statement on Form N-6, No. 333-96519, filed on April 7, 2010.

                                  EXHIBIT INDEX

EXHIBIT LETTER DESCRIPTION


    h.12. Participation Agreement between Goldman Sachs Variable Insurance Trust, The Travelers Insurance Company and The Travelers Life and Annuity Company


      n. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.